First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Auto Components — 5.6%
22,062	Aptiv PLC	$1,975,652
137,160	BorgWarner, Inc.	5,716,829
109,628	Gentex Corp.	3,075,065
267,765	Goodyear Tire & Rubber (The) Co.	4,249,431
42,673	Lear Corp.	5,025,599
		20,042,576

	Automobiles — 4.1%
329,545	Ford Motor Co.	2,830,792
134,234	General Motors Co.	4,988,135
53,616	Harley-Davidson, Inc.	2,086,199
8,008	Tesla, Inc. (a)	2,521,879
34,049	Thor Industries, Inc.	2,153,940
		14,580,945

	Building Products — 0.3%
17,629	Fortune Brands Home & Security, Inc.	1,058,621

	Commercial Services & Supplies — 0.5%
78,557	KAR Auction Services, Inc.	1,952,927

	Distributors — 2.3%
9,683	Genuine Parts Co.	993,282
122,643	LKQ Corp. (a)	4,168,635
14,967	Pool Corp.	3,104,156
		8,266,073

	Diversified Consumer Services — 3.4%
19,794	Bright Horizons Family Solutions, Inc. (a)	2,939,805
5,813	Graham Holdings Co., Class B	3,660,214
19,639	Grand Canyon Education, Inc. (a)	1,806,002
81,650	H&R Block, Inc.	2,040,433
40,337	Service Corp. International	1,834,527
		12,280,981

	Entertainment — 4.0%
49,910	Cinemark Holdings, Inc.	1,826,706
45,503	Live Nation Entertainment, Inc. (a)	3,207,962
49,441	Roku, Inc. (a)	7,277,715
14,799	Walt Disney (The) Co.	1,922,686
		14,235,069

	Food & Staples Retailing — 1.5%
17,463	Costco Wholesale Corp.	5,188,432

	Health Care Providers & Services — 0.3%
15,186	Henry Schein, Inc. (a)	950,416

	Hotels, Restaurants & Leisure — 12.0%
22,127	Aramark	968,277
115,102	Carnival Corp.	4,936,725

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
4,590	Chipotle Mexican Grill, Inc. (a)	$3,571,754
10,840	Choice Hotels International, Inc.	959,123
263,467	Extended Stay America, Inc.	3,743,866
60,267	Hilton Grand Vacations, Inc. (a)	2,093,073
10,357	Hilton Worldwide Holdings, Inc.	1,004,215
40,974	Hyatt Hotels Corp., Class A	3,062,397
135,720	International Game Technology PLC	1,796,933
4,491	McDonald’s Corp.	883,380
69,574	MGM Resorts International	1,982,859
74,506	Norwegian Cruise Line Holdings Ltd. (a)	3,781,924
35,606	Royal Caribbean Cruises Ltd.	3,875,001
43,622	Starbucks Corp.	3,688,676
151,083	Wendy’s (The) Co.	3,199,938
18,637	Wyndham Hotels & Resorts, Inc.	1,005,839
8,870	Wynn Resorts Ltd.	1,076,286
21,226	Yum China Holdings, Inc.	902,105
		42,532,371

	Household Durables — 11.0%
73,180	D.R. Horton, Inc.	3,832,437
11,386	Garmin Ltd.	1,067,438
23,554	Leggett & Platt, Inc.	1,208,320
90,082	Lennar Corp., Class A	5,368,887
40,551	Mohawk Industries, Inc. (a)	5,814,202
1,353	NVR, Inc. (a)	4,920,306
105,531	PulteGroup, Inc.	4,141,036
65,169	Tempur Sealy International, Inc. (a)	5,927,121
122,560	Toll Brothers, Inc.	4,874,211
12,179	Whirlpool Corp.	1,852,670
		39,006,628

	Internet & Direct Marketing Retail — 2.1%
491	Booking Holdings, Inc. (a)	1,005,946
24,738	eBay, Inc.	872,015
14,349	Expedia Group, Inc.	1,960,934
373,935	Qurate Retail, Inc., Series A (a)	3,567,340
		7,406,235

	Leisure Products — 2.0%
57,917	Brunswick Corp.	3,373,086
16,248	Hasbro, Inc.	1,581,093
21,913	Polaris, Inc.	2,161,717
		7,115,896

	Machinery — 0.3%
7,210	WABCO Holdings, Inc. (a)	970,610

	Media — 13.8%
175,420	Altice USA, Inc., Class A (a)	5,429,249
2,407	Cable One, Inc.	3,190,166
124,623	CBS Corp., Class B	4,491,413

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
7,324	Charter Communications, Inc., Class A (a)	$3,426,607
85,563	Comcast Corp., Class A	3,834,934
144,842	Discovery, Inc., Class A (a)	3,904,216
113,212	DISH Network Corp., Class A (a)	3,892,229
122,312	Fox Corp., Class A	3,918,876
89,451	Interpublic Group of Cos. (The), Inc.	1,945,559
68,698	John Wiley & Sons, Inc., Class A	3,164,917
138,547	News Corp., Class A	1,899,479
29,505	Nexstar Media Group, Inc., Class A	2,870,541
12,316	Omnicom Group, Inc.	950,672
70,628	Sinclair Broadcast Group, Inc., Class A	2,813,820
482,596	Sirius XM Holdings, Inc. (b)	3,243,045
		48,975,723

	Multiline Retail — 6.2%
31,654	Dollar General Corp.	5,075,402
26,442	Dollar Tree, Inc. (a)	2,919,197
77,672	Kohl’s Corp.	3,981,467
323,748	Macy’s, Inc.	4,908,019
47,058	Target Corp.	5,030,971
		21,915,056

	Personal Products — 1.0%
19,385	Estee Lauder (The) Cos., Inc., Class A	3,610,844

	Road & Rail — 1.2%
7,739	AMERCO	3,134,605
31,647	Uber Technologies, Inc. (a) (b)	996,880
		4,131,485

	Specialty Retail — 19.2%
5,829	Advance Auto Parts, Inc.	947,096
59,539	AutoNation, Inc. (a)	3,027,558
888	AutoZone, Inc. (a)	1,016,209
43,754	Best Buy Co., Inc.	3,142,850
25,179	Burlington Stores, Inc. (a)	4,838,648
43,832	CarMax, Inc. (a)	4,083,827
76,228	Carvana Co. (a)	6,180,566
94,515	Dick’s Sporting Goods, Inc.	3,679,469
7,646	Five Below, Inc. (a)	956,591
98,359	Floor & Decor Holdings, Inc., Class A (a)	4,507,793
116,567	Foot Locker, Inc.	5,071,830
289,806	Gap (The), Inc.	4,712,246
16,625	Home Depot (The), Inc.	3,899,893
49,223	L Brands, Inc.	838,760
8,769	Lowe’s Cos., Inc.	978,708
4,839	O’Reilly Automotive, Inc. (a)	2,107,433
81,580	Penske Automotive Group, Inc.	3,974,578
27,480	Ross Stores, Inc.	3,013,732
20,820	Tiffany & Co.	2,592,298

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
34,600	TJX (The) Cos., Inc.	$1,994,690
137,313	Urban Outfitters, Inc. (a)	3,940,883
44,405	Williams-Sonoma, Inc.	2,965,810
		68,471,468

	Textiles, Apparel & Luxury Goods — 9.1%
116,319	Capri Holdings Ltd. (a)	3,614,031
21,144	Carter’s, Inc.	2,119,475
9,952	Columbia Sportswear Co.	900,158
125,886	Hanesbrands, Inc.	1,914,726
15,679	Lululemon Athletica, Inc. (a)	3,202,749
32,141	NIKE, Inc., Class B	2,878,227
57,023	PVH Corp.	4,970,125
31,619	Ralph Lauren Corp.	3,037,321
134,700	Skechers U.S.A., Inc., Class A (a)	5,033,739
148,066	Tapestry, Inc.	3,828,987
10,837	VF Corp.	891,777
		32,391,315
	Total Common Stocks — 99.9%	355,083,671
	(Cost $339,952,973)

	Money Market Funds — 0.6%
1,730,336	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.67% (c) (d)	1,730,336
582,225	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (c)	582,225
	Total Money Market Funds — 0.6%	2,312,561
	(Cost $2,312,561)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$2,104,888	BNP Paribas S.A., 1.70% (c), dated 10/31/19, due 11/01/19, with a maturity value of $2,104,987. Collateralized by U.S. Treasury Notes, interest rates of 2.50% to 2.625%, due 02/28/21 to 12/31/23. The value of the collateral including accrued interest is $2,150,151. (d)	2,104,888
	(Cost $2,104,888)

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Description	Value

Total Investments — 101.1%	$359,501,120
(Cost $344,370,422) (e)
Net Other Assets and Liabilities — (1.1)%	(3,952,871)
Net Assets — 100.0%	$355,548,249

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $3,803,283 and the total value of the collateral held by the Fund is $3,835,224.
(c)	Rate shown reflects yield as of October 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,516,882 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,386,184. The net unrealized appreciation was $15,130,698.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$355,083,671	$—	$—
Money Market Funds	2,312,561	—	—
Repurchase Agreements	—	2,104,888	—
Total Investments	$357,396,232	$2,104,888	$—

* See Portfolio of Investments for industry breakout.

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Beverages — 13.1%
172,855	Brown-Forman Corp., Class B	$11,325,460
132,891	Coca-Cola (The) Co.	7,233,257
34,902	Constellation Brands, Inc., Class A	6,642,898
314,543	Molson Coors Brewing Co., Class B	16,582,707
52,768	PepsiCo, Inc.	7,238,186
		49,022,508

	Food & Staples Retailing — 23.9%
112,229	Casey’s General Stores, Inc.	19,169,836
91,264	Grocery Outlet Holding Corp. (a)	2,911,322
561,257	Kroger (The) Co.	13,829,372
561,113	Sprouts Farmers Market, Inc. (a)	10,891,203
227,785	Sysco Corp.	18,193,188
176,023	US Foods Holding Corp. (a)	6,982,832
326,996	Walgreens Boots Alliance, Inc.	17,912,841
		89,890,594

	Food Products — 47.0%
352,301	Archer-Daniels-Midland Co.	14,810,734
255,550	Bunge Ltd.	13,799,700
385,471	Campbell Soup Co.	17,851,162
235,811	Conagra Brands, Inc.	6,378,688
136,840	Flowers Foods, Inc.	2,972,165
57,427	General Mills, Inc.	2,920,737
116,689	Hershey (The) Co.	17,138,113
165,438	Hormel Foods Corp.	6,764,760
177,018	Ingredion, Inc.	13,984,422
98,639	J.M. Smucker (The) Co.	10,424,170
224,850	Kellogg Co.	14,284,720
149,231	Lamb Weston Holdings, Inc.	11,645,987
20,253	McCormick & Co., Inc.	3,254,455
57,214	Mondelez International, Inc., Class A	3,000,874
564,409	Pilgrim’s Pride Corp. (a)	17,135,457
29,907	Post Holdings, Inc. (a)	3,077,430
57,084	TreeHouse Foods, Inc. (a)	3,083,678
167,973	Tyson Foods, Inc., Class A	13,906,485
		176,433,737

	Health Care Providers & Services — 3.0%
172,060	CVS Health Corp.	11,423,063

	Household Products — 5.7%
96,150	Church & Dwight Co., Inc.	6,724,731
116,332	Procter & Gamble (The) Co.	14,484,497
		21,209,228

	Personal Products — 3.0%
255,157	Nu Skin Enterprises, Inc., Class A	11,374,899

	Tobacco — 4.1%
265,330	Altria Group, Inc.	11,884,131
41,684	Philip Morris International, Inc.	3,394,745
		15,278,876

Shares	Description	Value

	Total Common Stocks — 99.8%	$374,632,905
	(Cost $363,297,200)

	Money Market Funds — 0.2%
761,182	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (b)	761,182
	(Cost $761,182)

	Total Investments — 100.0%	375,394,087
	(Cost $364,058,382) (c)
	Net Other Assets and Liabilities — 0.0%	13,746
	Net Assets — 100.0%	$375,407,833

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,959,105 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,623,400. The net unrealized appreciation was $11,335,705.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$374,632,905	$—	$—
Money Market Funds	761,182	—	—
Total Investments	$375,394,087	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Energy Equipment & Services — 10.6%
34,172	Apergy Corp. (a)	$860,109
79,683	Baker Hughes Co.	1,705,216
147,101	Halliburton Co.	2,831,694
23,067	Helmerich & Payne, Inc.	865,012
216,208	Patterson-UTI Energy, Inc.	1,798,851
54,098	Schlumberger Ltd.	1,768,464
		9,829,346

	Oil, Gas & Consumable Fuels — 89.3%
124,905	Antero Midstream Corp. (b)	804,388
1,530,289	Antero Resources Corp. (a)	3,825,722
36,106	Apache Corp.	782,056
210,426	Cabot Oil & Gas Corp.	3,922,341
614,148	Centennial Resource Development, Inc., Class A (a)	2,088,103
2,622,113	Chesapeake Energy Corp. (a) (b)	3,513,631
31,174	Chevron Corp.	3,620,548
96,403	Cimarex Energy Co.	4,070,135
40,839	Concho Resources, Inc.	2,757,449
81,106	ConocoPhillips	4,477,051
120,075	Continental Resources, Inc. (a)	3,538,610
192,081	Devon Energy Corp.	3,895,403
30,839	Diamondback Energy, Inc.	2,644,753
49,813	EOG Resources, Inc.	3,452,539
173,739	EQT Corp.	1,865,957
26,180	Exxon Mobil Corp.	1,768,983
68,925	HollyFrontier Corp.	3,786,739
44,846	Kinder Morgan, Inc.	896,023
376,648	Marathon Oil Corp.	4,342,751
45,643	Marathon Petroleum Corp.	2,918,870
125,412	Murphy Oil Corp.	2,587,250
41,152	Noble Energy, Inc.	792,588
103,921	Occidental Petroleum Corp.	4,208,801
165,052	Parsley Energy, Inc., Class A	2,609,472
33,992	PBF Energy, Inc., Class A	1,097,262
36,106	Phillips 66	4,217,903
14,697	Pioneer Natural Resources Co.	1,808,025
21,687	Valero Energy Corp.	2,103,205
436,401	WPX Energy, Inc. (a)	4,355,282
		82,751,840
	Total Common Stocks — 99.9%	92,581,186
	(Cost $133,752,874)

	Money Market Funds — 2.2%
1,953,626	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.67% (c) (d)	1,953,626

Shares	Description	Value

	Money Market Funds (Continued)
121,741	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (c)	$121,741
	Total Money Market Funds — 2.2%	2,075,367
	(Cost $2,075,367)

Principal Value	Description	Value

	Repurchase Agreements — 2.6%
$2,376,512	BNP Paribas S.A., 1.70% (c), dated 10/31/19, due 11/01/19, with a maturity value of $2,376,624. Collateralized by U.S. Treasury Notes, interest rates of 2.50% to 2.625%, due 02/28/21 to 12/31/23. The value of the collateral including accrued interest is $2,427,616. (d)	2,376,512
	(Cost $2,376,512)

	Total Investments — 104.7%	97,033,065
	(Cost $138,204,753) (e)
	Net Other Assets and Liabilities — (4.7)%	(4,345,674)
	Net Assets — 100.0%	$92,687,391

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $3,889,831 and the total value of the collateral held by the Fund is $4,330,138.
(c)	Rate shown reflects yield as of October 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $186,887 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $41,358,575. The net unrealized depreciation was $41,171,688.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$92,581,186	$—	$—
Money Market Funds	2,075,367	—	—
Repurchase Agreements	—	2,376,512	—
Total Investments	$94,656,553	$2,376,512	$—

* See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Banks — 23.6%
656,529	Associated Banc-Corp.	$13,202,798
341,827	Bank of America Corp.	10,688,930
609,399	Bank OZK	17,099,736
296,582	BankUnited, Inc.	10,172,763
124,550	BB&T Corp.	6,607,377
125,978	BOK Financial Corp.	9,719,203
366,769	CIT Group, Inc.	15,730,722
192,454	Citigroup, Inc.	13,829,744
375,875	Citizens Financial Group, Inc.	13,215,765
201,467	Comerica, Inc.	13,179,971
54,799	Commerce Bancshares, Inc.	3,526,864
75,070	Cullen/Frost Bankers, Inc.	6,762,306
225,130	East West Bancorp, Inc.	9,662,580
1,153,053	F.N.B. Corp.	13,905,819
485,564	Fifth Third Bancorp	14,120,201
14,096	First Citizens BancShares, Inc., Class A	6,934,104
248,966	First Hawaiian, Inc.	6,804,241
820,658	First Horizon National Corp.	13,105,908
34,374	First Republic Bank	3,656,019
698,738	Huntington Bancshares, Inc.	9,873,168
56,484	JPMorgan Chase & Co.	7,055,981
558,915	KeyCorp	10,043,703
63,118	M&T Bank Corp.	9,879,861
365,840	PacWest Bancorp	13,532,422
637,738	People’s United Financial, Inc.	10,312,223
175,698	Pinnacle Financial Partners, Inc.	10,334,556
71,138	PNC Financial Services Group (The), Inc.	10,435,945
245,834	Popular, Inc.	13,388,120
94,114	Prosperity Bancshares, Inc.	6,495,748
630,277	Regions Financial Corp.	10,147,460
55,756	Signature Bank	6,597,050
662,745	Sterling Bancorp	13,022,939
31,810	SVB Financial Group (a)	7,045,279
185,886	Synovus Financial Corp.	6,295,959
349,217	TCF Financial Corp.	13,825,501
243,272	Texas Capital Bancshares, Inc. (a)	13,151,284
60,060	U.S. Bancorp	3,424,621
605,772	Umpqua Holdings Corp.	9,583,313
141,824	Webster Financial Corp.	6,254,438
263,574	Wells Fargo & Co.	13,608,326
216,388	Western Alliance Bancorp	10,674,420
102,854	Wintrust Financial Corp.	6,564,142
298,620	Zions Bancorp N.A.	14,474,111
		437,945,621

	Capital Markets — 15.6%
45,190	Ameriprise Financial, Inc.	6,818,719
220,548	Bank of New York Mellon (The) Corp.	10,310,619
3,021,524	BGC Partners, Inc., Class A	15,711,925
7,456	BlackRock, Inc.	3,442,435
57,849	Cboe Global Markets, Inc.	6,661,312

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
79,454	Charles Schwab (The) Corp.	$3,234,572
228,224	E*TRADE Financial Corp.	9,537,481
221,922	Eaton Vance Corp.	10,119,643
207,471	Evercore, Inc., Class A	15,278,165
575,825	Franklin Resources, Inc.	15,863,979
64,152	Goldman Sachs Group (The), Inc.	13,688,754
123,605	Interactive Brokers Group, Inc., Class A	5,879,890
108,063	Intercontinental Exchange, Inc.	10,192,502
784,813	Invesco Ltd.	13,200,555
739,910	Janus Henderson Group PLC	17,114,118
189,926	Lazard Ltd., Class A	7,089,938
202,911	LPL Financial Holdings, Inc.	16,403,325
40,595	MarketAxess Holdings, Inc.	14,962,911
16,227	Moody’s Corp.	3,581,137
311,573	Morgan Stanley	14,347,937
45,485	Morningstar, Inc.	7,361,292
15,263	MSCI, Inc.	3,580,089
35,618	Northern Trust Corp.	3,550,402
120,918	Raymond James Financial, Inc.	10,095,444
27,132	S&P Global, Inc.	6,999,785
112,183	SEI Investments Co.	6,722,005
224,613	State Street Corp.	14,840,181
116,363	T. Rowe Price Group, Inc.	13,474,835
142,344	TD Ameritrade Holding Corp.	5,463,163
203,158	Virtu Financial, Inc., Class A	3,445,560
		288,972,673

	Consumer Finance — 7.4%
501,157	Ally Financial, Inc.	15,350,439
56,197	American Express Co.	6,590,784
182,657	Capital One Financial Corp.	17,032,765
14,407	Credit Acceptance Corp. (a)	6,307,529
163,948	Discover Financial Services	13,158,466
1,038,646	Navient Corp.	14,302,155
453,066	OneMain Holdings, Inc.	18,122,640
651,448	Santander Consumer USA Holdings, Inc.	16,338,316
1,506,483	SLM Corp.	12,714,717
487,483	Synchrony Financial	17,242,274
		137,160,085

	Diversified Financial Services — 2.5%
449,957	AXA Equitable Holdings, Inc.	9,719,071
47,932	Berkshire Hathaway, Inc., Class B (a)	10,189,384
903,174	Jefferies Financial Group, Inc.	16,862,259
183,157	Voya Financial, Inc.	9,883,152
		46,653,866

	Equity Real Estate Investment Trusts — 17.7%
385,130	American Homes 4 Rent, Class A	10,194,391
45,092	American Tower Corp.	9,833,663

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
448,295	Americold Realty Trust	$17,972,147
318,727	Apartment Investment & Management Co., Class A	17,491,738
400,928	Apple Hospitality REIT, Inc.	6,607,293
163,807	Brixmor Property Group, Inc.	3,607,030
1,656,317	Colony Capital, Inc.	9,275,375
54,553	CoreSite Realty Corp.	6,409,977
111,606	Corporate Office Properties Trust	3,308,002
71,730	Crown Castle International Corp.	9,955,407
43,242	EPR Properties	3,363,795
28,813	Equinix, Inc.	16,330,632
540,129	Equity Commonwealth	17,381,351
199,026	Equity LifeStyle Properties, Inc.	13,919,878
113,805	Extra Space Storage, Inc.	12,776,887
186,567	HCP, Inc. (a)	7,018,651
961,157	Host Hotels & Resorts, Inc.	15,753,363
102,611	Iron Mountain, Inc.	3,365,641
159,179	Kimco Realty Corp.	3,431,899
40,567	Lamar Advertising Co., Class A	3,245,766
31,529	Life Storage, Inc.	3,434,139
849,607	Medical Properties Trust, Inc.	17,612,353
598,215	Outfront Media, Inc.	15,739,037
266,211	Park Hotels & Resorts, Inc.	6,189,406
13,553	Public Storage	3,020,422
55,134	SBA Communications Corp.	13,267,997
128,874	Service Properties Trust	3,260,512
659,897	SITE Centers Corp.	10,248,200
69,446	Spirit Realty Capital, Inc.	3,461,189
111,948	Sun Communities, Inc.	18,208,342
137,114	UDR, Inc.	6,889,979
440,225	VICI Properties, Inc.	10,367,299
261,008	Vornado Realty Trust	17,129,955
228,198	Weingarten Realty Investors	7,240,723
		327,312,439

	Hotels, Restaurants & Leisure — 0.2%
72,221	Wyndham Destinations, Inc.	3,351,777

	Insurance — 22.2%
127,055	Aflac, Inc.	6,754,244
20,832	Alleghany Corp. (a)	16,213,337
61,166	Allstate (The) Corp.	6,509,286
30,820	American Financial Group, Inc.	3,206,513
179,011	American International Group, Inc.	9,480,423
17,172	Aon PLC	3,316,943
395,863	Arch Capital Group Ltd. (a)	16,531,239
148,428	Arthur J. Gallagher & Co.	13,539,602
373,781	Assured Guaranty Ltd.	17,537,804
395,113	Athene Holding Ltd., Class A (a)	17,128,149
249,078	Axis Capital Holdings Ltd.	14,802,705
410,635	Brighthouse Financial, Inc. (a)	15,505,578
460,852	Brown & Brown, Inc.	17,364,903

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
20,589	Chubb Ltd.	$3,138,175
56,975	Cincinnati Financial Corp.	6,450,140
17,900	Erie Indemnity Co., Class A	3,298,433
62,455	Everest Re Group Ltd.	16,056,556
224,524	Fidelity National Financial, Inc.	10,292,180
225,294	First American Financial Corp.	13,918,663
24,520	Hanover Insurance Group (The), Inc.	3,229,529
109,677	Hartford Financial Services Group (The), Inc.	6,260,363
170,554	Kemper Corp.	12,259,421
220,402	Lincoln National Corp.	12,448,305
64,565	Loews Corp.	3,163,685
14,060	Markel Corp. (a)	16,464,260
66,439	Marsh & McLennan Cos., Inc.	6,884,409
178,437	Mercury General Corp.	8,575,682
281,906	MetLife, Inc.	13,190,382
564,050	Old Republic International Corp.	12,600,877
78,372	Primerica, Inc.	9,888,979
174,499	Principal Financial Group, Inc.	9,314,757
172,097	Progressive (The) Corp.	11,995,161
147,798	Prudential Financial, Inc.	13,470,310
41,578	Reinsurance Group of America, Inc.	6,755,178
85,905	RenaissanceRe Holdings Ltd.	16,079,698
67,060	Travelers (The) Cos., Inc.	8,788,884
335,498	Unum Group	9,239,615
46,017	W.R. Berkley Corp.	3,216,588
15,386	White Mountains Insurance Group Ltd.	16,478,406
		411,349,362

	IT Services — 4.4%
77,819	Alliance Data Systems Corp.	7,781,900
143,665	CoreLogic, Inc. (a)	5,816,996
22,721	Euronet Worldwide, Inc. (a)	3,182,530
50,070	Fidelity National Information Services, Inc.	6,597,223
96,254	Fiserv, Inc. (a)	10,216,400
23,179	FleetCor Technologies, Inc. (a)	6,819,725
20,903	Global Payments, Inc.	3,536,370
22,772	Jack Henry & Associates, Inc.	3,223,604
36,718	Mastercard, Inc., Class A	10,163,910
19,325	Visa, Inc., Class A	3,456,470
717,235	Western Union (The) Co.	17,973,909
16,447	WEX, Inc. (a)	3,111,443
		81,880,480

	Mortgage Real Estate Investment Trusts — 1.1%
169,919	Chimera Investment Corp.	3,442,559
1,806,343	MFA Financial, Inc.	13,710,143
211,970	New Residential Investment Corp.	3,357,605
		20,510,307

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 1.1%
23,625	Equifax, Inc.	$3,229,774
204,889	TransUnion	16,927,929
		20,157,703

	Real Estate Management & Development — 2.3%
313,494	CBRE Group, Inc., Class A (a)	16,787,604
102,580	Howard Hughes (The) Corp. (a)	11,470,496
95,601	Jones Lang LaSalle, Inc.	14,007,458
		42,265,558

	Software — 0.4%
21,901	Fair Isaac Corp. (a)	6,658,780

	Thrifts & Mortgage Finance — 1.3%
10,706	LendingTree, Inc. (a)	3,852,554
1,321,016	MGIC Investment Corp.	18,111,129
264,832	New York Community Bancorp, Inc.	3,085,293
		25,048,976
	Total Common Stocks — 99.8%	1,849,267,627
	(Cost $1,803,814,874)

	Money Market Funds — 0.2%
4,215,079	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (b)	4,215,079
	(Cost $4,215,079)

	Total Investments — 100.0%	1,853,482,706
	(Cost $1,808,029,953) (c)
	Net Other Assets and Liabilities — 0.0%	(147,900)
	Net Assets — 100.0%	$1,853,334,806

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $94,925,920 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $49,473,167. The net unrealized appreciation was $45,452,753.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,849,267,627	$—	$—
Money Market Funds	4,215,079	—	—
Total Investments	$1,853,482,706	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Biotechnology — 17.0%
54,619	AbbVie, Inc.	$4,344,941
225,230	Alexion Pharmaceuticals, Inc. (a)	23,739,242
68,398	Amgen, Inc.	14,585,873
94,739	Biogen, Inc. (a)	28,299,487
45,764	Exact Sciences Corp. (a)	3,981,468
1,247,304	Exelixis, Inc. (a)	19,270,847
261,027	Gilead Sciences, Inc.	16,630,030
55,717	Incyte Corp. (a)	4,675,771
69,031	Ionis Pharmaceuticals, Inc. (a)	3,846,407
91,792	Neurocrine Biosciences, Inc. (a)	9,132,386
59,633	Regeneron Pharmaceuticals, Inc. (a)	18,264,395
258,294	Seattle Genetics, Inc. (a)	27,740,776
		174,511,623

	Health Care Equipment & Supplies — 25.8%
98,863	Abbott Laboratories	8,265,935
94,567	Baxter International, Inc.	7,253,289
32,701	Becton, Dickinson and Co.	8,371,456
101,650	Boston Scientific Corp. (a)	4,238,805
55,298	Cantel Medical Corp.	4,030,671
27,851	Cooper (The) Cos., Inc.	8,104,641
91,636	Danaher Corp.	12,629,274
110,850	DexCom, Inc. (a)	17,097,504
100,311	Edwards Lifesciences Corp. (a)	23,912,136
78,612	Hill-Rom Holdings, Inc.	8,229,890
262,135	Hologic, Inc. (a)	12,663,742
25,911	ICU Medical, Inc. (a)	4,187,477
48,666	IDEXX Laboratories, Inc. (a)	13,870,297
133,745	Insulet Corp. (a)	19,435,823
7,655	Intuitive Surgical, Inc. (a)	4,232,832
55,600	Masimo Corp. (a)	8,105,924
76,157	Medtronic PLC	8,293,497
163,266	ResMed, Inc.	24,150,307
91,596	STERIS PLC	12,967,246
76,491	Stryker Corp.	16,542,709
48,690	Teleflex, Inc.	16,915,393
34,725	Varian Medical Systems, Inc. (a)	4,195,127
116,658	West Pharmaceutical Services, Inc.	16,780,087
		264,474,062

	Health Care Providers & Services — 28.9%
160,755	AmerisourceBergen Corp.	13,725,262
55,119	Anthem, Inc.	14,831,421
350,582	Cardinal Health, Inc.	17,336,280
382,429	Centene Corp. (a)	20,299,331
52,827	Chemed Corp.	20,809,084
108,988	Cigna Corp.	19,449,998
231,915	DaVita, Inc. (a)	13,590,219
130,716	Encompass Health Corp.	8,368,438
109,909	HCA Healthcare, Inc.	14,677,248
64,714	Humana, Inc.	19,038,859

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
98,482	Laboratory Corp. of America Holdings (a)	$16,226,879
121,055	McKesson Corp.	16,100,315
975,175	MEDNAX, Inc. (a)	21,414,843
201,046	Molina Healthcare, Inc. (a)	23,651,051
286,032	Premier, Inc., Class A (a)	9,318,923
123,663	Quest Diagnostics, Inc.	12,520,879
19,032	UnitedHealth Group, Inc.	4,809,386
111,220	Universal Health Services, Inc., Class B	15,288,301
51,062	WellCare Health Plans, Inc. (a)	15,144,989
		296,601,706

	Health Care Technology — 2.3%
121,340	Cerner Corp.	8,144,341
108,354	Veeva Systems, Inc., Class A (a)	15,367,848
		23,512,189

	Life Sciences Tools & Services — 9.6%
172,721	Agilent Technologies, Inc.	13,083,616
66,298	Bio-Rad Laboratories, Inc., Class A (a)	21,985,743
21,136	Bio-Techne Corp.	4,399,881
301,280	Bruker Corp.	13,406,960
62,493	Charles River Laboratories International, Inc. (a)	8,122,840
55,370	IQVIA Holdings, Inc. (a)	7,996,535
48,564	PerkinElmer, Inc.	4,174,562
41,675	PRA Health Sciences, Inc. (a)	4,072,064
250,896	QIAGEN N.V. (a)	7,479,210
45,434	Thermo Fisher Scientific, Inc.	13,720,159
		98,441,570

	Pharmaceuticals — 16.3%
326,250	Bristol-Myers Squibb Co.	18,716,962
86,778	Catalent, Inc. (a)	4,221,750
155,551	Elanco Animal Health, Inc. (a)	4,202,988
36,985	Eli Lilly & Co.	4,214,441
810,078	Horizon Therapeutics PLC (a)	23,419,355
172,148	Jazz Pharmaceuticals PLC (a)	21,626,953
102,293	Johnson & Johnson	13,506,768
98,260	Merck & Co., Inc.	8,515,212
1,115,196	Mylan N.V. (a)	21,356,003
148,008	Perrigo Co. PLC	7,847,384
460,450	Pfizer, Inc.	17,667,467
177,044	Zoetis, Inc.	22,647,468
		167,942,751
	Total Common Stocks — 99.9%	1,025,483,901
	(Cost $1,006,621,783)

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Money Market Funds — 0.2%
1,871,201	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (b)	$1,871,201
	(Cost $1,871,201)

	Total Investments — 100.1%	1,027,355,102
	(Cost $1,008,492,984) (c)
	Net Other Assets and Liabilities — (0.1)%	(672,953)
	Net Assets — 100.0%	$1,026,682,149

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $81,997,315 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $63,135,197. The net unrealized appreciation was $18,862,118.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,025,483,901	$—	$—
Money Market Funds	1,871,201	—	—
Total Investments	$1,027,355,102	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 14.3%
44,341	Arconic, Inc.	$1,218,047
40,303	BWX Technologies, Inc.	2,341,604
17,823	Curtiss-Wright Corp.	2,410,561
12,618	General Dynamics Corp.	2,230,862
29,234	HEICO Corp.	3,605,722
17,238	Huntington Ingalls Industries, Inc.	3,889,927
15,599	Lockheed Martin Corp.	5,875,831
16,234	Northrop Grumman Corp.	5,722,160
18,609	Raytheon Co.	3,949,016
44,392	Spirit AeroSystems Holdings, Inc., Class A	3,632,154
124,277	Textron, Inc.	5,727,927
11,686	TransDigm Group, Inc.	6,150,108
8,445	United Technologies Corp.	1,212,533
		47,966,452

	Air Freight & Logistics — 3.5%
13,599	C.H. Robinson Worldwide, Inc.	1,028,628
15,519	Expeditors International of Washington, Inc.	1,131,956
7,919	FedEx Corp.	1,208,915
30,469	United Parcel Service, Inc., Class B	3,509,115
64,433	XPO Logistics, Inc. (a)	4,922,681
		11,801,295

	Airlines — 7.8%
56,243	Alaska Air Group, Inc.	3,904,951
105,635	Delta Air Lines, Inc.	5,818,376
363,259	JetBlue Airways Corp. (a)	7,010,899
85,382	Southwest Airlines Co.	4,792,492
52,160	United Airlines Holdings, Inc. (a)	4,738,214
		26,264,932

	Building Products — 3.0%
48,328	A.O. Smith Corp.	2,400,935
22,246	Allegion PLC	2,581,426
26,267	Johnson Controls International PLC	1,138,149
424,014	Resideo Technologies, Inc. (a)	4,040,853
		10,161,363

	Commercial Services & Supplies — 4.2%
22,696	Cintas Corp.	6,097,734
57,407	Copart, Inc. (a)	4,744,115
13,320	Republic Services, Inc.	1,165,633
20,050	Waste Management, Inc.	2,249,811
		14,257,293

	Construction & Engineering — 2.3%
61,388	AECOM (a)	2,456,134
121,997	Quanta Services, Inc.	5,129,974
		7,586,108

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 8.1%
25,112	AMETEK, Inc.	$2,301,515
43,906	Eaton Corp. PLC	3,824,652
34,486	Emerson Electric Co.	2,419,193
27,784	Hubbell, Inc.	3,936,993
209,233	nVent Electric PLC	4,824,913
83,522	Regal Beloit Corp.	6,184,804
72,928	Sensata Technologies Holding PLC (a)	3,733,184
		27,225,254

	Electronic Equipment, Instruments & Components — 2.5%
21,922	FLIR Systems, Inc.	1,130,298
47,419	Keysight Technologies, Inc. (a)	4,785,051
6,502	Littelfuse, Inc.	1,141,556
5,587	Zebra Technologies Corp., Class A (a)	1,328,980
		8,385,885

	Industrial Conglomerates — 2.1%
7,013	3M Co.	1,157,075
31,685	Carlisle Cos., Inc.	4,824,675
6,813	Honeywell International, Inc.	1,176,809
		7,158,559

	IT Services — 4.2%
11,987	Accenture PLC, Class A	2,222,629
85,675	Booz Allen Hamilton Holding Corp.	6,028,950
119,006	Genpact Ltd.	4,661,465
13,929	Paychex, Inc.	1,165,022
		14,078,066

	Machinery — 20.4%
48,226	AGCO Corp.	3,698,452
24,503	Allison Transmission Holdings, Inc.	1,068,576
28,903	Caterpillar, Inc.	3,982,833
39,672	Colfax Corp. (a)	1,332,979
45,278	Crane Co.	3,464,673
37,404	Cummins, Inc.	6,451,442
21,643	Deere & Co.	3,768,912
11,580	Dover Corp.	1,203,046
40,752	Gardner Denver Holdings, Inc. (a)	1,297,136
59,663	ITT, Inc.	3,546,965
26,576	Lincoln Electric Holdings, Inc.	2,380,412
80,271	Oshkosh Corp.	6,853,538
86,911	PACCAR, Inc.	6,610,451
12,766	Parker-Hannifin Corp.	2,342,433
60,999	Pentair PLC	2,529,629
29,459	Snap-on, Inc.	4,792,095
62,913	Toro (The) Co.	4,852,480
185,506	Trinity Industries, Inc.	3,669,309
42,766	Woodward, Inc.	4,561,422
		68,406,783

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Marine — 0.3%
14,032	Kirby Corp. (a)	$1,110,773

	Professional Services — 3.7%
7,774	CoStar Group, Inc. (a)	4,271,968
54,743	ManpowerGroup, Inc.	4,977,234
23,086	Verisk Analytics, Inc.	3,340,544
		12,589,746

	Road & Rail — 12.7%
33,286	CSX Corp.	2,339,007
33,035	Genesee & Wyoming, Inc., Class A (a)	3,667,876
41,676	J.B. Hunt Transport Services, Inc.	4,899,431
17,335	Kansas City Southern	2,440,421
167,620	Knight-Swift Transportation Holdings, Inc.	6,111,425
20,481	Landstar System, Inc.	2,317,425
20,320	Norfolk Southern Corp.	3,698,240
27,131	Old Dominion Freight Line, Inc.	4,940,013
117,532	Ryder System, Inc.	5,715,581
280,137	Schneider National, Inc., Class B	6,406,733
		42,536,152

	Software — 0.7%
23,630	Paylocity Holding Corp. (a)	2,424,438

	Technology Hardware, Storage & Peripherals — 1.6%
154,179	Xerox Holdings Corp.	5,231,294

	Trading Companies & Distributors — 7.7%
145,495	Air Lease Corp.	6,398,870
58,858	HD Supply Holdings, Inc. (a)	2,327,245
63,580	MSC Industrial Direct Co., Inc., Class A	4,654,692
36,999	United Rentals, Inc. (a)	4,941,957
3,880	W.W. Grainger, Inc.	1,198,299
127,372	WESCO International, Inc. (a)	6,387,706
		25,908,769

	Transportation Infrastructure — 0.8%
58,417	Macquarie Infrastructure Corp.	2,520,109

	Total Common Stocks — 99.9%	335,613,271
	(Cost $323,178,079)

	Money Market Funds — 0.1%
473,395	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (b)	473,395
	(Cost $473,395)

Description	Value

Total Investments — 100.0%	$336,086,666
(Cost $323,651,474) (c)
Net Other Assets and Liabilities — 0.0%	(83,524)
Net Assets — 100.0%	$336,003,142

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $24,859,552 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,424,360. The net unrealized appreciation was $12,435,192.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$335,613,271	$—	$—
Money Market Funds	473,395	—	—
Total Investments	$336,086,666	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.8%
34,483	Hexcel Corp.	$2,573,121

	Building Products — 3.8%
19,525	Armstrong World Industries, Inc.	1,826,173
59,750	Owens Corning	3,661,480
		5,487,653

	Chemicals — 37.2%
40,738	Albemarle Corp.	2,474,426
31,311	Axalta Coating Systems Ltd. (a)	923,361
83,322	Cabot Corp.	3,632,006
7,720	Celanese Corp.	935,278
38,375	CF Industries Holdings, Inc.	1,740,306
252,757	Chemours (The) Co.	4,147,742
39,625	Dow, Inc.	2,000,666
51,146	Eastman Chemical Co.	3,889,142
4,767	Ecolab, Inc.	915,598
10,767	FMC Corp.	985,181
162,345	Huntsman Corp.	3,592,695
9,746	Linde PLC	1,933,119
42,207	LyondellBasell Industries N.V., Class A	3,785,968
138,153	Mosaic (The) Co.	2,746,482
1,999	NewMarket Corp.	970,495
201,719	Olin Corp.	3,699,527
41,159	RPM International, Inc.	2,981,146
51,509	Scotts Miracle-Gro (The) Co.	5,170,989
5,151	Sherwin-Williams (The) Co.	2,948,020
57,634	Westlake Chemical Corp.	3,641,892
		53,114,039

	Construction Materials — 6.0%
19,134	Martin Marietta Materials, Inc.	5,011,386
24,969	Vulcan Materials Co.	3,567,321
		8,578,707

	Containers & Packaging — 19.0%
7,970	AptarGroup, Inc.	941,656
38,897	Ball Corp.	2,721,623
24,041	Berry Global Group, Inc. (a)	997,942
79,392	Crown Holdings, Inc. (a)	5,782,913
128,005	Graphic Packaging Holding Co.	2,004,558
67,723	International Paper Co.	2,958,141
183,846	Owens-Illinois, Inc.	1,562,691
26,692	Packaging Corp. of America	2,921,706
31,432	Silgan Holdings, Inc.	967,163
16,219	Sonoco Products Co.	935,836
143,886	WestRock Co.	5,377,020
		27,171,249

	Electrical Equipment — 3.1%
21,012	Acuity Brands, Inc.	2,622,087
147,507	GrafTech International Ltd.	1,781,885
		4,403,972

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 4.3%
15,325	Ingersoll-Rand PLC	$1,944,589
86,789	Timken (The) Co.	4,252,661
		6,197,250

	Metals & Mining — 20.2%
295,938	Freeport-McMoRan, Inc.	2,906,111
103,018	Nucor Corp.	5,547,519
52,626	Reliance Steel & Aluminum Co.	6,106,721
15,325	Royal Gold, Inc.	1,769,118
55,320	Southern Copper Corp.	1,968,286
175,996	Steel Dynamics, Inc.	5,343,239
454,087	United States Steel Corp. (b)	5,226,541
		28,867,535

	Paper & Forest Products — 3.7%
146,458	Domtar Corp.	5,329,607

	Trading Companies & Distributors — 0.7%
28,895	Fastenal Co.	1,038,486
	Total Common Stocks — 99.8%	142,761,619
	(Cost $155,021,377)

	Money Market Funds — 1.5%
1,827,754	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.67% (c) (d)	1,827,754
257,551	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (c)	257,551
	Total Money Market Funds — 1.5%	2,085,305
	(Cost $2,085,305)

Principal Value	Description	Value

	Repurchase Agreements — 1.6%
$2,223,393	BNP Paribas S.A., 1.70% (c), dated 10/31/19, due 11/01/19, with a maturity value of $2,223,498. Collateralized by U.S. Treasury Notes, interest rates of 2.50% to 2.625%, due 02/28/21 to 12/31/23. The value of the collateral including accrued interest is $2,271,205. (d)	2,223,393
	(Cost $2,223,393)

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Description	Value

Total Investments — 102.9%	$147,070,317
(Cost $159,330,075) (e)
Net Other Assets and Liabilities — (2.9)%	(4,097,845)
Net Assets — 100.0%	$142,972,472

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $3,745,803 and the total value of the collateral held by the Fund is $4,051,147.
(c)	Rate shown reflects yield as of October 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,219,337 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,479,095. The net unrealized depreciation was $12,259,758.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$142,761,619	$—	$—
Money Market Funds	2,085,305	—	—
Repurchase Agreements	—	2,223,393	—
Total Investments	$144,846,924	$2,223,393	$—

* See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.6%
168,624	L3Harris Technologies, Inc.	$34,788,818

	Communications Equipment — 6.2%
358,725	Ciena Corp. (a)	13,315,872
598,333	CommScope Holding Co., Inc. (a)	6,701,330
532,792	EchoStar Corp., Class A (a)	20,778,888
150,330	F5 Networks, Inc. (a)	21,659,546
1,137,192	Juniper Networks, Inc.	28,225,105
206,452	Motorola Solutions, Inc.	34,337,097
59,502	Ubiquiti, Inc. (b)	7,532,358
		132,550,196

	Electronic Equipment, Instruments & Components — 10.3%
145,834	Amphenol Corp., Class A	14,631,525
474,521	Avnet, Inc.	18,772,051
285,476	CDW Corp.	36,515,235
91,549	Coherent, Inc. (a)	13,633,477
1,233,589	Corning, Inc.	36,551,242
217,710	Dolby Laboratories, Inc., Class A	14,005,285
155,671	IPG Photonics Corp. (a)	20,903,502
983,560	Jabil, Inc.	36,214,679
249,297	SYNNEX Corp.	29,352,229
		220,579,225

	Entertainment — 4.7%
398,889	Activision Blizzard, Inc.	22,349,751
287,727	Electronic Arts, Inc. (a)	27,736,883
224,552	Take-Two Interactive Software, Inc. (a)	27,024,833
3,627,003	Zynga, Inc., Class A (a)	22,378,608
		99,490,075

	Health Care Providers & Services — 1.1%
2,367,161	Covetrus, Inc. (a)	23,470,401

	Interactive Media & Services — 4.6%
17,316	Alphabet, Inc., Class C (a)	21,820,065
39,514	Facebook, Inc., Class A (a)	7,572,858
64,564	IAC/InterActiveCorp (a)	14,672,169
393,973	Match Group, Inc. (b)	28,756,089
853,930	Twitter, Inc. (a)	25,592,282
		98,413,463

	IT Services — 12.9%
385,006	Akamai Technologies, Inc. (a)	33,303,019
319,303	Amdocs Ltd.	20,818,556
230,474	Black Knight, Inc. (a)	14,796,431
60,856	CACI International, Inc., Class A (a)	13,616,530

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
467,030	Cognizant Technology Solutions Corp., Class A	$28,460,808
1,192,606	DXC Technology Co.	32,999,408
154,373	EPAM Systems, Inc. (a)	27,163,473
96,774	International Business Machines Corp.	12,941,587
163,868	Leidos Holdings, Inc.	14,130,338
58,402	MongoDB, Inc. (a) (b)	7,462,024
214,393	Okta, Inc. (a)	23,383,844
314,194	Sabre Corp.	7,377,275
2,252,364	Switch, Inc., Class A	33,267,416
63,992	Twilio, Inc., Class A (a)	6,179,067
		275,899,776

	Professional Services — 1.4%
420,839	IHS Markit Ltd. (a)	29,467,147

	Semiconductors & Semiconductor Equipment — 26.2%
125,952	Analog Devices, Inc.	13,430,262
423,028	Applied Materials, Inc.	22,953,499
25,486	Broadcom, Inc.	7,463,575
143,600	Cree, Inc. (a)	6,854,028
602,948	Cypress Semiconductor Corp.	14,030,600
747,596	Entegris, Inc.	35,884,608
682,747	Intel Corp.	38,595,688
220,643	KLA Corp.	37,297,493
121,784	Lam Research Corp.	33,008,335
243,013	Maxim Integrated Products, Inc.	14,255,143
378,667	Microchip Technology, Inc.	35,704,511
821,047	Micron Technology, Inc. (a)	39,040,785
228,752	MKS Instruments, Inc.	24,755,542
180,848	Monolithic Power Systems, Inc.	27,112,732
1,831,440	ON Semiconductor Corp. (a)	37,361,376
284,721	Qorvo, Inc. (a)	23,022,540
368,976	QUALCOMM, Inc.	29,680,429
443,937	Skyworks Solutions, Inc.	40,424,903
607,529	Teradyne, Inc.	37,192,925
163,331	Texas Instruments, Inc.	19,271,425
83,817	Universal Display Corp.	16,778,487
73,371	Xilinx, Inc.	6,657,685
		560,776,571

	Software — 25.4%
25,469	Adobe, Inc. (a)	7,078,599
261,988	Alteryx, Inc., Class A (a)	23,971,902
127,151	ANSYS, Inc. (a)	27,992,293
114,336	Aspen Technology, Inc. (a)	13,161,217
168,283	Atlassian Corp. PLC, Class A (a)	20,326,904
313,704	Avalara, Inc. (a)	22,272,984
212,964	Cadence Design Systems, Inc. (a)	13,917,197
142,525	Ceridian HCM Holding, Inc. (a)	6,876,831
72,902	Citrix Systems, Inc.	7,936,112
271,527	Coupa Software, Inc. (a)	37,332,247

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
568,184	DocuSign, Inc. (a)	$37,608,099
91,669	Fortinet, Inc. (a)	7,476,524
200,315	Guidewire Software, Inc. (a)	22,583,513
52,918	Intuit, Inc.	13,626,385
198,319	LogMeIn, Inc.	13,025,592
348,896	Manhattan Associates, Inc. (a)	26,149,755
202,444	Microsoft Corp.	29,024,396
34,520	Palo Alto Networks, Inc. (a)	7,849,503
100,767	Paycom Software, Inc. (a)	21,315,244
218,095	Proofpoint, Inc. (a)	25,161,620
223,873	RealPage, Inc. (a)	13,555,510
279,976	RingCentral, Inc., Class A (a)	45,221,724
47,401	salesforce.com, Inc. (a)	7,417,782
55,437	ServiceNow, Inc. (a)	13,707,353
59,700	Splunk, Inc. (a)	7,161,612
136,443	SS&C Technologies Holdings, Inc.	7,096,400
205,070	Synopsys, Inc. (a)	27,838,253
107,223	Tyler Technologies, Inc. (a)	28,791,520
41,402	Workday, Inc., Class A (a)	6,713,748
		542,190,819

	Technology Hardware, Storage & Peripherals — 5.6%
94,251	Apple, Inc.	23,445,879
271,362	Dell Technologies, Inc., Class C (a)	14,352,336
1,391,509	Hewlett Packard Enterprise Co.	22,834,663
1,115,707	HP, Inc.	19,379,830
891,808	NCR Corp. (a)	26,049,712
415,370	Pure Storage, Inc., Class A (a)	8,083,100
117,982	Western Digital Corp.	6,093,770
		120,239,290
	Total Common Stocks — 100.0%	2,137,865,781
	(Cost $1,974,641,024)

	Money Market Funds — 0.9%
18,450,195	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.67% (c) (d)	18,450,195
1,306,611	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (c)	1,306,611
	Total Money Market Funds — 0.9%	19,756,806
	(Cost $19,756,806)

Principal Value	Description	Value
	Repurchase Agreements — 1.1%
$22,443,961	BNP Paribas S.A., 1.70% (c), dated 10/31/19, due 11/01/19, with a maturity value of $22,445,021. Collateralized by U.S. Treasury Notes, interest rates of 2.50% to 2.625%, due 02/28/21 to 12/31/23. The value of the collateral including accrued interest is $22,926,594. (d)	$22,443,961
	(Cost $22,443,961)

	Total Investments — 102.0%	2,180,066,548
	(Cost $2,016,841,791) (e)
	Net Other Assets and Liabilities — (2.0)%	(42,490,533)
	Net Assets — 100.0%	$2,137,576,015

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $39,429,441 and the total value of the collateral held by the Fund is $40,894,156.
(c)	Rate shown reflects yield as of October 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $256,251,745 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $93,026,988. The net unrealized appreciation was $163,224,757.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,137,865,781	$—	$—
Money Market Funds	19,756,806	—	—
Repurchase Agreements	—	22,443,961	—
Total Investments	$2,157,622,587	$22,443,961	$—

* See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.5%
	Diversified Telecommunication Services — 16.6%
1,923,226	AT&T, Inc.	$74,024,969
1,172,469	GCI Liberty, Inc., Class A (a)	82,049,380
826,753	Verizon Communications, Inc.	49,993,754
368,019	Zayo Group Holdings, Inc. (a)	12,564,169
		218,632,272

	Electric Utilities — 38.4%
462,662	Alliant Energy Corp.	24,678,391
266,318	American Electric Power Co., Inc.	25,137,756
955,074	Avangrid, Inc.	47,801,454
520,580	Duke Energy Corp.	49,069,871
212,609	Entergy Corp.	25,827,741
562,308	Evergy, Inc.	35,937,104
1,032,973	Exelon Corp.	46,989,942
258,673	FirstEnergy Corp.	12,499,079
273,529	Hawaiian Electric Industries, Inc.	12,349,834
110,725	IDACORP, Inc.	11,916,225
824,748	OGE Energy Corp.	35,513,649
385,570	Pinnacle West Capital Corp.	36,289,848
2,311,045	PPL Corp.	77,396,897
807,880	Southern (The) Co.	50,621,761
192,255	Xcel Energy, Inc.	12,210,115
		504,239,667

	Gas Utilities — 7.5%
109,544	Atmos Energy Corp.	12,321,509
1,382,502	National Fuel Gas Co.	62,641,166
496,347	UGI Corp.	23,660,861
		98,623,536

	Independent Power and Renewable Electricity Producers — 6.6%
763,506	AES Corp.	13,017,777
2,722,592	Vistra Energy Corp.	73,591,662
		86,609,439

	Multi-Utilities — 16.9%
311,697	Ameren Corp.	24,218,857
1,240,127	CenterPoint Energy, Inc.	36,050,492
396,180	Consolidated Edison, Inc.	36,535,720
187,664	DTE Energy Co.	23,893,380
1,327,673	MDU Resources Group, Inc.	38,356,473
602,884	Public Service Enterprise Group, Inc.	38,168,586
169,039	Sempra Energy	24,427,826
		221,651,334

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 12.5%
8,087,977	Sprint Corp. (a)	$50,226,337
2,354,972	Telephone & Data Systems, Inc.	61,441,220
633,529	T-Mobile US, Inc. (a)	52,367,507
		164,035,064
	Total Common Stocks — 98.5%	1,293,791,312
	(Cost $1,234,383,483)

	Money Market Funds — 1.4%
18,719,197	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (b)	18,719,197
	(Cost $18,719,197)

	Total Investments — 99.9%	1,312,510,509
	(Cost $1,253,102,680) (c)
	Net Other Assets and Liabilities — 0.1%	672,124
	Net Assets — 100.0%	$1,313,182,633

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $92,196,627 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,788,798. The net unrealized appreciation was $59,407,829.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,293,791,312	$—	$—
Money Market Funds	18,719,197	—	—
Total Investments	$1,312,510,509	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

October 31, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

StrataQuant® and StrataQuant® Consumer Discretionary Index, the StrataQuant® Consumer Staples Index, the StrataQuant® Energy Index, the StrataQuant® Financial Index, the StrataQuant® Health Care Index, the StrataQuant® Industrials Index, the StrataQuant® Materials Index, the StrataQuant® Technology Index, the StrataQuant® Utilities Index, (“IDI Indexes”) are service/trademarks of ICE Data Indices, LLC or its affiliates (“IDI”) and have been licensed for use by First Trust in connection with the Funds. The Funds are not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Funds or as to the result to be obtained by any person from use of the IDI Indexes in connection with the trading of the Funds. IDI and its third party suppliers accept no liability in connection with use of the index or the Fund. See the prospectus for a full copy of the disclaimer.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 3.3%
89,058	Arconic, Inc.	$2,446,423
12,669	General Dynamics Corp.	2,239,879
27,813	HEICO Corp.	3,430,455
22,196	L3Harris Technologies, Inc.	4,579,257
14,838	Lockheed Martin Corp.	5,589,178
15,445	Northrop Grumman Corp.	5,444,054
17,978	Teledyne Technologies, Inc. (a)	5,925,549
118,235	Textron, Inc.	5,449,451
11,118	TransDigm Group, Inc.	5,851,181
16,958	United Technologies Corp.	2,434,830
		43,390,257

	Air Freight & Logistics — 0.7%
40,969	C.H. Robinson Worldwide, Inc.	3,098,895
31,167	Expeditors International of Washington, Inc.	2,273,321
15,908	FedEx Corp.	2,428,516
9,660	United Parcel Service, Inc., Class B	1,112,542
		8,913,274

	Airlines — 1.4%
42,928	American Airlines Group, Inc.	1,290,416
100,503	Delta Air Lines, Inc.	5,535,705
107,181	Southwest Airlines Co.	6,016,069
65,476	United Airlines Holdings, Inc. (a)	5,947,840
		18,790,030

	Auto Components — 0.2%
26,486	Aptiv PLC	2,371,821

	Automobiles — 0.8%
252,793	Ford Motor Co.	2,171,492
154,454	General Motors Co.	5,739,510
9,616	Tesla, Inc. (a)	3,028,271
		10,939,273

	Banks — 4.9%
158,764	Bank of America Corp.	4,964,550
65,079	BB&T Corp.	3,452,441
67,041	Citigroup, Inc.	4,817,566
130,935	Citizens Financial Group, Inc.	4,603,675
70,176	Comerica, Inc.	4,590,914
169,145	Fifth Third Bancorp	4,918,737
11,972	First Republic Bank	1,273,342
324,539	Huntington Bancshares, Inc.	4,585,736
29,511	JPMorgan Chase & Co.	3,686,514
259,592	KeyCorp	4,664,868
21,989	M&T Bank Corp.	3,441,938
24,780	PNC Financial Services Group (The), Inc.	3,635,226
292,741	Regions Financial Corp.	4,713,130
16,621	SVB Financial Group (a)	3,681,219
41,840	U.S. Bancorp	2,385,717

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
91,815	Wells Fargo & Co.	$4,740,409
		64,155,982

	Beverages — 1.2%
55,325	Brown-Forman Corp., Class B	3,624,894
21,265	Coca-Cola (The) Co.	1,157,454
16,757	Constellation Brands, Inc., Class A	3,189,360
100,675	Molson Coors Brewing Co., Class B	5,307,586
16,892	PepsiCo, Inc.	2,317,075
		15,596,369

	Biotechnology — 2.0%
11,965	Amgen, Inc.	2,551,536
24,865	Biogen, Inc. (a)	7,427,424
73,071	Gilead Sciences, Inc.	4,655,354
20,867	Regeneron Pharmaceuticals, Inc. (a)	6,391,145
54,231	Seattle Genetics, Inc. (a)	5,824,409
		26,849,868

	Building Products — 0.3%
22,341	Allegion PLC	2,592,450
27,777	Masco Corp.	1,284,686
		3,877,136

	Capital Markets — 5.1%
15,740	Ameriprise Financial, Inc.	2,375,009
102,434	Bank of New York Mellon (The) Corp.	4,788,789
2,599	BlackRock, Inc.	1,199,958
47,408	Blackstone Group (The), Inc., Class A	2,520,209
20,151	Cboe Global Markets, Inc.	2,320,388
27,675	Charles Schwab (The) Corp.	1,126,649
21,914	CME Group, Inc.	4,508,806
79,501	E*TRADE Financial Corp.	3,322,347
200,583	Franklin Resources, Inc.	5,526,062
22,349	Goldman Sachs Group (The), Inc.	4,768,830
37,642	Intercontinental Exchange, Inc.	3,550,393
10,603	MarketAxess Holdings, Inc.	3,908,160
5,654	Moody’s Corp.	1,247,781
108,534	Morgan Stanley	4,997,991
5,319	MSCI, Inc.	1,247,625
11,654	Nasdaq, Inc.	1,162,720
24,812	Northern Trust Corp.	2,473,260
42,123	Raymond James Financial, Inc.	3,516,849
9,452	S&P Global, Inc.	2,438,521
78,244	State Street Corp.	5,169,581
40,538	T. Rowe Price Group, Inc.	4,694,300
		66,864,228

	Chemicals — 3.2%
5,220	Air Products & Chemicals, Inc.	1,113,217

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
28,404	Celanese Corp.	$3,441,145
70,594	CF Industries Holdings, Inc.	3,201,438
48,704	DuPont de Nemours, Inc.	3,210,081
78,407	Eastman Chemical Co.	5,962,068
11,694	Ecolab, Inc.	2,246,067
52,820	FMC Corp.	4,833,030
9,437	International Flavors & Fragrances, Inc.	1,151,408
64,701	LyondellBasell Industries N.V., Class A	5,803,680
225,906	Mosaic (The) Co.	4,491,011
9,769	PPG Industries, Inc.	1,222,297
10,525	Sherwin-Williams (The) Co.	6,023,668
		42,699,110

	Commercial Services & Supplies — 1.2%
21,595	Cintas Corp.	5,801,929
72,063	Copart, Inc. (a)	5,955,286
13,378	Republic Services, Inc.	1,170,709
20,135	Waste Management, Inc.	2,259,348
		15,187,272

	Communications Equipment — 0.3%
27,179	Motorola Solutions, Inc.	4,520,411

	Construction Materials — 0.5%
4,223	Martin Marietta Materials, Inc.	1,106,046
38,278	Vulcan Materials Co.	5,468,778
		6,574,824

	Consumer Finance — 1.7%
139,657	Ally Financial, Inc.	4,277,694
29,368	American Express Co.	3,444,279
63,631	Capital One Financial Corp.	5,933,591
42,832	Discover Financial Services	3,437,696
169,812	Synchrony Financial	6,006,251
		23,099,511

	Containers & Packaging — 0.8%
63,607	Ball Corp.	4,450,582
138,423	International Paper Co.	6,046,316
		10,496,898

	Distributors — 0.2%
23,252	Genuine Parts Co.	2,385,190

	Diversified Financial Services — 0.7%
208,986	AXA Equitable Holdings, Inc.	4,514,098
22,262	Berkshire Hathaway, Inc., Class B (a)	4,732,456
		9,246,554

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services — 0.7%
152,982	AT&T, Inc.	$5,888,277
57,544	Verizon Communications, Inc.	3,479,686
		9,367,963

	Electric Utilities — 3.4%
42,938	Alliant Energy Corp.	2,290,313
37,076	American Electric Power Co., Inc.	3,499,604
36,236	Duke Energy Corp.	3,415,605
29,595	Entergy Corp.	3,595,201
86,972	Evergy, Inc.	5,558,380
13,543	Eversource Energy	1,134,091
95,866	Exelon Corp.	4,360,944
48,010	FirstEnergy Corp.	2,319,843
14,906	NextEra Energy, Inc.	3,552,696
35,785	Pinnacle West Capital Corp.	3,368,084
147,066	PPL Corp.	4,925,240
74,972	Southern (The) Co.	4,697,746
35,686	Xcel Energy, Inc.	2,266,418
		44,984,165

	Electrical Equipment — 0.9%
25,218	AMETEK, Inc.	2,311,230
55,695	Eaton Corp. PLC	4,851,591
51,950	Emerson Electric Co.	3,644,292
7,028	Rockwell Automation, Inc.	1,208,746
		12,015,859

	Electronic Equipment, Instruments & Components — 1.9%
11,997	Amphenol Corp., Class A	1,203,659
46,975	CDW Corp.	6,008,572
202,978	Corning, Inc.	6,014,238
47,621	Keysight Technologies, Inc. (a)	4,805,435
62,124	TE Connectivity Ltd.	5,560,098
5,610	Zebra Technologies Corp., Class A (a)	1,334,451
		24,926,453

	Energy Equipment & Services — 0.9%
49,906	Baker Hughes Co.	1,067,988
307,103	Halliburton Co.	5,911,733
135,532	Schlumberger Ltd.	4,430,541
		11,410,262

	Entertainment — 1.5%
65,634	Activision Blizzard, Inc.	3,677,473
47,346	Electronic Arts, Inc. (a)	4,564,154
83,512	Liberty Media Corp.-Liberty Formula One, Class C (a)	3,549,260
52,357	Live Nation Entertainment, Inc. (a)	3,691,169

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Entertainment (Continued)
36,949	Take-Two Interactive Software, Inc. (a)	$4,446,812
		19,928,868

	Equity Real Estate Investment Trusts — 5.7%
15,032	Alexandria Real Estate Equities, Inc.	2,386,330
15,705	American Tower Corp.	3,424,946
24,987	Crown Castle International Corp.	3,467,946
102,250	Duke Realty Corp.	3,593,065
8,027	Equinix, Inc.	4,549,543
34,664	Equity LifeStyle Properties, Inc.	2,424,400
40,265	Equity Residential	3,569,895
7,085	Essex Property Trust, Inc.	2,317,716
29,734	Extra Space Storage, Inc.	3,338,236
64,993	HCP, Inc. (a)	2,445,037
334,815	Host Hotels & Resorts, Inc.	5,487,618
195,503	Invitation Homes, Inc.	6,019,537
26,717	Mid-America Apartment Communities, Inc.	3,713,396
13,584	Prologis, Inc.	1,192,132
4,720	Public Storage	1,051,899
15,100	Realty Income Corp.	1,235,029
19,203	SBA Communications Corp.	4,621,202
31,195	Sun Communities, Inc.	5,073,867
23,879	UDR, Inc.	1,199,920
31,706	Ventas, Inc.	2,064,061
90,920	Vornado Realty Trust	5,967,080
51,089	Welltower, Inc.	4,633,261
12,937	WP Carey, Inc.	1,190,980
		74,967,096

	Food & Staples Retailing — 0.9%
179,638	Kroger (The) Co.	4,426,280
14,581	Sysco Corp.	1,164,585
104,662	Walgreens Boots Alliance, Inc.	5,733,384
9,754	Walmart, Inc.	1,143,754
		12,468,003

	Food Products — 2.4%
112,761	Archer-Daniels-Midland Co.	4,740,472
75,474	Conagra Brands, Inc.	2,041,572
42,009	General Mills, Inc.	2,136,578
37,351	Hershey (The) Co.	5,485,741
52,955	Hormel Foods Corp.	2,165,330
31,568	J.M. Smucker (The) Co.	3,336,106
47,765	Lamb Weston Holdings, Inc.	3,727,581
7,409	McCormick & Co., Inc.	1,190,552
41,855	Mondelez International, Inc., Class A	2,195,295
53,764	Tyson Foods, Inc., Class A	4,451,122
		31,470,349

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities — 0.2%
20,334	Atmos Energy Corp.	$2,287,168

	Health Care Equipment & Supplies — 2.2%
26,470	Baxter International, Inc.	2,030,249
8,014	Danaher Corp.	1,104,490
21,716	DENTSPLY SIRONA, Inc.	1,189,603
15,516	DexCom, Inc. (a)	2,393,188
21,059	Edwards Lifesciences Corp. (a)	5,020,044
45,861	Hologic, Inc. (a)	2,215,545
4,257	IDEXX Laboratories, Inc. (a)	1,213,288
10,657	Medtronic PLC	1,160,547
34,276	ResMed, Inc.	5,070,106
10,705	Stryker Corp.	2,315,170
6,815	Teleflex, Inc.	2,367,599
24,492	West Pharmaceutical Services, Inc.	3,522,929
		29,602,758

	Health Care Providers & Services — 4.0%
14,062	AmerisourceBergen Corp.	1,200,614
14,464	Anthem, Inc.	3,891,973
73,601	Cardinal Health, Inc.	3,639,569
107,050	Centene Corp. (a)	5,682,214
30,511	Cigna Corp.	5,444,993
73,430	CVS Health Corp.	4,875,018
20,288	DaVita, Inc. (a)	1,188,877
19,228	HCA Healthcare, Inc.	2,567,707
36,466	Henry Schein, Inc. (a)	2,282,225
18,115	Humana, Inc.	5,329,433
27,568	Laboratory Corp. of America Holdings (a)	4,542,379
32,450	Quest Diagnostics, Inc.	3,285,562
15,985	UnitedHealth Group, Inc.	4,039,410
31,131	Universal Health Services, Inc., Class B	4,279,267
		52,249,241

	Health Care Technology — 0.4%
33,969	Cerner Corp.	2,279,999
22,748	Veeva Systems, Inc., Class A (a)	3,226,349
		5,506,348

	Hotels, Restaurants & Leisure — 3.1%
132,437	Carnival Corp.	5,680,223
6,888	Chipotle Mexican Grill, Inc. (a)	5,359,966
29,383	Darden Restaurants, Inc.	3,298,829
12,435	Hilton Worldwide Holdings, Inc.	1,205,698
20,043	Las Vegas Sands Corp.	1,239,459
5,390	McDonald’s Corp.	1,060,213
83,532	MGM Resorts International	2,380,662
111,818	Norwegian Cruise Line Holdings Ltd. (a)	5,675,882
53,435	Royal Caribbean Cruises Ltd.	5,815,331

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
65,468	Starbucks Corp.	$5,535,974
5,087	Vail Resorts, Inc.	1,182,066
25,487	Yum China Holdings, Inc.	1,083,197
10,205	Yum! Brands, Inc.	1,037,951
		40,555,451

	Household Durables — 1.4%
109,826	D.R. Horton, Inc.	5,751,588
13,670	Garmin Ltd.	1,281,562
103,648	Lennar Corp., Class A	6,177,421
1,556	NVR, Inc. (a)	5,658,534
		18,869,105

	Household Products — 0.1%
15,387	Church & Dwight Co., Inc.	1,076,167

	Independent Power and Renewable Electricity Producers — 0.6%
141,713	AES Corp.	2,416,207
216,569	Vistra Energy Corp.	5,853,860
		8,270,067

	Industrial Conglomerates — 0.4%
14,084	3M Co.	2,323,719
13,685	Honeywell International, Inc.	2,363,810
		4,687,529

	Insurance — 5.6%
66,384	Aflac, Inc.	3,528,974
31,960	Allstate (The) Corp.	3,401,183
62,361	American International Group, Inc.	3,302,639
82,737	Arch Capital Group Ltd. (a)	3,455,097
25,854	Arthur J. Gallagher & Co.	2,358,402
128,430	Brown & Brown, Inc.	4,839,242
14,346	Chubb Ltd.	2,186,617
49,616	Cincinnati Financial Corp.	5,617,027
12,473	Erie Indemnity Co., Class A	2,298,400
4,353	Everest Re Group Ltd.	1,119,113
104,281	Fidelity National Financial, Inc.	4,780,241
24,183	Globe Life, Inc.	2,353,731
57,304	Hartford Financial Services Group (The), Inc.	3,270,912
76,776	Lincoln National Corp.	4,336,309
22,493	Loews Corp.	1,102,157
981	Markel Corp. (a)	1,148,751
11,571	Marsh & McLennan Cos., Inc.	1,198,987
98,199	MetLife, Inc.	4,594,731
60,785	Principal Financial Group, Inc.	3,244,703
44,961	Progressive (The) Corp.	3,133,782
51,485	Prudential Financial, Inc.	4,692,343
21,722	Reinsurance Group of America, Inc.	3,529,173

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
23,362	Travelers (The) Cos., Inc.	$3,061,824
16,031	W.R. Berkley Corp.	1,120,567
		73,674,905

	Interactive Media & Services — 1.1%
1,899	Alphabet, Inc., Class A (a)	2,390,461
6,503	Facebook, Inc., Class A (a)	1,246,300
5,314	IAC/InterActiveCorp (a)	1,207,607
366,387	Snap, Inc., Class A (a)	5,517,788
140,505	Twitter, Inc. (a)	4,210,935
		14,573,091

	Internet & Direct Marketing Retail — 0.5%
1,179	Booking Holdings, Inc. (a)	2,415,500
89,104	eBay, Inc.	3,140,916
8,614	Expedia Group, Inc.	1,177,189
		6,733,605

	IT Services — 3.9%
12,038	Accenture PLC, Class A	2,232,086
63,348	Akamai Technologies, Inc. (a)	5,479,602
81,511	Booz Allen Hamilton Holding Corp.	5,735,929
18,611	Broadridge Financial Solutions, Inc.	2,330,470
76,847	Cognizant Technology Solutions Corp., Class A	4,683,056
196,236	DXC Technology Co.	5,429,850
25,403	EPAM Systems, Inc. (a)	4,469,912
17,440	Fidelity National Information Services, Inc.	2,297,895
33,531	Fiserv, Inc. (a)	3,558,980
8,073	FleetCor Technologies, Inc. (a)	2,375,238
15,924	International Business Machines Corp.	2,129,517
7,935	Jack Henry & Associates, Inc.	1,123,279
26,962	Leidos Holdings, Inc.	2,324,933
8,525	Mastercard, Inc., Class A	2,359,805
23,517	Okta, Inc. (a)	2,564,999
13,985	Paychex, Inc.	1,169,705
6,729	Visa, Inc., Class A	1,203,549
		51,468,805

	Life Sciences Tools & Services — 0.3%
7,752	IQVIA Holdings, Inc. (a)	1,119,544
3,977	Thermo Fisher Scientific, Inc.	1,200,974
5,187	Waters Corp. (a)	1,097,673
		3,418,191

	Machinery — 2.1%
35,587	Cummins, Inc.	6,138,046
20,591	Deere & Co.	3,585,717

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
11,629	Dover Corp.	$1,208,137
7,400	Illinois Tool Works, Inc.	1,247,492
28,188	Ingersoll-Rand PLC	3,576,775
82,685	PACCAR, Inc.	6,289,021
25,640	Parker-Hannifin Corp.	4,704,683
8,015	Stanley Black & Decker, Inc.	1,212,910
		27,962,781

	Media — 2.5%
201,845	Altice USA, Inc., Class A (a)	6,247,103
11,238	Charter Communications, Inc., Class A (a)	5,257,810
102,734	Comcast Corp., Class A	4,604,538
217,381	Discovery, Inc., Class A (a)	5,859,505
183,570	Fox Corp., Class A	5,881,583
14,789	Omnicom Group, Inc.	1,141,563
555,293	Sirius XM Holdings, Inc. (b)	3,731,569
		32,723,671

	Metals & Mining — 0.8%
483,920	Freeport-McMoRan, Inc.	4,752,094
113,709	Nucor Corp.	6,123,230
		10,875,324

	Multiline Retail — 0.7%
36,421	Dollar General Corp.	5,839,743
32,487	Target Corp.	3,473,185
		9,312,928

	Multi-Utilities — 1.8%
28,929	Ameren Corp.	2,247,783
115,090	CenterPoint Energy, Inc.	3,345,666
18,106	CMS Energy Corp.	1,157,336
36,765	Consolidated Edison, Inc.	3,390,468
26,122	DTE Energy Co.	3,325,853
38,697	NiSource, Inc.	1,085,064
37,299	Public Service Enterprise Group, Inc.	2,361,400
15,685	Sempra Energy	2,266,639
48,695	WEC Energy Group, Inc.	4,596,808
		23,777,017

	Oil, Gas & Consumable Fuels — 5.2%
48,809	Chevron Corp.	5,668,677
85,255	Concho Resources, Inc.	5,756,418
101,594	ConocoPhillips	5,607,989
188,014	Continental Resources, Inc. (a)	5,540,773
240,601	Devon Energy Corp.	4,879,388
77,995	EOG Resources, Inc.	5,405,834
81,985	Exxon Mobil Corp.	5,539,726
471,791	Marathon Oil Corp.	5,439,750
95,292	Marathon Petroleum Corp.	6,093,923
154,649	Noble Energy, Inc.	2,978,540
15,710	ONEOK, Inc.	1,097,029

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
56,531	Phillips 66	$6,603,951
67,914	Valero Energy Corp.	6,586,300
48,122	Williams (The) Cos., Inc.	1,073,602
		68,271,900

	Personal Products — 0.2%
17,457	Estee Lauder (The) Cos., Inc., Class A	3,251,715

	Pharmaceuticals — 1.7%
91,324	Bristol-Myers Squibb Co.	5,239,258
17,896	Johnson & Johnson	2,362,988
13,753	Merck & Co., Inc.	1,191,835
234,130	Mylan N.V. (a)	4,483,589
128,896	Pfizer, Inc.	4,945,740
37,169	Zoetis, Inc.	4,754,658
		22,978,068

	Professional Services — 1.0%
7,808	CoStar Group, Inc. (a)	4,290,652
8,232	Equifax, Inc.	1,125,397
57,097	TransUnion	4,717,354
21,965	Verisk Analytics, Inc.	3,178,336
		13,311,739

	Real Estate Management & Development — 0.3%
65,521	CBRE Group, Inc., Class A (a)	3,508,650

	Road & Rail — 0.7%
20,926	J.B. Hunt Transport Services, Inc.	2,460,061
17,407	Kansas City Southern	2,450,557
27,244	Old Dominion Freight Line, Inc.	4,960,588
		9,871,206

	Semiconductors & Semiconductor Equipment — 4.5%
69,607	Applied Materials, Inc.	3,776,876
112,340	Intel Corp.	6,350,580
36,304	KLA Corp.	6,136,828
15,030	Lam Research Corp.	4,073,731
185,469	Marvell Technology Group Ltd.	4,523,589
49,847	Microchip Technology, Inc.	4,700,074
135,096	Micron Technology, Inc. (a)	6,423,815
60,709	QUALCOMM, Inc.	4,883,432
73,047	Skyworks Solutions, Inc.	6,651,660
99,963	Teradyne, Inc.	6,119,735
26,872	Texas Instruments, Inc.	3,170,627
13,792	Universal Display Corp.	2,760,882
		59,571,829

	Software — 2.1%
20,919	ANSYS, Inc. (a)	4,605,318
17,520	Cadence Design Systems, Inc. (a)	1,144,932

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
7,627	Fair Isaac Corp. (a)	$2,318,913
4,354	Intuit, Inc.	1,121,155
16,654	Microsoft Corp.	2,387,684
21,040	Oracle Corp.	1,146,470
11,052	Paycom Software, Inc. (a)	2,337,830
36,854	RingCentral, Inc., Class A (a)	5,952,658
4,559	ServiceNow, Inc. (a)	1,127,258
48,998	Symantec Corp. (a)	1,121,074
33,741	Synopsys, Inc. (a)	4,580,341
		27,843,633

	Specialty Retail — 2.6%
7,002	Advance Auto Parts, Inc.	1,137,685
3,206	AutoZone, Inc. (a)	3,668,882
67,130	Best Buy Co., Inc.	4,821,948
28,967	Burlington Stores, Inc. (a)	5,566,588
13,155	CarMax, Inc. (a)	1,225,651
24,950	Home Depot (The), Inc.	5,852,771
8,718	O’Reilly Automotive, Inc. (a)	3,796,776
10,537	Ross Stores, Inc.	1,155,593
37,499	Tiffany & Co.	4,669,001
41,541	TJX (The) Cos., Inc.	2,394,839
		34,289,734

	Technology Hardware, Storage & Peripherals — 1.6%
10,340	Apple, Inc.	2,572,178
66,975	Dell Technologies, Inc., Class C (a)	3,542,308
228,960	Hewlett Packard Enterprise Co.	3,757,234
183,580	HP, Inc.	3,188,785
44,096	NetApp, Inc.	2,464,084
107,620	Seagate Technology PLC	6,245,189
		21,769,778

	Tobacco — 0.3%
84,923	Altria Group, Inc.	3,803,701

	Trading Companies & Distributors — 0.7%
35,436	Fastenal Co.	1,273,570
46,446	United Rentals, Inc. (a)	6,203,792
7,794	W.W. Grainger, Inc.	2,407,099
		9,884,461

	Water Utilities — 0.2%
18,642	American Water Works Co., Inc.	2,297,999

	Wireless Telecommunication Services — 0.4%
58,793	T-Mobile US, Inc. (a)	4,859,829

Shares	Description	Value

	Total Common Stocks — 100.0%	$1,320,635,420
	(Cost $1,223,672,508)

	Money Market Funds — 0.2%
1,487,966	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.67% (c) (d)	1,487,966
591,793	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (c)	591,793
	Total Money Market Funds — 0.2%	2,079,759
	(Cost $2,079,759)

Principal Value	Description	Value

	Repurchase Agreements — 0.1%
$1,810,054	BNP Paribas S.A., 1.70% (c), dated 10/31/19, due 11/01/19, with a maturity value of $1,810,139. Collateralized by U.S. Treasury Notes, interest rates of 2.50% to 2.625%, due 02/28/21 to 12/31/23. The value of the collateral including accrued interest is $1,848,977. (d)	1,810,054
	(Cost $1,810,054)

	Total Investments — 100.3%	1,324,525,233
	(Cost $1,227,562,321) (e)
	Net Other Assets and Liabilities — (0.3)%	(3,494,579)
	Net Assets — 100.0%	$1,321,030,654

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $3,357,984 and the total value of the collateral held by the Fund is $3,298,020. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On October 31, 2019, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from October 30 to October 31, the value of the related securities loaned was above the collateral value received.
(c)	Rate shown reflects yield as of October 31, 2019.
(d)	This security serves as collateral for securities on loan.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $138,928,141 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $41,965,229. The net unrealized appreciation was $96,962,912.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,320,635,420	$—	$—
Money Market Funds	2,079,759	—	—
Repurchase Agreements	—	1,810,054	—
Total Investments	$1,322,715,179	$1,810,054	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.4%
49,028	Aerojet Rocketdyne Holdings, Inc. (a)	$2,119,480
9,570	Curtiss-Wright Corp.	1,294,343
30,152	Hexcel Corp.	2,249,942
8,768	Huntington Ingalls Industries, Inc.	1,978,587
38,136	Mercury Systems, Inc. (a)	2,809,098
22,584	Spirit AeroSystems Holdings, Inc., Class A	1,847,823
		12,299,273

	Air Freight & Logistics — 0.2%
25,950	XPO Logistics, Inc. (a)	1,982,580

	Airlines — 1.5%
38,151	Alaska Air Group, Inc.	2,648,824
184,800	JetBlue Airways Corp. (a)	3,566,640
53,927	SkyWest, Inc.	3,211,353
85,272	Spirit Airlines, Inc. (a)	3,202,816
		12,629,633

	Auto Components — 1.6%
84,387	BorgWarner, Inc.	3,517,250
112,417	Gentex Corp.	3,153,297
214,882	Goodyear Tire & Rubber (The) Co.	3,410,177
26,255	Lear Corp.	3,092,052
		13,172,776

	Automobiles — 0.5%
51,633	Harley-Davidson, Inc.	2,009,040
32,789	Thor Industries, Inc.	2,074,232
		4,083,272

	Banks — 9.1%
15,385	Ameris Bancorp	659,247
122,287	Associated Banc-Corp.	2,459,191
16,622	Atlantic Union Bankshares Corp.	612,687
41,816	BancorpSouth Bank	1,282,497
21,612	Bank of Hawaii Corp.	1,886,944
90,806	Bank OZK	2,548,016
55,240	BankUnited, Inc.	1,894,732
23,465	BOK Financial Corp.	1,810,325
53,469	Cathay General Bancorp	1,901,892
51,622	CenterState Bank Corp.	1,309,134
54,653	CIT Group, Inc.	2,344,067
33,554	Columbia Banking System, Inc.	1,318,672
10,208	Commerce Bancshares, Inc.	656,987
13,981	Cullen/Frost Bankers, Inc.	1,259,408
29,664	CVB Financial Corp.	616,418
41,932	East West Bancorp, Inc.	1,799,721
214,769	F.N.B. Corp.	2,590,114
2,625	First Citizens BancShares, Inc., Class A	1,291,290
55,721	First Financial Bankshares, Inc.	1,854,395
46,372	First Hawaiian, Inc.	1,267,347
152,858	First Horizon National Corp.	2,441,142

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
114,785	Fulton Financial Corp.	$1,958,232
15,301	Glacier Bancorp., Inc.	647,538
64,663	Hancock Whitney Corp.	2,521,857
98,815	Home BancShares, Inc.	1,826,101
32,781	IBERIABANK Corp.	2,405,798
54,495	Investors Bancorp, Inc.	656,665
107,947	Old National Bancorp	1,942,506
68,142	PacWest Bancorp	2,520,573
118,786	People’s United Financial, Inc.	1,920,770
21,818	Pinnacle Financial Partners, Inc.	1,283,335
45,791	Popular, Inc.	2,493,778
17,530	Prosperity Bancshares, Inc.	1,209,921
5,193	Signature Bank	614,436
24,664	South State Corp.	1,945,003
61,722	Sterling Bancorp	1,212,837
51,937	Synovus Financial Corp.	1,759,106
45,313	Texas Capital Bancshares, Inc. (a)	2,449,621
9,586	UMB Financial Corp.	625,582
150,444	Umpqua Holdings Corp.	2,380,024
32,696	United Bankshares, Inc.	1,292,800
170,857	Valley National Bancorp	1,978,524
26,416	Webster Financial Corp.	1,164,946
40,305	Western Alliance Bancorp	1,988,246
28,738	Wintrust Financial Corp.	1,834,059
55,623	Zions Bancorp N.A.	2,696,047
		77,132,531

	Beverages — 0.3%
6,800	Boston Beer (The) Co., Inc., Class A (a)	2,546,328

	Biotechnology — 1.6%
86,007	ACADIA Pharmaceuticals, Inc. (a)	3,647,557
13,525	Arena Pharmaceuticals, Inc. (a)	658,870
109,842	Arrowhead Pharmaceuticals, Inc. (a)	4,399,172
10,333	Ionis Pharmaceuticals, Inc. (a)	575,755
37,145	Medicines (The) Co. (a)	1,949,741
6,869	Neurocrine Biosciences, Inc. (a)	683,397
24,218	Repligen Corp. (a)	1,925,089
		13,839,581

	Building Products — 1.3%
25,952	A.O. Smith Corp.	1,289,295
19,206	Armstrong World Industries, Inc.	1,796,337
22,634	Fortune Brands Home & Security, Inc.	1,359,172
48,978	Owens Corning	3,001,372
17,849	Simpson Manufacturing Co., Inc.	1,475,042
27,234	Trex Co., Inc. (a)	2,393,596
		11,314,814

	Capital Markets — 2.4%
46,183	Ares Management Corp., Class A	1,365,631
41,337	Eaton Vance Corp.	1,884,967

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
30,916	Evercore, Inc., Class A	$2,276,654
76,406	Federated Investors, Inc., Class B	2,440,408
146,180	Invesco Ltd.	2,458,748
35,376	Lazard Ltd., Class A	1,320,586
37,794	LPL Financial Holdings, Inc.	3,055,267
12,710	Morningstar, Inc.	2,056,986
20,894	SEI Investments Co.	1,251,969
43,156	Stifel Financial Corp.	2,415,873
		20,527,089

	Chemicals — 2.6%
35,620	Albemarle Corp. (b)	2,163,559
16,070	Ashland Global Holdings, Inc.	1,243,336
61,601	Axalta Coating Systems Ltd. (a)	1,816,614
207,187	Chemours (The) Co.	3,399,939
79,847	Huntsman Corp.	1,767,014
2,621	NewMarket Corp.	1,272,469
165,352	Olin Corp.	3,032,556
30,401	Scotts Miracle-Gro (The) Co.	3,051,956
18,036	Sensient Technologies Corp.	1,128,332
28,101	Valvoline, Inc.	599,675
47,244	Westlake Chemical Corp.	2,985,348
		22,460,798

	Commercial Services & Supplies — 2.0%
34,090	ABM Industries, Inc.	1,242,922
197,474	ADT, Inc. (b)	1,528,449
29,853	Brink’s (The) Co.	2,536,311
32,076	Clean Harbors, Inc. (a)	2,644,987
100,869	KAR Auction Services, Inc.	2,507,603
5,674	MSA Safety, Inc.	681,277
35,679	Tetra Tech, Inc.	3,120,842
12,692	UniFirst Corp.	2,549,061
		16,811,452

	Communications Equipment — 0.8%
47,341	Ciena Corp. (a)	1,757,298
52,643	CommScope Holding Co., Inc. (a)	589,601
8,816	F5 Networks, Inc. (a)	1,270,209
75,039	Juniper Networks, Inc.	1,862,468
24,658	ViaSat, Inc. (a)	1,697,457
		7,177,033

	Construction & Engineering — 1.1%
49,448	AECOM (a)	1,978,414
21,567	EMCOR Group, Inc.	1,891,642
28,603	MasTec, Inc. (a)	1,800,273
65,511	Quanta Services, Inc.	2,754,737
4,472	Valmont Industries, Inc.	613,514
		9,038,580

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance — 1.4%
1,344	Credit Acceptance Corp. (a)	$588,417
6,755	FirstCash, Inc.	570,054
193,461	Navient Corp.	2,663,958
84,387	OneMain Holdings, Inc.	3,375,480
97,072	Santander Consumer USA Holdings, Inc.	2,434,566
280,601	SLM Corp.	2,368,272
		12,000,747

	Containers & Packaging — 2.1%
5,227	AptarGroup, Inc.	617,570
47,295	Berry Global Group, Inc. (a)	1,963,215
46,856	Crown Holdings, Inc. (a)	3,412,991
167,884	Graphic Packaging Holding Co.	2,629,063
23,341	Packaging Corp. of America	2,554,906
14,915	Sealed Air Corp.	623,000
41,223	Silgan Holdings, Inc.	1,268,432
31,906	Sonoco Products Co.	1,840,976
84,921	WestRock Co.	3,173,498
		18,083,651

	Distributors — 0.5%
39,370	LKQ Corp. (a)	1,338,186
12,276	Pool Corp.	2,546,043
		3,884,229

	Diversified Consumer Services — 1.0%
16,237	Bright Horizons Family Solutions, Inc. (a)	2,411,519
4,665	Graham Holdings Co., Class B	2,937,364
78,630	H&R Block, Inc.	1,964,964
25,897	Service Corp. International	1,177,795
		8,491,642

	Diversified Financial Services — 0.4%
100,935	Jefferies Financial Group, Inc.	1,884,457
34,116	Voya Financial, Inc.	1,840,899
		3,725,356

	Diversified Telecommunication Services — 0.3%
29,922	GCI Liberty, Inc., Class A (a)	2,093,942

	Electric Utilities — 0.9%
21,247	ALLETE, Inc.	1,828,517
13,573	Hawaiian Electric Industries, Inc.	612,821
5,495	IDACORP, Inc.	591,372
27,285	OGE Energy Corp.	1,174,892
35,662	PNM Resources, Inc.	1,859,773
32,948	Portland General Electric Co.	1,874,082
		7,941,457

	Electrical Equipment — 1.8%
18,373	Acuity Brands, Inc.	2,292,767

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
28,166	EnerSys	$1,883,179
39,512	Generac Holdings, Inc. (a)	3,816,069
145,097	GrafTech International Ltd.	1,752,772
18,846	Hubbell, Inc.	2,670,478
42,490	Regal Beloit Corp.	3,146,384
		15,561,649

	Electronic Equipment, Instruments & Components — 1.5%
8,054	Coherent, Inc. (a)	1,199,402
19,153	Dolby Laboratories, Inc., Class A	1,232,112
11,771	FLIR Systems, Inc.	606,913
9,130	IPG Photonics Corp. (a)	1,225,976
51,922	Jabil, Inc.	1,911,768
3,492	Littelfuse, Inc.	613,090
27,417	SYNNEX Corp.	3,228,078
23,756	Tech Data Corp. (a)	2,886,354
		12,903,693

	Energy Equipment & Services — 0.2%
46,349	Helmerich & Payne, Inc.	1,738,087

	Entertainment — 0.8%
32,043	Cinemark Holdings, Inc.	1,172,774
30,418	Roku, Inc. (a)	4,477,530
212,742	Zynga, Inc., Class A (a)	1,312,618
		6,962,922

	Equity Real Estate Investment Trusts — 7.9%
16,925	Agree Realty Corp.	1,333,182
25,753	American Campus Communities, Inc.	1,287,135
71,736	American Homes 4 Rent, Class A	1,898,852
50,100	Americold Realty Trust	2,008,509
11,874	Apartment Investment & Management Co., Class A	651,645
186,693	Apple Hospitality REIT, Inc.	3,076,701
122,046	Brixmor Property Group, Inc.	2,687,453
10,161	CoreSite Realty Corp.	1,193,917
20,789	Corporate Office Properties Trust	616,186
35,476	CubeSmart	1,124,589
31,305	CyrusOne, Inc.	2,231,420
28,909	Douglas Emmett, Inc.	1,252,338
14,856	EastGroup Properties, Inc.	1,989,961
8,054	EPR Properties	626,521
90,375	Equity Commonwealth	2,908,267
31,297	First Industrial Realty Trust, Inc.	1,317,917
16,188	Gaming and Leisure Properties, Inc.	653,348
21,072	Healthcare Trust of America, Inc., Class A	653,232
27,550	Highwoods Properties, Inc.	1,289,340
19,114	Iron Mountain, Inc.	626,939
7,949	Kilroy Realty Corp.	667,160
59,299	Kimco Realty Corp.	1,278,486

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
7,555	Lamar Advertising Co., Class A	$604,476
12,060	Liberty Property Trust	712,384
11,744	Life Storage, Inc.	1,279,156
19,599	Macerich (The) Co.	538,972
31,650	Medical Properties Trust, Inc.	656,104
7,516	National Health Investors, Inc.	644,798
10,978	National Retail Properties, Inc. (b)	646,714
29,628	Omega Healthcare Investors, Inc.	1,304,817
111,425	Outfront Media, Inc.	2,931,592
139,119	Paramount Group, Inc.	1,873,933
99,170	Park Hotels & Resorts, Inc.	2,305,703
22,253	Pebblebrook Hotel Trust	572,125
10,208	PS Business Parks, Inc.	1,843,054
56,253	Rexford Industrial Realty, Inc.	2,705,207
182,187	RLJ Lodging Trust	2,989,689
7,566	Ryman Hospitality Properties, Inc.	636,830
96,017	Service Properties Trust	2,429,230
15,146	SL Green Realty Corp.	1,266,206
25,869	Spirit Realty Capital, Inc.	1,289,311
66,193	STORE Capital Corp.	2,680,817
225,282	Sunstone Hotel Investors, Inc.	3,043,560
24,235	Terreno Realty Corp.	1,367,096
189,900	VEREIT, Inc.	1,868,616
		67,563,488

	Food & Staples Retailing — 0.7%
23,930	BJ’s Wholesale Club Holdings, Inc. (a)	638,931
19,207	Casey’s General Stores, Inc.	3,280,747
13,457	Performance Food Group Co. (a)	573,403
30,125	US Foods Holding Corp. (a)	1,195,059
		5,688,140

	Food Products — 1.4%
43,736	Bunge Ltd.	2,361,744
129,447	Darling Ingredients, Inc. (a)	2,498,327
26,766	Flowers Foods, Inc.	581,358
30,294	Ingredion, Inc.	2,393,226
12,898	J&J Snack Foods Corp.	2,460,422
19,320	Pilgrim’s Pride Corp. (a)	586,555
5,848	Post Holdings, Inc. (a)	601,759
		11,483,391

	Gas Utilities — 1.0%
65,972	National Fuel Gas Co.	2,989,191
13,692	New Jersey Resources Corp.	596,971
12,883	ONE Gas, Inc.	1,196,058
18,812	South Jersey Industries, Inc.	604,994
13,600	Southwest Gas Holdings, Inc.	1,187,280
14,194	Spire, Inc.	1,193,148
12,314	UGI Corp.	587,008
		8,354,650

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 1.6%
24,220	Globus Medical, Inc., Class A (a)	$1,268,401
14,722	Haemonetics Corp. (a)	1,777,387
5,882	Hill-Rom Holdings, Inc.	615,787
18,768	Insulet Corp. (a)	2,727,366
20,614	Integra LifeSciences Holdings Corp. (a)	1,196,849
4,160	Masimo Corp. (a)	606,486
9,089	Neogen Corp. (a)	591,330
41,392	Novocure Ltd. (a)	2,965,323
19,536	NuVasive, Inc. (a)	1,378,070
10,498	Tandem Diabetes Care, Inc. (a)	646,467
		13,773,466

	Health Care Providers & Services — 1.4%
18,900	Amedisys, Inc. (a)	2,429,028
7,413	Chemed Corp.	2,920,055
9,782	Encompass Health Corp.	626,244
26,104	Ensign Group (The), Inc.	1,102,894
16,355	LHC Group, Inc. (a)	1,814,914
22,571	Molina Healthcare, Inc. (a)	2,655,252
		11,548,387

	Health Care Technology — 0.4%
53,888	HMS Holdings Corp. (a)	1,761,599
18,284	Teladoc Health, Inc. (a) (b)	1,400,554
		3,162,153

	Hotels, Restaurants & Leisure — 2.7%
28,411	Aramark	1,243,265
77,546	Boyd Gaming Corp.	2,113,129
13,919	Choice Hotels International, Inc.	1,231,553
25,071	Churchill Downs, Inc.	3,258,979
7,611	Cracker Barrel Old Country Store, Inc. (b)	1,183,511
15,602	Dunkin’ Brands Group, Inc.	1,226,629
15,527	Eldorado Resorts, Inc. (a)	695,144
58,038	Hilton Grand Vacations, Inc. (a)	2,015,660
33,613	Hyatt Hotels Corp., Class A	2,512,236
23,576	Texas Roadhouse, Inc.	1,332,044
123,938	Wendy’s (The) Co.	2,625,007
21,280	Wingstop, Inc.	1,775,390
13,454	Wyndham Destinations, Inc.	624,400
23,930	Wyndham Hotels & Resorts, Inc.	1,291,502
		23,128,449

	Household Durables — 2.7%
19,635	Helen of Troy Ltd. (a)	2,940,538
30,245	Leggett & Platt, Inc.	1,551,568
24,949	Mohawk Industries, Inc. (a)	3,577,188
84,689	PulteGroup, Inc.	3,323,196
40,096	Tempur Sealy International, Inc. (a)	3,646,731
75,406	Toll Brothers, Inc.	2,998,897

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
32,099	TopBuild Corp. (a)	$3,336,049
11,730	Whirlpool Corp.	1,784,368
		23,158,535

	Independent Power and Renewable Electricity Producers — 0.9%
31,265	NRG Energy, Inc.	1,254,352
41,665	Ormat Technologies, Inc.	3,189,872
169,841	TerraForm Power, Inc., Class A	2,883,900
		7,328,124

	Industrial Conglomerates — 0.4%
21,269	Carlisle Cos., Inc.	3,238,631

	Insurance — 4.8%
11,481	American Financial Group, Inc.	1,194,483
25,018	American National Insurance Co.	3,001,660
4,920	Assurant, Inc.	620,264
69,621	Assured Guaranty Ltd.	3,266,617
73,595	Athene Holding Ltd., Class A (a)	3,190,343
9,277	Axis Capital Holdings Ltd.	551,332
61,188	Brighthouse Financial, Inc. (a)	2,310,459
16,298	Enstar Group Ltd. (a)	3,274,268
41,964	First American Financial Corp.	2,592,536
4,569	Hanover Insurance Group (The), Inc.	601,783
23,827	Kemper Corp.	1,712,685
33,235	Mercury General Corp.	1,597,274
107,571	National General Holdings Corp.	2,293,414
105,063	Old Republic International Corp.	2,347,108
14,598	Primerica, Inc.	1,841,976
16,001	RenaissanceRe Holdings Ltd.	2,995,067
26,653	RLI Corp.	2,593,870
8,235	Selective Insurance Group, Inc.	569,203
62,491	Unum Group	1,721,002
2,293	White Mountains Insurance Group Ltd.	2,455,803
		40,731,147

	Interactive Media & Services — 0.4%
34,664	Match Group, Inc. (b)	2,530,125
16,004	TripAdvisor, Inc. (a)	646,562
		3,176,687

	Internet & Direct Marketing Retail — 0.4%
10,958	Etsy, Inc. (a)	487,521
300,085	Qurate Retail, Inc., Series A (a)	2,862,811
		3,350,332

	IT Services — 2.2%
14,493	Alliance Data Systems Corp.	1,449,300
20,278	Black Knight, Inc. (a)	1,301,847
5,353	CACI International, Inc., Class A (a)	1,197,734

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
4,232	Euronet Worldwide, Inc. (a)	$592,776
63,904	Genpact Ltd.	2,503,120
50,455	KBR, Inc.	1,420,813
72,052	LiveRamp Holdings, Inc. (a)	2,816,513
16,025	MAXIMUS, Inc.	1,229,758
5,138	MongoDB, Inc. (a) (b)	656,482
47,402	Perspecta, Inc.	1,258,049
27,643	Sabre Corp.	649,058
133,594	Western Union (The) Co.	3,347,866
3,065	WEX, Inc. (a)	579,837
		19,003,153

	Leisure Products — 0.3%
23,756	Brunswick Corp.	1,383,550
14,068	Polaris, Inc.	1,387,808
		2,771,358

	Life Sciences Tools & Services — 0.8%
3,721	Bio-Rad Laboratories, Inc., Class A (a)	1,233,958
28,185	Bruker Corp.	1,254,233
4,677	Charles River Laboratories International, Inc. (a)	607,916
36,833	Medpace Holdings, Inc. (a)	2,712,014
6,240	PRA Health Sciences, Inc. (a)	609,710
		6,417,831

	Machinery — 3.5%
32,713	AGCO Corp.	2,508,760
26,314	Allison Transmission Holdings, Inc.	1,147,554
30,713	Crane Co.	2,350,159
11,887	Donaldson Co., Inc.	626,920
30,352	ITT, Inc.	1,804,426
100,695	Kennametal, Inc.	3,116,510
14,271	Lincoln Electric Holdings, Inc.	1,278,253
22,024	Navistar International Corp. (a)	688,911
4,233	Nordson Corp.	663,777
40,838	Oshkosh Corp.	3,486,748
3,732	RBC Bearings, Inc. (a)	598,762
22,885	Rexnord Corp. (a)	647,417
15,819	Snap-on, Inc.	2,573,277
71,142	Timken (The) Co.	3,485,958
33,782	Toro (The) Co.	2,605,606
22,965	Woodward, Inc.	2,449,447
		30,032,485

	Marine — 0.1%
15,070	Kirby Corp. (a)	1,192,941

	Media — 1.7%
1,973	Cable One, Inc.	2,614,955
72,684	DISH Network Corp., Class A (a)	2,498,876
57,427	Interpublic Group of Cos. (The), Inc.	1,249,037

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
44,474	News Corp., Class A	$609,739
18,154	Nexstar Media Group, Inc., Class A	1,766,203
57,937	Sinclair Broadcast Group, Inc., Class A	2,308,210
199,316	TEGNA, Inc.	2,995,719
		14,042,739

	Metals & Mining — 1.1%
31,058	Reliance Steel & Aluminum Co.	3,603,970
25,122	Royal Gold, Inc.	2,900,084
103,870	Steel Dynamics, Inc.	3,153,493
		9,657,547

	Mortgage Real Estate Investment Trusts — 1.0%
129,175	Apollo Commercial Real Estate Finance, Inc.	2,363,903
17,268	Blackstone Mortgage Trust, Inc., Class A	626,828
31,650	Chimera Investment Corp.	641,229
336,454	MFA Financial, Inc.	2,553,686
39,481	New Residential Investment Corp.	625,379
76,683	Starwood Property Trust, Inc.	1,886,402
		8,697,427

	Multiline Retail — 1.0%
62,332	Kohl’s Corp.	3,195,138
199,189	Macy’s, Inc.	3,019,705
55,161	Nordstrom, Inc. (b)	1,980,280
		8,195,123

	Multi-Utilities — 0.8%
51,121	Avista Corp.	2,455,342
8,067	Black Hills Corp.	635,922
65,882	MDU Resources Group, Inc.	1,903,331
24,747	NorthWestern Corp.	1,794,652
		6,789,247

	Oil, Gas & Consumable Fuels — 3.2%
250,977	Antero Midstream Corp. (b)	1,616,292
72,547	Apache Corp.	1,571,368
2,195,303	Chesapeake Energy Corp. (a) (b)	2,941,706
64,569	Cimarex Energy Co.	2,726,103
14,060	CVR Energy, Inc.	666,725
85,272	Delek US Holdings, Inc.	3,406,616
232,736	EQT Corp.	2,499,585
57,705	HollyFrontier Corp.	3,170,313
139,999	Murphy Oil Corp.	2,888,179
68,304	PBF Energy, Inc., Class A	2,204,853
15,412	Targa Resources Corp.	599,219
292,294	WPX Energy, Inc. (a)	2,917,094
		27,208,053

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Paper & Forest Products — 0.3%
100,745	Louisiana-Pacific Corp.	$2,944,776

	Personal Products — 0.1%
16,352	Herbalife Nutrition Ltd. (a)	730,444

	Pharmaceuticals — 0.8%
12,988	Catalent, Inc. (a)	631,866
90,940	Horizon Therapeutics PLC (a)	2,629,075
24,156	Jazz Pharmaceuticals PLC (a)	3,034,718
11,077	Perrigo Co., PLC	587,303
		6,882,962

	Professional Services — 1.5%
29,544	ASGN, Inc. (a)	1,878,703
35,428	Exponent, Inc.	2,250,741
29,205	FTI Consulting, Inc. (a)	3,179,548
29,396	ManpowerGroup, Inc.	2,672,684
33,368	Robert Half International, Inc.	1,910,986
19,908	TriNet Group, Inc. (a)	1,054,925
		12,947,587

	Real Estate Management & Development — 0.5%
19,108	Howard Hughes (The) Corp. (a)	2,136,657
13,356	Jones Lang LaSalle, Inc.	1,956,921
		4,093,578

	Road & Rail — 1.2%
6,348	AMERCO	2,571,194
85,272	Knight-Swift Transportation Holdings, Inc.	3,109,017
10,996	Landstar System, Inc.	1,244,197
59,792	Ryder System, Inc.	2,907,685
		9,832,093

	Semiconductors & Semiconductor Equipment — 2.4%
16,717	Brooks Automation, Inc.	709,971
21,919	Cabot Microelectronics Corp.	3,312,399
23,107	Cirrus Logic, Inc. (a)	1,570,352
139,242	Enphase Energy, Inc. (a) (b)	2,705,472
65,776	Entegris, Inc.	3,157,248
13,418	MKS Instruments, Inc.	1,452,096
15,913	Monolithic Power Systems, Inc.	2,385,677
161,135	ON Semiconductor Corp. (a)	3,287,154
25,051	Qorvo, Inc. (a)	2,025,624
		20,605,993

	Software — 3.2%
23,051	Alteryx, Inc., Class A (a)	2,109,166
15,090	Aspen Technology, Inc. (a)	1,737,010
27,600	Avalara, Inc. (a)	1,959,600
19,113	Coupa Software, Inc. (a)	2,627,846
39,991	DocuSign, Inc. (a)	2,647,004
34,559	Five9, Inc. (a)	1,918,370
5,874	Guidewire Software, Inc. (a)	662,235

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
13,633	j2 Global, Inc.	$1,294,590
30,697	Manhattan Associates, Inc. (a)	2,300,740
19,033	Paylocity Holding Corp. (a)	1,952,786
19,188	Proofpoint, Inc. (a)	2,213,720
10,388	PROS Holdings, Inc. (a)	532,281
23,549	Q2 Holdings, Inc. (a)	1,683,518
19,696	RealPage, Inc. (a)	1,192,593
9,434	Tyler Technologies, Inc. (a)	2,533,218
		27,364,677

	Specialty Retail — 4.1%
48,169	Aaron’s, Inc.	3,609,303
190,836	American Eagle Outfitters, Inc.	2,935,058
48,841	AutoNation, Inc. (a)	2,483,565
46,900	Carvana Co. (a)	3,802,652
9,818	Five Below, Inc. (a)	1,228,330
60,516	Floor & Decor Holdings, Inc., Class A (a)	2,773,448
71,719	Foot Locker, Inc.	3,120,494
178,305	Gap (The), Inc.	2,899,239
63,203	L Brands, Inc.	1,076,979
18,705	Lithia Motors, Inc., Class A	2,945,663
7,834	Monro, Inc.	549,242
21,773	Murphy USA, Inc. (a)	2,567,690
65,470	Penske Automotive Group, Inc.	3,189,698
27,319	Williams-Sonoma, Inc.	1,824,636
		35,005,997

	Technology Hardware, Storage & Peripherals — 0.6%
19,617	NCR Corp. (a)	573,012
36,545	Pure Storage, Inc., Class A (a)	711,166
103,489	Xerox Holdings Corp.	3,511,382
		4,795,560

	Textiles, Apparel & Luxury Goods — 2.0%
20,364	Carter’s, Inc.	2,041,287
6,389	Columbia Sportswear Co.	577,885
4,201	Deckers Outdoor Corp. (a)	642,333
121,229	Hanesbrands, Inc.	1,843,893
35,083	PVH Corp.	3,057,834
25,938	Ralph Lauren Corp.	2,491,604
49,726	Skechers U.S.A., Inc., Class A (a)	1,858,261
34,595	Steven Madden Ltd.	1,424,622
118,825	Tapestry, Inc.	3,072,815
		17,010,534

	Thrifts & Mortgage Finance — 1.2%
38,959	Essent Group Ltd.	2,029,374
1,994	LendingTree, Inc. (a)	717,541
246,056	MGIC Investment Corp.	3,373,428
98,658	New York Community Bancorp, Inc.	1,149,366

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
81,315	Radian Group, Inc.	$2,041,006
33,471	Washington Federal, Inc.	1,220,353
		10,531,068

	Trading Companies & Distributors — 1.2%
74,016	Air Lease Corp.	3,255,224
31,941	GATX Corp.	2,540,907
31,606	HD Supply Holdings, Inc. (a)	1,249,701
34,143	MSC Industrial Direct Co., Inc., Class A	2,499,609
3,658	Watsco, Inc.	644,905
		10,190,346

	Transportation Infrastructure — 0.2%
47,053	Macquarie Infrastructure Corp.	2,029,866

	Water Utilities — 0.5%
27,556	American States Water Co.	2,621,403
27,619	Aqua America, Inc.	1,251,969
		3,873,372

	Wireless Telecommunication Services — 0.4%
119,975	Telephone & Data Systems, Inc.	3,130,148
	Total Common Stocks — 99.9%	850,065,600
	(Cost $794,299,753)

	Money Market Funds — 1.0%
7,119,604	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.67% (c) (d)	7,119,604
1,455,872	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (c)	1,455,872
	Total Money Market Funds — 1.0%	8,575,476
	(Cost $8,575,476)

Principal Value	Description	Value

	Repurchase Agreements — 1.0%
$8,660,728	BNP Paribas S.A., 1.70% (c), dated 10/31/19, due 11/01/19, with a maturity value of $8,661,137. Collateralized by U.S. Treasury Notes, interest rates of 2.50% to 2.625%, due 02/28/21 to 12/31/23. The value of the collateral including accrued interest is $8,846,967. (d)	$8,660,728
	(Cost $8,660,728)

	Total Investments — 101.9%	867,301,804
	(Cost $811,535,957) (e)
	Net Other Assets and Liabilities — (1.9)%	(16,096,334)
	Net Assets — 100.0%	$851,205,470

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $15,183,672 and the total value of the collateral held by the Fund is $15,780,332.
(c)	Rate shown reflects yield as of October 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $88,439,997 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,674,150. The net unrealized appreciation was $55,765,847.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$850,065,600	$—	$—
Money Market Funds	8,575,476	—	—
Repurchase Agreements	—	8,660,728	—
Total Investments	$858,641,076	$8,660,728	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.7%
58,863	Astronics Corp. (a)	$1,703,495
4,912	Cubic Corp.	362,211
18,599	Kratos Defense & Security Solutions, Inc. (a)	351,149
4,261	Moog, Inc., Class A	356,688
60,468	Triumph Group, Inc.	1,255,921
		4,029,464

	Air Freight & Logistics — 0.9%
32,907	Air Transport Services Group, Inc. (a)	688,085
68,542	Atlas Air Worldwide Holdings, Inc. (a)	1,503,126
21,712	Forward Air Corp.	1,501,819
29,755	Hub Group, Inc., Class A (a)	1,362,779
		5,055,809

	Airlines — 0.6%
9,245	Allegiant Travel Co.	1,546,966
65,854	Hawaiian Holdings, Inc.	1,884,083
		3,431,049

	Auto Components — 2.0%
168,307	American Axle & Manufacturing Holdings, Inc. (a)	1,407,046
66,207	Cooper Tire & Rubber Co.	1,869,686
42,302	Cooper-Standard Holdings, Inc. (a)	1,347,742
119,759	Dana, Inc.	1,943,689
4,348	Dorman Products, Inc. (a)	312,839
8,417	Gentherm, Inc. (a)	351,578
11,300	LCI Industries	1,097,456
14,246	Standard Motor Products, Inc.	745,920
44,671	Stoneridge, Inc. (a)	1,379,440
4,191	Visteon Corp. (a)	389,847
		10,845,243

	Automobiles — 0.4%
45,095	Winnebago Industries, Inc.	2,167,717

	Banks — 7.1%
22,692	1st Source Corp.	1,161,377
12,482	BancFirst Corp.	722,583
12,315	Banner Corp.	664,764
23,620	Berkshire Hills Bancorp, Inc.	732,929
89,027	Boston Private Financial Holdings, Inc.	1,001,554
46,965	Brookline Bancorp, Inc.	737,350
59,156	Cadence BanCorp	909,819
9,073	City Holding Co.	719,852
23,258	Eagle Bancorp, Inc.	1,049,866
16,974	Enterprise Financial Services Corp.	743,461
27,631	FB Financial Corp.	1,040,860
19,272	First Bancorp	727,518
34,660	First BanCorp	364,623
27,364	First Busey Corp.	721,589

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
52,088	First Commonwealth Financial Corp.	$733,920
42,397	First Financial Bancorp.	993,786
17,190	First Interstate BancSystem, Inc., Class A	721,292
18,377	First Merchants Corp.	726,810
53,267	First Midwest Bancorp, Inc.	1,094,104
31,441	Great Western Bancorp, Inc.	1,096,348
23,193	Heartland Financial USA, Inc.	1,084,969
25,656	Heritage Financial Corp.	706,310
28,955	Hilltop Holdings, Inc.	676,389
96,478	Hope Bancorp, Inc.	1,376,741
6,576	Independent Bank Group, Inc.	351,619
26,871	International Bancshares Corp.	1,100,636
7,868	Lakeland Financial Corp.	366,255
20,231	National Bank Holdings Corp., Class A	695,946
18,909	NBT Bancorp, Inc.	751,633
31,585	OFG Bancorp	641,491
33,266	Pacific Premier Bancorp, Inc.	1,122,894
3,649	Park National Corp.	369,461
29,636	Renasant Corp.	1,028,369
18,934	S&T Bancorp, Inc.	712,960
30,781	Sandy Spring Bancorp, Inc.	1,061,944
13,666	Seacoast Banking Corp. of Florida (a)	382,648
20,869	ServisFirst Bancshares, Inc.	730,415
55,561	Simmons First National Corp., Class A	1,329,019
30,420	Southside Bancshares, Inc.	1,047,969
28,282	Stock Yards Bancorp, Inc.	1,129,583
8,527	Tompkins Financial Corp.	746,198
24,882	TowneBank	698,935
28,584	TriCo Bancshares	1,075,616
20,280	Trustmark Corp.	696,010
36,601	United Community Banks, Inc.	1,105,716
7,157	Washington Trust Bancorp, Inc.	365,651
27,769	WesBanco, Inc.	1,043,837
5,561	Westamerica Bancorporation	367,137
		39,430,756

	Beverages — 0.3%
4,554	Coca-Cola Consolidated, Inc.	1,249,436
15,595	National Beverage Corp. (b)	685,556
		1,934,992

	Biotechnology — 1.2%
17,074	Coherus Biosciences, Inc. (a)	296,575
24,087	Dicerna Pharmaceuticals, Inc. (a)	397,195
19,845	Emergent BioSolutions, Inc. (a)	1,134,340
33,533	Epizyme, Inc. (a)	385,965
17,950	Invitae Corp. (a)	289,175
31,633	Natera, Inc. (a)	1,218,503
12,898	Portola Pharmaceuticals, Inc. (a)	372,881
12,245	Principia Biopharma, Inc. (a)	432,371

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
67,160	Radius Health, Inc. (a)	$1,910,030
10,252	Xencor, Inc. (a)	350,721
		6,787,756

	Building Products — 2.5%
7,526	AAON, Inc.	366,215
32,152	Advanced Drainage Systems, Inc.	1,190,267
15,561	American Woodmark Corp. (a)	1,543,029
17,741	Apogee Enterprises, Inc.	665,997
50,429	Builders FirstSource, Inc. (a)	1,140,200
20,040	CSW Industrials, Inc.	1,387,169
15,059	Gibraltar Industries, Inc. (a)	801,591
53,791	JELD-WEN Holding, Inc. (a)	919,288
40,329	Patrick Industries, Inc. (a)	1,992,656
60,081	PGT Innovations, Inc. (a)	1,061,030
120,512	Resideo Technologies, Inc. (a)	1,148,479
34,689	Universal Forest Products, Inc.	1,746,938
		13,962,859

	Capital Markets — 1.4%
12,245	Artisan Partners Asset Management, Inc., Class A	334,901
125,770	BGC Partners, Inc., Class A	654,004
18,892	Cohen & Steers, Inc.	1,236,292
12,145	Hamilton Lane, Inc., Class A	724,085
23,008	Houlihan Lokey, Inc.	1,087,358
10,530	Moelis & Co., Class A	375,710
13,746	Piper Jaffray Cos.	1,079,611
8,498	PJT Partners, Inc., Class A	352,922
24,017	TCG BDC, Inc.	343,203
100,662	Waddell & Reed Financial, Inc., Class A	1,666,963
		7,855,049

	Chemicals — 2.1%
30,525	Cabot Corp.	1,330,585
3,165	Chase Corp.	370,780
22,287	H.B. Fuller Co.	1,087,606
11,642	Innospec, Inc.	1,063,613
53,556	Kraton Corp. (a)	1,200,725
111,842	Kronos Worldwide, Inc.	1,418,157
32,574	Minerals Technologies, Inc.	1,610,784
21,187	PolyOne Corp.	679,043
43,395	PQ Group Holdings, Inc. (a)	714,716
10,691	Stepan Co.	1,044,725
32,211	Trinseo S.A.	1,368,967
		11,889,701

	Commercial Services & Supplies — 3.1%
175,214	ACCO Brands Corp.	1,603,208
19,560	Brady Corp., Class A	1,102,010
40,334	BrightView Holdings, Inc. (a)	717,945
32,219	Casella Waste Systems, Inc., Class A (a)	1,404,426

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
40,009	Covanta Holding Corp.	$577,730
21,104	Deluxe Corp.	1,093,820
28,481	Healthcare Services Group, Inc.	693,797
37,523	Herman Miller, Inc.	1,744,820
29,232	HNI Corp.	1,110,816
40,933	Knoll, Inc.	1,094,549
39,093	Matthews International Corp., Class A	1,445,659
24,853	McGrath RentCorp	1,896,533
56,389	Steelcase, Inc., Class A	985,116
21,634	US Ecology, Inc.	1,346,284
5,154	Viad Corp.	314,497
		17,131,210

	Communications Equipment — 0.7%
26,187	EchoStar Corp., Class A (a)	1,021,293
190,167	Extreme Networks, Inc. (a)	1,224,675
6,595	InterDigital, Inc.	353,690
10,737	NETGEAR, Inc. (a)	291,724
14,998	NetScout Systems, Inc. (a)	363,252
18,538	Plantronics, Inc.	730,768
		3,985,402

	Construction & Engineering — 1.5%
50,554	Arcosa, Inc.	1,941,779
23,457	Comfort Systems USA, Inc.	1,182,467
27,099	Dycom Industries, Inc. (a)	1,235,444
10,768	Granite Construction, Inc.	253,479
5,066	NV5 Global, Inc. (a)	366,930
88,189	Primoris Services Corp.	1,802,583
111,000	WillScot Corp. (a)	1,749,360
		8,532,042

	Construction Materials — 0.1%
15,580	Summit Materials, Inc., Class A (a)	357,249

	Consumer Finance — 1.4%
51,892	Encore Capital Group, Inc. (a)	1,722,295
83,346	Enova International, Inc. (a)	1,957,798
68,492	Green Dot Corp., Class A (a)	1,975,309
27,193	Nelnet, Inc., Class A	1,666,115
10,233	PRA Group, Inc. (a)	347,206
2,712	World Acceptance Corp. (a)	281,533
		7,950,256

	Containers & Packaging — 0.5%
36,511	Greif, Inc., Class A	1,430,136
134,713	Owens-Illinois, Inc.	1,145,060
		2,575,196

	Distributors — 0.1%
21,539	Core-Mark Holding Co., Inc.	657,370

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services — 0.6%
36,319	Adtalem Global Education, Inc. (a)	$1,081,580
21,768	Career Education Corp. (a)	308,235
26,201	K12, Inc. (a)	518,518
62,600	Laureate Education, Inc., Class A (a)	967,483
9,142	WW International, Inc. (a)	318,781
		3,194,597

	Diversified Financial Services — 0.4%
37,771	Cannae Holdings, Inc. (a)	1,102,913
130,030	FGL Holdings	1,174,171
		2,277,084

	Diversified Telecommunication Services — 0.2%
17,778	ATN International, Inc.	1,052,991

	Electric Utilities — 0.4%
12,990	MGE Energy, Inc.	1,000,750
19,302	Otter Tail Corp.	1,094,037
		2,094,787

	Electrical Equipment — 1.3%
56,979	Atkore International Group, Inc. (a)	1,977,171
31,764	AZZ, Inc.	1,232,126
24,581	Encore Wire Corp.	1,381,452
82,815	Sunrun, Inc. (a)	1,286,945
158,654	Vivint Solar, Inc. (a) (b)	1,112,165
		6,989,859

	Electronic Equipment, Instruments & Components — 5.3%
20,013	Anixter International, Inc. (a)	1,656,076
113,770	AVX Corp.	1,742,956
6,438	Badger Meter, Inc.	372,116
25,939	Belden, Inc.	1,330,152
47,608	Benchmark Electronics, Inc.	1,613,911
21,377	CTS Corp.	570,338
13,639	ePlus, Inc. (a)	1,065,615
19,837	Fabrinet (a)	1,115,434
9,825	II-VI, Inc. (a)	325,699
24,844	Insight Enterprises, Inc. (a)	1,524,925
23,383	Itron, Inc. (a)	1,783,188
95,121	KEMET Corp.	2,067,931
85,021	Knowles Corp. (a)	1,834,753
51,408	Methode Electronics, Inc.	1,768,435
12,522	MTS Systems Corp.	707,243
13,624	OSI Systems, Inc. (a)	1,352,046
22,134	Plexus Corp. (a)	1,636,588
43,086	Sanmina Corp. (a)	1,324,033
56,606	ScanSource, Inc. (a)	1,828,374
141,812	TTM Technologies, Inc. (a)	1,660,618

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
102,150	Vishay Intertechnology, Inc.	$2,058,322
		29,338,753

	Energy Equipment & Services — 1.7%
104,073	Archrock, Inc.	1,003,264
7,419	Core Laboratories N.V. (b)	326,733
62,205	Diamond Offshore Drilling, Inc. (a) (b)	329,064
72,817	Frank’s International N.V. (a)	356,803
171,651	Helix Energy Solutions Group, Inc. (a)	1,474,482
171,223	McDermott International, Inc. (a) (b)	279,094
739,836	Nabors Industries Ltd.	1,368,697
25,526	Oceaneering International, Inc. (a)	361,448
78,016	Oil States International, Inc. (a)	1,113,288
308,264	RPC, Inc. (b)	1,276,213
29,395	SEACOR Holdings, Inc. (a)	1,261,339
		9,150,425

	Equity Real Estate Investment Trusts — 7.1%
24,202	Acadia Realty Trust	677,172
56,445	Alexander & Baldwin, Inc.	1,327,022
99,101	American Finance Trust, Inc. (b)	1,466,695
22,831	Brandywine Realty Trust	348,858
50,889	Brookfield Property REIT, Inc., Class A	961,802
14,717	CareTrust REIT, Inc.	356,740
172,363	Colony Capital, Inc.	965,233
16,356	Columbia Property Trust, Inc.	335,625
100,078	CoreCivic, Inc.	1,527,190
134,972	DiamondRock Hospitality Co.	1,347,021
64,951	Easterly Government Properties, Inc.	1,449,706
48,474	Empire State Realty Trust, Inc., Class A	701,419
60,385	Essential Properties Realty Trust, Inc.	1,549,479
12,227	Four Corners Property Trust, Inc.	350,303
59,837	GEO Group (The), Inc.	910,719
21,578	Getty Realty Corp.	723,726
35,474	Global Net Lease, Inc.	691,033
23,731	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	708,608
120,847	Independence Realty Trust, Inc.	1,861,044
16,276	Industrial Logistics Properties Trust	345,702
11,234	Innovative Industrial Properties, Inc. (b)	853,784
42,830	Kite Realty Group Trust	763,231
67,486	Lexington Realty Trust	734,248
13,503	LTC Properties, Inc.	700,131
79,842	Mack-Cali Realty Corp.	1,710,216

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
23,999	Monmouth Real Estate Investment Corp.	$361,905
31,093	National Storage Affiliates Trust	1,062,448
29,590	NexPoint Residential Trust, Inc.	1,443,104
22,575	Office Properties Income Trust	719,691
33,130	Piedmont Office Realty Trust, Inc., Class A	743,437
8,417	PotlatchDeltic Corp.	357,470
13,458	QTS Realty Trust, Inc., Class A	721,214
37,943	Retail Opportunity Investments Corp.	708,206
28,075	Retail Properties of America, Inc., Class A	386,312
51,051	RPT Realty	740,239
45,357	Safehold, Inc.	1,568,445
6,346	Saul Centers, Inc.	339,765
74,742	Senior Housing Properties Trust	741,814
22,894	SITE Centers Corp.	355,544
149,080	Summit Hotel Properties, Inc.	1,827,721
44,685	Tanger Factory Outlet Centers, Inc. (b)	720,322
13,460	Universal Health Realty Income Trust	1,604,836
17,474	Urban Edge Properties	368,876
65,505	Xenia Hotels & Resorts, Inc.	1,378,880
		39,516,936

	Food & Staples Retailing — 1.1%
77,100	Andersons (The), Inc.	1,420,182
42,890	Chefs’ Warehouse (The), Inc. (a)	1,420,731
4,864	PriceSmart, Inc.	360,423
53,654	Sprouts Farmers Market, Inc. (a)	1,041,424
45,341	Weis Markets, Inc.	1,745,175
		5,987,935

	Food Products — 1.3%
91,454	B&G Foods, Inc. (b)	1,422,110
3,635	Calavo Growers, Inc.	315,264
20,280	Fresh Del Monte Produce, Inc.	646,932
34,747	Freshpet, Inc. (a)	1,815,878
74,194	Hostess Brands, Inc. (a)	948,199
47,720	Simply Good Foods (The) Co. (a)	1,171,049
18,625	Tootsie Roll Industries, Inc.	638,465
		6,957,897

	Gas Utilities — 0.3%
10,887	Chesapeake Utilities Corp.	1,032,087
9,694	Northwest Natural Holding Co.	672,376
		1,704,463

	Health Care Equipment & Supplies — 1.2%
29,112	Cardiovascular Systems, Inc. (a)	1,296,066
14,390	CONMED Corp.	1,583,188

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
4,665	iRhythm Technologies, Inc. (a)	$311,715
27,601	Lantheus Holdings, Inc. (a)	575,481
2,910	Mesa Laboratories, Inc.	662,753
16,092	Nevro Corp. (a)	1,387,130
6,524	Orthofix Medical, Inc. (a)	274,204
5,639	Quidel Corp. (a)	320,859
		6,411,396

	Health Care Providers & Services — 2.5%
17,453	Addus HomeCare Corp. (a)	1,469,717
12,020	AMN Healthcare Services, Inc. (a)	706,295
136,891	Brookdale Senior Living, Inc. (a)	1,006,149
13,705	CorVel Corp. (a)	1,084,340
145,444	Covetrus, Inc. (a)	1,442,077
11,136	Magellan Health, Inc. (a)	722,726
15,294	MEDNAX, Inc. (a)	335,856
16,905	National HealthCare Corp.	1,389,253
17,969	National Research Corp.	1,031,960
77,636	Patterson Cos., Inc.	1,329,905
77,462	R1 RCM, Inc. (a)	823,421
41,744	Select Medical Holdings Corp. (a)	760,576
15,639	Tenet Healthcare Corp. (a)	396,292
10,594	US Physical Therapy, Inc.	1,498,733
		13,997,300

	Health Care Technology — 0.8%
13,358	HealthStream, Inc. (a)	374,825
105,512	Inovalon Holdings, Inc., Class A (a)	1,649,153
22,674	Inspire Medical Systems, Inc. (a)	1,382,660
22,072	NextGen Healthcare, Inc. (a)	373,127
12,588	Tabula Rasa HealthCare, Inc. (a)	641,233
		4,420,998

	Hotels, Restaurants & Leisure — 2.6%
36,541	Bloomin’ Brands, Inc.	723,877
24,319	Brinker International, Inc.	1,080,980
24,892	Cheesecake Factory (The), Inc. (b)	1,040,237
26,641	Dave & Buster’s Entertainment, Inc.	1,059,779
75,964	Denny’s Corp. (a)	1,528,396
4,561	Dine Brands Global, Inc.	333,637
11,387	Jack in the Box, Inc.	956,736
61,910	Lindblad Expeditions Holdings, Inc. (a)	974,463
19,820	Papa John’s International, Inc. (b)	1,160,461
74,284	Penn National Gaming, Inc. (a)	1,583,363
132,519	Playa Hotels & Resorts N.V. (a)	1,105,208
33,991	Scientific Games Corp. (a)	815,444
26,283	SeaWorld Entertainment, Inc. (a)	694,397
17,643	Shake Shack, Inc., Class A (a)	1,451,666
		14,508,644

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables — 2.8%
1,800	Cavco Industries, Inc. (a)	$344,970
30,157	Installed Building Products, Inc. (a)	1,966,839
40,690	KB Home	1,452,226
20,592	La-Z-Boy, Inc.	731,222
20,753	LGI Homes, Inc. (a)	1,628,695
32,102	M.D.C. Holdings, Inc.	1,242,668
45,931	M/I Homes, Inc. (a)	2,029,232
19,664	Meritage Homes Corp. (a)	1,417,578
45,979	Skyline Champion Corp. (a)	1,297,987
53,332	Taylor Morrison Home Corp. (a)	1,335,967
114,986	TRI Pointe Group, Inc. (a)	1,809,880
		15,257,264

	Household Products — 0.4%
49,898	Central Garden & Pet Co., Class A (a)	1,411,115
5,655	WD-40 Co.	1,059,747
		2,470,862

	Independent Power and Renewable Electricity Producers — 0.4%
18,950	Clearway Energy, Inc., Class C	343,564
64,216	Pattern Energy Group, Inc., Class A	1,799,974
		2,143,538

	Insurance — 2.1%
42,876	American Equity Investment Life Holding Co.	1,058,180
10,462	AMERISAFE, Inc.	664,651
9,851	Argo Group International Holdings Ltd.	609,481
21,847	CNO Financial Group, Inc.	341,906
15,534	eHealth, Inc. (a)	1,072,467
39,684	Employers Holdings, Inc.	1,680,221
11,625	FBL Financial Group, Inc., Class A	667,042
7,467	Horace Mann Educators Corp.	325,263
6,752	James River Group Holdings Ltd.	241,789
16,743	Kinsale Capital Group, Inc.	1,770,070
5,158	National Western Life Group, Inc., Class A	1,406,071
8,592	ProAssurance Corp.	336,978
6,825	Safety Insurance Group, Inc.	663,390
10,678	State Auto Financial Corp.	353,335
7,360	United Fire Group, Inc.	335,027
		11,525,871

	Interactive Media & Services — 0.4%
154,064	Cars.com, Inc. (a)	1,742,464
19,906	Yelp, Inc. (a)	686,956
		2,429,420

	Internet & Direct Marketing Retail — 0.1%
9,575	Shutterstock, Inc. (a)	388,553

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 2.1%
33,462	CSG Systems International, Inc.	$1,928,750
33,233	EVERTEC, Inc.	1,016,597
20,662	ExlService Holdings, Inc. (a)	1,438,695
4,842	ManTech International Corp., Class A	383,389
66,998	NIC, Inc.	1,575,793
44,823	Perficient, Inc. (a)	1,757,062
45,156	Sykes Enterprises, Inc. (a)	1,395,095
36,115	TTEC Holdings, Inc.	1,710,767
9,603	Virtusa Corp. (a)	358,000
		11,564,148

	Leisure Products — 0.5%
26,201	Acushnet Holdings Corp.	745,418
17,822	Callaway Golf Co.	360,361
33,130	Sturm Ruger & Co., Inc.	1,516,029
		2,621,808

	Life Sciences Tools & Services — 0.1%
18,089	NeoGenomics, Inc. (a)	414,781

	Machinery — 5.3%
14,691	Alamo Group, Inc.	1,572,818
19,181	Albany International Corp., Class A	1,610,820
49,954	Altra Industrial Motion Corp.	1,538,583
20,134	Barnes Group, Inc.	1,176,832
9,498	Columbus McKinnon Corp.	356,365
31,042	Douglas Dynamics, Inc.	1,453,697
10,074	EnPro Industries, Inc.	700,647
13,042	ESCO Technologies, Inc.	1,101,919
52,820	Federal Signal Corp.	1,713,481
14,468	Franklin Electric Co., Inc.	779,102
19,882	Gorman-Rupp (The) Co.	734,441
57,417	Greenbrier (The) Cos., Inc.	1,681,744
8,526	Helios Technologies, Inc.	337,885
44,799	Hillenbrand, Inc.	1,379,361
7,877	Kadant, Inc.	715,232
74,784	Meritor, Inc. (a)	1,647,492
24,121	Mueller Industries, Inc.	742,203
30,772	Mueller Water Products, Inc., Class A	360,032
30,261	REV Group, Inc.	376,447
43,222	SPX Corp. (a)	1,968,330
17,529	SPX FLOW, Inc. (a)	793,713
14,223	Standex International Corp.	1,077,819
19,569	Tennant Co.	1,515,228
33,854	TriMas Corp. (a)	1,094,161
70,302	Trinity Industries, Inc.	1,390,574
14,757	Watts Water Technologies, Inc., Class A	1,376,090
		29,195,016

	Marine — 0.2%
27,661	Matson, Inc.	1,056,097

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media — 1.4%
28,146	AMC Networks, Inc., Class A (a)	$1,225,758
307,787	Central European Media Enterprises Ltd., Class A (a)	1,380,425
78,131	E.W. Scripps (The) Co., Class A	1,049,690
105,969	Gray Television, Inc. (a)	1,738,951
31,486	John Wiley & Sons, Inc., Class A	1,450,560
18,321	Scholastic Corp.	705,359
		7,550,743

	Metals & Mining — 2.2%
304,730	AK Steel Holding Corp. (a)	719,163
68,323	Allegheny Technologies, Inc. (a)	1,435,466
33,475	Carpenter Technology Corp.	1,640,944
99,501	Commercial Metals Co.	1,923,354
6,122	Compass Minerals International, Inc.	345,771
196,516	Hecla Mining Co.	451,987
10,484	Kaiser Aluminum Corp.	1,122,627
5,637	Materion Corp.	320,407
149,729	United States Steel Corp. (b)	1,723,381
88,597	Warrior Met Coal, Inc.	1,725,870
19,188	Worthington Industries, Inc.	706,310
		12,115,280

	Mortgage Real Estate Investment Trusts — 1.1%
52,762	Arbor Realty Trust, Inc. (b)	720,729
36,912	Granite Point Mortgage Trust, Inc.	686,563
35,417	KKR Real Estate Finance Trust, Inc.	710,111
20,025	Ladder Capital Corp.	345,832
56,792	New York Mortgage Trust, Inc.	355,518
62,234	PennyMac Mortgage Investment Trust	1,424,536
63,233	Redwood Trust, Inc.	1,033,227
34,863	TPG RE Finance Trust, Inc.	705,279
		5,981,795

	Multiline Retail — 0.6%
70,586	Big Lots, Inc.	1,529,599
26,155	Dillard’s, Inc., Class A (b)	1,804,172
		3,333,771

	Multi-Utilities — 0.2%
21,811	Unitil Corp.	1,358,171

	Oil, Gas & Consumable Fuels — 4.2%
572,633	Antero Resources Corp. (a)	1,431,582
23,305	Arch Coal, Inc., Class A	1,838,531
398,472	Callon Petroleum Co. (a) (b)	1,514,194
238,204	CNX Resources Corp. (a)	2,008,060
110,859	Kosmos Energy Ltd.	687,326
104,619	Matador Resources Co. (a)	1,455,250
499,817	Oasis Petroleum, Inc. (a)	1,304,522

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
75,650	Par Pacific Holdings, Inc. (a)	$1,713,472
62,321	PDC Energy, Inc. (a)	1,243,304
117,484	Peabody Energy Corp.	1,237,107
373,914	QEP Resources, Inc.	1,245,134
178,468	SM Energy Co.	1,399,189
896,041	Southwestern Energy Co. (a)	1,836,884
85,064	Talos Energy, Inc. (a)	1,831,428
215,361	Whiting Petroleum Corp. (a)	1,365,389
25,976	World Fuel Services Corp.	1,085,018
		23,196,390

	Paper & Forest Products — 0.8%
10,610	Boise Cascade Co.	379,520
48,291	Domtar Corp.	1,757,309
10,620	Neenah, Inc.	684,990
36,953	Schweitzer-Mauduit International, Inc.	1,496,227
		4,318,046

	Personal Products — 0.5%
9,883	Inter Parfums, Inc.	765,241
24,396	Nu Skin Enterprises, Inc., Class A	1,087,573
15,171	USANA Health Sciences, Inc. (a)	1,124,323
		2,977,137

	Pharmaceuticals — 0.8%
52,326	Amphastar Pharmaceuticals, Inc. (a)	1,010,677
9,495	ANI Pharmaceuticals, Inc. (a)	741,654
122,346	Corcept Therapeutics, Inc. (a)	1,785,028
9,087	Pacira BioSciences, Inc. (a)	367,933
17,756	Theravance Biopharma, Inc. (a)	286,227
		4,191,519

	Professional Services — 1.3%
29,433	CBIZ, Inc. (a)	805,581
28,191	Huron Consulting Group, Inc. (a)	1,864,553
8,191	ICF International, Inc.	701,887
71,405	Kelly Services, Inc., Class A	1,714,434
18,283	Kforce, Inc.	747,958
44,757	Korn Ferry	1,642,134
		7,476,547

	Real Estate Management & Development — 0.5%
19,489	Marcus & Millichap, Inc. (a)	696,147
114,525	Newmark Group, Inc., Class A	1,216,256
20,542	Redfin Corp. (a) (b)	357,225
20,188	St Joe (The) Co. (a)	374,487
		2,644,115

	Road & Rail — 1.5%
64,321	Heartland Express, Inc.	1,344,309
49,983	Hertz Global Holdings, Inc. (a)	675,270
83,221	Marten Transport Ltd.	1,802,567

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
11,075	Saia, Inc. (a)	$987,890
79,620	Schneider National, Inc., Class B	1,820,909
48,988	Werner Enterprises, Inc.	1,788,062
		8,419,007

	Semiconductors & Semiconductor Equipment — 2.8%
12,046	Advanced Energy Industries, Inc. (a)	711,919
16,515	Ambarella, Inc. (a)	869,184
152,031	Amkor Technology, Inc. (a)	1,889,745
43,072	Diodes, Inc. (a)	2,009,309
74,201	FormFactor, Inc. (a)	1,619,808
28,327	Inphi Corp. (a)	2,036,145
75,662	Lattice Semiconductor Corp. (a)	1,482,219
64,360	MACOM Technology Solutions Holdings, Inc. (a)	1,463,546
11,477	Power Integrations, Inc.	1,045,669
126,114	SunPower Corp. (a) (b)	1,104,759
8,657	Synaptics, Inc. (a)	364,546
50,176	Xperi Corp.	1,018,824
		15,615,673

	Software — 1.8%
16,694	8x8, Inc. (a)	322,528
10,908	Appfolio, Inc., Class A (a)	1,060,585
36,409	Appian Corp. (a) (b)	1,625,298
67,616	Avaya Holdings Corp. (a)	817,477
7,234	Blackline, Inc. (a)	338,117
24,648	Ebix, Inc. (b)	1,050,744
18,240	ForeScout Technologies, Inc. (a)	561,062
8,930	Instructure, Inc. (a)	417,299
38,754	LivePerson, Inc. (a)	1,590,852
7,345	SPS Commerce, Inc. (a)	387,596
40,454	SVMK, Inc. (a)	744,354
9,920	Upland Software, Inc. (a)	371,802
5,786	Varonis Systems, Inc. (a)	413,988
		9,701,702

	Specialty Retail — 3.9%
110,859	Abercrombie & Fitch Co., Class A	1,794,807
10,140	Asbury Automotive Group, Inc. (a)	1,045,738
49,550	Boot Barn Holdings, Inc. (a)	1,736,727
67,160	Buckle (The), Inc. (b)	1,404,987
8,983	Children’s Place (The), Inc. (b)	735,798
60,607	Designer Brands, Inc., Class A	1,000,015
33,903	Dick’s Sporting Goods, Inc.	1,319,844
14,986	Group 1 Automotive, Inc.	1,490,208
18,666	Guess?, Inc.	312,656
105,984	Michaels Cos. (The), Inc. (a)	925,240
788,314	Office Depot, Inc.	1,623,927
53,647	Rent-A-Center, Inc.	1,387,848
10,123	RH (a)	1,839,349
69,685	Sally Beauty Holdings, Inc. (a)	1,080,118
41,274	Signet Jewelers Ltd. (b)	662,035

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
33,482	Sleep Number Corp. (a)	$1,611,154
61,566	Urban Outfitters, Inc. (a)	1,766,944
		21,737,395

	Technology Hardware, Storage & Peripherals — 0.2%
154,408	Diebold Nixdorf, Inc. (a)	1,080,856

	Textiles, Apparel & Luxury Goods — 1.3%
62,298	Crocs, Inc. (a)	2,179,807
67,106	G-III Apparel Group Ltd. (a)	1,685,032
29,564	Kontoor Brands, Inc.	1,123,432
14,471	Oxford Industries, Inc.	996,473
36,716	Wolverine World Wide, Inc.	1,089,731
		7,074,475

	Thrifts & Mortgage Finance — 2.4%
37,529	Axos Financial, Inc. (a)	1,090,217
25,098	Capitol Federal Financial, Inc.	358,148
65,714	Columbia Financial, Inc. (a)	1,083,624
18,523	Flagstar Bancorp, Inc.	673,126
26,521	Kearny Financial Corp.	372,090
73,784	Meridian Bancorp, Inc.	1,443,215
53,032	Meta Financial Group, Inc.	1,678,993
39,515	NMI Holdings, Inc., Class A (a)	1,155,814
21,100	Northwest Bancshares, Inc.	355,957
43,966	OceanFirst Financial Corp.	1,052,106
34,153	PennyMac Financial Services, Inc. (a)	1,063,183
28,199	Provident Financial Services, Inc.	703,565
30,919	Walker & Dunlop, Inc.	1,947,588
7,845	WSFS Financial Corp.	330,824
		13,308,450

	Tobacco — 0.5%
25,245	Universal Corp.	1,383,426
116,160	Vector Group Ltd.	1,417,152
		2,800,578

	Trading Companies & Distributors — 3.3%
77,100	Aircastle Ltd.	2,098,662
24,354	Applied Industrial Technologies, Inc.	1,457,343
30,946	Beacon Roofing Supply, Inc. (a)	960,564
52,845	BMC Stock Holdings, Inc. (a)	1,426,287
48,172	GMS, Inc. (a)	1,443,233
47,937	H&E Equipment Services, Inc.	1,626,982
22,311	Herc Holdings, Inc. (a)	987,485
5,818	Kaman Corp.	341,342
114,056	MRC Global, Inc. (a)	1,295,676
120,621	NOW, Inc. (a)	1,271,345
44,823	Rush Enterprises, Inc., Class A	1,958,317
40,882	Triton International Ltd.	1,500,370

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
36,202	WESCO International, Inc. (a)	$1,815,530
		18,183,136

	Water Utilities — 0.5%
13,070	California Water Service Group	731,528
15,975	Middlesex Water Co.	1,074,319
10,129	SJW Group	732,833
		2,538,680

	Wireless Telecommunication Services — 0.3%
46,020	United States Cellular Corp. (a)	1,712,864
	Total Common Stocks — 99.9%	552,566,873
	(Cost $533,338,199)

	Money Market Funds — 1.5%
7,602,299	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.67% (c) (d)	7,602,299
858,948	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (c)	858,948
	Total Money Market Funds — 1.5%	8,461,247
	(Cost $8,461,247)

Principal Value	Description	Value

	Repurchase Agreements — 1.7%
$9,247,907	BNP Paribas S.A., 1.70% (c), dated 10/31/19, due 11/01/19, with a maturity value of $9,248,344. Collateralized by U.S. Treasury Notes, interest rates of 2.50% to 2.625%, due 02/28/21 to 12/31/23. The value of the collateral including accrued interest is $9,446,773. (d)	9,247,907
	(Cost $9,247,907)

	Total Investments — 103.1%	570,276,027
	(Cost $551,047,353) (e)
	Net Other Assets and Liabilities — (3.1)%	(17,052,469)
	Net Assets — 100.0%	$553,223,558

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $16,263,053 and the total value of the collateral held by the Fund is $16,850,206.
(c)	Rate shown reflects yield as of October 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $54,731,128 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $35,502,454. The net unrealized appreciation was $19,228,674.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$552,566,873	$—	$—
Money Market Funds	8,461,247	—	—
Repurchase Agreements	—	9,247,907	—
Total Investments	$561,028,120	$9,247,907	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.4%
72,516	Arconic, Inc.	$1,992,015
10,316	General Dynamics Corp.	1,823,869
197,747	Textron, Inc.	9,114,159
13,811	United Technologies Corp.	1,982,983
		14,913,026

	Air Freight & Logistics — 0.5%
22,239	C.H. Robinson Worldwide, Inc.	1,682,158
25,377	Expeditors International of Washington, Inc.	1,850,999
12,952	FedEx Corp.	1,977,252
		5,510,409

	Airlines — 2.9%
143,589	American Airlines Group, Inc.	4,316,285
168,084	Delta Air Lines, Inc.	9,258,067
143,406	Southwest Airlines Co.	8,049,379
109,508	United Airlines Holdings, Inc. (a)	9,947,707
		31,571,438

	Auto Components — 0.2%
21,564	Aptiv PLC	1,931,056

	Automobiles — 1.0%
205,829	Ford Motor Co.	1,768,071
258,315	General Motors Co.	9,598,986
		11,367,057

	Banks — 8.8%
193,902	Bank of America Corp.	6,063,316
72,560	BB&T Corp.	3,849,308
112,122	Citigroup, Inc.	8,057,087
218,979	Citizens Financial Group, Inc.	7,699,302
117,370	Comerica, Inc.	7,678,345
282,881	Fifth Third Bancorp	8,226,179
396,366	Huntington Bancshares, Inc.	5,600,652
48,060	JPMorgan Chase & Co.	6,003,655
317,050	KeyCorp	5,697,388
35,803	M&T Bank Corp.	5,604,244
40,352	PNC Financial Services Group (The), Inc.	5,919,638
489,592	Regions Financial Corp.	7,882,431
27,068	SVB Financial Group (a)	5,995,021
69,982	U.S. Bancorp	3,990,374
153,557	Wells Fargo & Co.	7,928,148
		96,195,088

	Beverages — 1.1%
18,682	Constellation Brands, Inc., Class A	3,555,745
168,375	Molson Coors Brewing Co., Class B	8,876,730
		12,432,475

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology — 2.6%
20,012	Amgen, Inc.	$4,267,559
41,587	Biogen, Inc. (a)	12,422,453
89,244	Gilead Sciences, Inc.	5,685,735
20,388	Regeneron Pharmaceuticals, Inc. (a)	6,244,437
		28,620,184

	Building Products — 0.2%
45,236	Masco Corp.	2,092,165

	Capital Markets — 5.6%
12,815	Ameriprise Financial, Inc.	1,933,655
125,110	Bank of New York Mellon (The) Corp.	5,848,892
129,459	E*TRADE Financial Corp.	5,410,092
335,467	Franklin Resources, Inc.	9,242,116
37,378	Goldman Sachs Group (The), Inc.	7,975,718
181,518	Morgan Stanley	8,358,904
20,205	Northern Trust Corp.	2,014,034
68,593	Raymond James Financial, Inc.	5,726,830
130,856	State Street Corp.	8,645,656
49,509	T. Rowe Price Group, Inc.	5,733,142
		60,889,039

	Chemicals — 3.8%
31,667	Celanese Corp.	3,836,457
78,714	CF Industries Holdings, Inc.	3,569,680
79,316	DuPont de Nemours, Inc.	5,227,718
131,133	Eastman Chemical Co.	9,971,353
108,210	LyondellBasell Industries N.V., Class A	9,706,437
472,275	Mosaic (The) Co.	9,388,827
		41,700,472

	Consumer Finance — 3.0%
233,573	Ally Financial, Inc.	7,154,341
106,413	Capital One Financial Corp.	9,923,012
69,750	Discover Financial Services	5,598,135
284,005	Synchrony Financial	10,045,257
		32,720,745

	Containers & Packaging — 0.7%
185,207	International Paper Co.	8,089,842

	Distributors — 0.2%
18,933	Genuine Parts Co.	1,942,147

	Diversified Financial Services — 1.2%
349,519	AXA Equitable Holdings, Inc.	7,549,611
27,190	Berkshire Hathaway, Inc., Class B (a)	5,780,050
		13,329,661

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services — 1.4%
255,859	AT&T, Inc.	$9,848,013
93,707	Verizon Communications, Inc.	5,666,462
		15,514,475

	Electric Utilities — 3.3%
34,958	Alliant Energy Corp.	1,864,660
59,005	Duke Energy Corp.	5,561,811
32,998	Entergy Corp.	4,008,597
160,324	Exelon Corp.	7,293,139
39,088	FirstEnergy Corp.	1,888,732
58,270	Pinnacle West Capital Corp.	5,484,372
245,964	PPL Corp.	8,237,334
29,052	Xcel Energy, Inc.	1,845,093
		36,183,738

	Electrical Equipment — 1.1%
68,022	Eaton Corp. PLC	5,925,396
57,920	Emerson Electric Co.	4,063,088
11,443	Rockwell Automation, Inc.	1,968,082
		11,956,566

	Electronic Equipment, Instruments & Components — 1.6%
271,573	Corning, Inc.	8,046,708
103,901	TE Connectivity Ltd.	9,299,139
		17,345,847

	Energy Equipment & Services — 1.6%
513,615	Halliburton Co.	9,887,089
226,672	Schlumberger Ltd.	7,409,907
		17,296,996

	Entertainment — 0.7%
35,628	Activision Blizzard, Inc.	1,996,237
57,824	Electronic Arts, Inc. (a)	5,574,233
		7,570,470

	Equity Real Estate Investment Trusts — 1.8%
559,955	Host Hotels & Resorts, Inc.	9,177,662
152,058	Vornado Realty Trust	9,979,567
		19,157,229

	Food & Staples Retailing — 1.7%
300,438	Kroger (The) Co.	7,402,792
23,745	Sysco Corp.	1,896,513
175,042	Walgreens Boots Alliance, Inc.	9,588,801
		18,888,106

	Food Products — 2.4%
188,589	Archer-Daniels-Midland Co.	7,928,282
126,228	Conagra Brands, Inc.	3,414,467
34,204	General Mills, Inc.	1,739,616

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
43,115	Hormel Foods Corp.	$1,762,972
35,201	J.M. Smucker (The) Co.	3,720,042
89,917	Tyson Foods, Inc., Class A	7,444,228
		26,009,607

	Gas Utilities — 0.2%
16,552	Atmos Energy Corp.	1,861,769

	Health Care Providers & Services — 6.1%
16,128	Anthem, Inc.	4,339,722
82,067	Cardinal Health, Inc.	4,058,213
179,043	Centene Corp. (a)	9,503,602
51,026	Cigna Corp.	9,106,100
89,677	CVS Health Corp.	5,953,656
46,972	HCA Healthcare, Inc.	6,272,641
29,691	Henry Schein, Inc. (a)	1,858,211
22,123	Humana, Inc.	6,508,587
33,665	Laboratory Corp. of America Holdings (a)	5,546,982
36,181	Quest Diagnostics, Inc.	3,663,326
17,818	UnitedHealth Group, Inc.	4,502,609
38,025	Universal Health Services, Inc., Class B	5,226,917
		66,540,566

	Hotels, Restaurants & Leisure — 3.1%
221,497	Carnival Corp.	9,500,006
32,760	Darden Restaurants, Inc.	3,677,965
68,014	MGM Resorts International	1,938,399
187,015	Norwegian Cruise Line Holdings Ltd. (a)	9,492,882
89,371	Royal Caribbean Cruises Ltd.	9,726,246
		34,335,498

	Household Durables — 1.6%
146,940	D.R. Horton, Inc.	7,695,248
173,349	Lennar Corp., Class A	10,331,600
		18,026,848

	Independent Power and Renewable Electricity Producers — 0.2%
115,385	AES Corp.	1,967,314

	Industrial Conglomerates — 0.3%
11,470	3M Co.	1,892,435
11,141	Honeywell International, Inc.	1,924,385
		3,816,820

	Insurance — 6.9%
74,019	Aflac, Inc.	3,934,850
52,041	Allstate (The) Corp.	5,538,203

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
101,546	American International Group, Inc.	$5,377,876
134,735	Arch Capital Group Ltd. (a)	5,626,534
11,678	Chubb Ltd.	1,779,961
7,085	Everest Re Group Ltd.	1,821,483
127,360	Fidelity National Financial, Inc.	5,838,182
40,440	Globe Life, Inc.	3,936,025
93,321	Hartford Financial Services Group (The), Inc.	5,326,763
128,405	Lincoln National Corp.	7,252,314
36,622	Loews Corp.	1,794,478
164,235	MetLife, Inc.	7,684,556
98,986	Principal Financial Group, Inc.	5,283,873
62,883	Prudential Financial, Inc.	5,731,157
24,222	Reinsurance Group of America, Inc.	3,935,348
38,040	Travelers (The) Cos., Inc.	4,985,522
		75,847,125

	Internet & Direct Marketing Retail — 0.3%
99,349	eBay, Inc.	3,502,052

	IT Services — 2.0%
15,153	Broadridge Financial Solutions, Inc.	1,897,459
93,852	Cognizant Technology Solutions Corp., Class A	5,719,341
328,192	DXC Technology Co.	9,081,072
26,630	International Business Machines Corp.	3,561,230
21,951	Leidos Holdings, Inc.	1,892,835
		22,151,937

	Machinery — 1.9%
47,614	Cummins, Inc.	8,212,463
110,630	PACCAR, Inc.	8,414,518
21,443	Parker-Hannifin Corp.	3,934,576
		20,561,557

	Media — 2.3%
125,470	Comcast Corp., Class A	5,623,565
363,561	Discovery, Inc., Class A (a)	9,799,787
245,608	Fox Corp., Class A	7,869,280
24,077	Omnicom Group, Inc.	1,858,504
		25,151,136

	Metals & Mining — 1.7%
809,334	Freeport-McMoRan, Inc.	7,947,660
190,172	Nucor Corp.	10,240,762
		18,188,422

	Multiline Retail — 0.4%
36,222	Target Corp.	3,872,494

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities — 1.7%
48,377	Ameren Corp.	$3,758,893
128,319	CenterPoint Energy, Inc.	3,730,233
40,993	Consolidated Edison, Inc.	3,780,375
29,125	DTE Energy Co.	3,708,195
26,235	Sempra Energy	3,791,220
		18,768,916

	Oil, Gas & Consumable Fuels — 9.6%
81,634	Chevron Corp.	9,480,973
142,588	Concho Resources, Inc.	9,627,542
169,915	ConocoPhillips	9,379,308
314,442	Continental Resources, Inc. (a)	9,266,606
402,394	Devon Energy Corp.	8,160,550
130,445	EOG Resources, Inc.	9,041,143
109,694	Exxon Mobil Corp.	7,412,024
789,050	Marathon Oil Corp.	9,097,746
159,370	Marathon Petroleum Corp.	10,191,711
172,425	Noble Energy, Inc.	3,320,905
94,549	Phillips 66	11,045,214
90,867	Valero Energy Corp.	8,812,282
		104,836,004

	Pharmaceuticals — 1.8%
111,537	Bristol-Myers Squibb Co.	6,398,877
14,572	Johnson & Johnson	1,924,087
391,572	Mylan N.V. (a)	7,498,604
107,783	Pfizer, Inc.	4,135,634
		19,957,202

	Real Estate Management & Development — 0.4%
73,054	CBRE Group, Inc., Class A (a)	3,912,042

	Road & Rail — 0.6%
34,998	J.B. Hunt Transport Services, Inc.	4,114,365
14,174	Kansas City Southern	1,995,416
		6,109,781

	Semiconductors & Semiconductor Equipment — 3.6%
77,607	Applied Materials, Inc.	4,210,956
187,886	Intel Corp.	10,621,196
16,758	Lam Research Corp.	4,542,088
225,940	Micron Technology, Inc. (a)	10,743,447
97,732	Skyworks Solutions, Inc.	8,899,476
		39,017,163

	Specialty Retail — 1.6%
112,265	Best Buy Co., Inc.	8,063,995
17,164	Ross Stores, Inc.	1,882,376
41,808	Tiffany & Co.	5,205,514
33,824	TJX (The) Cos., Inc.	1,949,953
		17,101,838

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 2.7%
8,419	Apple, Inc.	$2,094,310
372,849	Hewlett Packard Enterprise Co.	6,118,452
409,374	HP, Inc.	7,110,826
73,753	NetApp, Inc.	4,121,318
179,988	Seagate Technology PLC	10,444,704
		29,889,610

	Tobacco — 0.4%
94,684	Altria Group, Inc.	4,240,896

	Trading Companies & Distributors — 0.9%
62,140	United Rentals, Inc. (a)	8,300,040
6,346	W.W. Grainger, Inc.	1,959,898
		10,259,938

	Wireless Telecommunication Services — 0.7%
98,330	T-Mobile US, Inc. (a)	8,127,958
	Total Common Stocks — 99.8%	1,091,272,724
	(Cost $1,061,370,713)

	Money Market Funds — 0.2%
1,779,506	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (b)	1,779,506
	(Cost $1,779,506)

	Total Investments — 100.0%	1,093,052,230
	(Cost $1,063,150,219) (c)
	Net Other Assets and Liabilities — 0.0%	171,790
	Net Assets — 100.0%	$1,093,224,020

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $85,086,972 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $55,184,961. The net unrealized appreciation was $29,902,011.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,091,272,724	$—	$—
Money Market Funds	1,779,506	—	—
Total Investments	$1,093,052,230	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 4.9%
59,147	HEICO Corp.	$7,295,191
35,402	L3Harris Technologies, Inc.	7,303,787
23,670	Lockheed Martin Corp.	8,916,016
24,634	Northrop Grumman Corp.	8,682,992
28,674	Teledyne Technologies, Inc. (a)	9,450,950
17,733	TransDigm Group, Inc.	9,332,523
		50,981,459

	Automobiles — 0.9%
30,665	Tesla, Inc. (a)	9,657,022

	Beverages — 1.4%
85,917	Brown-Forman Corp., Class B	5,629,282
67,839	Coca-Cola (The) Co.	3,692,477
39,342	PepsiCo, Inc.	5,396,542
		14,718,301

	Biotechnology — 0.9%
86,490	Seattle Genetics, Inc. (a)	9,289,026

	Building Products — 0.6%
52,039	Allegion PLC	6,038,606

	Capital Markets — 4.9%
110,440	Blackstone Group (The), Inc., Class A	5,870,990
46,940	Cboe Global Markets, Inc.	5,405,141
34,949	CME Group, Inc.	7,190,757
80,050	Intercontinental Exchange, Inc.	7,550,316
22,553	MarketAxess Holdings, Inc.	8,312,810
18,030	Moody’s Corp.	3,979,041
8,257	MSCI, Inc.	1,936,762
37,173	Nasdaq, Inc.	3,708,750
22,017	S&P Global, Inc.	5,680,166
38,500	TD Ameritrade Holding Corp.	1,477,630
		51,112,363

	Chemicals — 2.7%
16,646	Air Products & Chemicals, Inc.	3,549,926
27,237	Ecolab, Inc.	5,231,411
105,301	FMC Corp.	9,635,041
16,791	Sherwin-Williams (The) Co.	9,609,825
		28,026,203

	Commercial Services & Supplies — 2.7%
34,438	Cintas Corp.	9,252,457
114,936	Copart, Inc. (a)	9,498,311
42,670	Republic Services, Inc.	3,734,052
46,904	Waste Management, Inc.	5,263,098
		27,747,918

	Communications Equipment — 0.9%
36,389	Cisco Systems, Inc.	1,728,841

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment (Continued)
43,344	Motorola Solutions, Inc.	$7,208,974
		8,937,815

	Construction Materials — 0.8%
61,048	Vulcan Materials Co.	8,721,928

	Consumer Finance — 0.5%
45,602	American Express Co.	5,348,203

	Containers & Packaging — 0.9%
126,807	Ball Corp.	8,872,686

	Electric Utilities — 3.2%
78,837	American Electric Power Co., Inc.	7,441,424
138,715	Evergy, Inc.	8,865,276
31,702	NextEra Energy, Inc.	7,555,855
149,472	Southern (The) Co.	9,365,915
		33,228,470

	Electrical Equipment — 0.5%
58,744	AMETEK, Inc.	5,383,888

	Electronic Equipment, Instruments & Components — 2.6%
38,271	Amphenol Corp., Class A	3,839,729
74,917	CDW Corp.	9,582,634
94,940	Keysight Technologies, Inc. (a)	9,580,395
17,896	Zebra Technologies Corp., Class A (a)	4,256,922
		27,259,680

	Entertainment — 2.1%
129,693	Liberty Media Corp.-Liberty Formula One, Class C (a)	5,511,952
81,307	Live Nation Entertainment, Inc. (a)	5,732,144
73,663	Take-Two Interactive Software, Inc. (a)	8,865,342
13,796	Walt Disney (The) Co.	1,792,376
		21,901,814

	Equity Real Estate Investment Trusts — 11.3%
23,976	Alexandria Real Estate Equities, Inc.	3,806,190
33,403	American Tower Corp.	7,284,526
8,350	AvalonBay Communities, Inc.	1,817,461
38,802	Crown Castle International Corp.	5,385,329
158,784	Duke Realty Corp.	5,579,670
12,806	Equinix, Inc.	7,258,185
80,748	Equity LifeStyle Properties, Inc.	5,647,515
62,531	Equity Residential	5,543,998
11,306	Essex Property Trust, Inc.	3,698,532
46,173	Extra Space Storage, Inc.	5,183,843
151,387	HCP, Inc. (a)	5,695,179

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
311,814	Invitation Homes, Inc.	$9,600,753
56,813	Mid-America Apartment Communities, Inc.	7,896,439
43,337	Prologis, Inc.	3,803,255
15,057	Public Storage	3,355,603
23,447	Realty Income Corp.	1,917,730
30,629	SBA Communications Corp.	7,370,869
49,756	Sun Communities, Inc.	8,092,813
37,087	UDR, Inc.	1,863,622
50,570	Ventas, Inc.	3,292,107
79,380	VICI Properties, Inc.	1,869,399
81,481	Welltower, Inc.	7,389,512
41,264	WP Carey, Inc.	3,798,764
		117,151,294

	Food Products — 2.1%
59,570	Hershey (The) Co.	8,749,046
74,174	Lamb Weston Holdings, Inc.	5,788,539
11,503	McCormick & Co., Inc.	1,848,417
97,504	Mondelez International, Inc., Class A	5,114,085
		21,500,087

	Health Care Equipment & Supplies — 5.7%
21,489	Abbott Laboratories	1,796,695
42,222	Baxter International, Inc.	3,238,428
25,571	Danaher Corp.	3,524,195
69,277	DENTSPLY SIRONA, Inc.	3,794,994
36,142	DexCom, Inc. (a)	5,574,542
33,587	Edwards Lifesciences Corp. (a)	8,006,469
106,831	Hologic, Inc. (a)	5,161,006
6,613	IDEXX Laboratories, Inc. (a)	1,884,771
54,668	ResMed, Inc.	8,086,491
24,937	Stryker Corp.	5,393,125
15,876	Teleflex, Inc.	5,515,481
52,081	West Pharmaceutical Services, Inc.	7,491,331
		59,467,528

	Health Care Technology — 0.5%
35,326	Veeva Systems, Inc., Class A (a)	5,010,287

	Hotels, Restaurants & Leisure — 3.2%
10,986	Chipotle Mexican Grill, Inc. (a)	8,548,866
7,351	Domino’s Pizza, Inc.	1,996,679
39,664	Hilton Worldwide Holdings, Inc.	3,845,821
17,201	McDonald’s Corp.	3,383,437
104,420	Starbucks Corp.	8,829,755
81,293	Yum China Holdings, Inc.	3,454,952
32,558	Yum! Brands, Inc.	3,311,474
		33,370,984

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables — 1.3%
43,608	Garmin Ltd.	$4,088,250
2,485	NVR, Inc. (a)	9,036,926
		13,125,176

	Household Products — 0.7%
49,085	Church & Dwight Co., Inc.	3,433,005
11,839	Clorox (The) Co.	1,748,502
24,459	Colgate-Palmolive Co.	1,677,887
		6,859,394

	Independent Power and Renewable Electricity Producers — 0.9%
345,410	Vistra Energy Corp.	9,336,432

	Industrial Conglomerates — 0.2%
5,042	Roper Technologies, Inc.	1,698,952

	Insurance — 3.8%
60,220	Arthur J. Gallagher & Co.	5,493,268
256,041	Brown & Brown, Inc.	9,647,625
79,136	Cincinnati Financial Corp.	8,958,986
29,054	Erie Indemnity Co., Class A	5,353,781
36,913	Marsh & McLennan Cos., Inc.	3,824,925
95,614	Progressive (The) Corp.	6,664,296
		39,942,881

	Interactive Media & Services — 2.6%
4,417	Alphabet, Inc., Class A (a)	5,560,120
10,097	Facebook, Inc., Class A (a)	1,935,090
16,943	IAC/InterActiveCorp (a)	3,850,297
584,356	Snap, Inc., Class A (a)	8,800,401
224,097	Twitter, Inc. (a)	6,716,187
		26,862,095

	Internet & Direct Marketing Retail — 0.7%
1,036	Amazon.com, Inc. (a)	1,840,620
2,749	Booking Holdings, Inc. (a)	5,632,069
		7,472,689

	IT Services — 6.2%
28,042	Accenture PLC, Class A	5,199,548
101,037	Akamai Technologies, Inc. (a)	8,739,701
130,004	Booz Allen Hamilton Holding Corp.	9,148,381
40,513	EPAM Systems, Inc. (a)	7,128,667
27,819	Fidelity National Information Services, Inc.	3,665,431
71,303	Fiserv, Inc. (a)	7,568,100
18,809	FleetCor Technologies, Inc. (a)	5,533,984
11,309	Global Payments, Inc.	1,913,257
13,600	Mastercard, Inc., Class A	3,764,616
54,783	Okta, Inc. (a)	5,975,182

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
21,722	Paychex, Inc.	$1,816,828
17,357	PayPal Holdings, Inc. (a)	1,806,864
10,453	Visa, Inc., Class A	1,869,624
		64,130,183

	Life Sciences Tools & Services — 1.2%
23,462	Agilent Technologies, Inc.	1,777,247
24,723	IQVIA Holdings, Inc. (a)	3,570,496
12,679	Thermo Fisher Scientific, Inc.	3,828,804
16,544	Waters Corp. (a)	3,501,041
		12,677,588

	Machinery — 2.2%
14,235	Caterpillar, Inc.	1,961,583
31,977	Deere & Co.	5,568,475
10,971	IDEX Corp.	1,706,319
23,600	Illinois Tool Works, Inc.	3,978,488
59,948	Ingersoll-Rand PLC	7,606,802
22,581	Xylem, Inc.	1,731,737
		22,553,404

	Media — 2.7%
321,926	Altice USA, Inc., Class A (a)	9,963,610
22,403	Charter Communications, Inc., Class A (a)	10,481,467
1,180,857	Sirius XM Holdings, Inc. (b)	7,935,359
		28,380,436

	Multiline Retail — 0.9%
58,090	Dollar General Corp.	9,314,151

	Multi-Utilities — 1.4%
86,886	Public Service Enterprise Group, Inc.	5,500,753
97,085	WEC Energy Group, Inc.	9,164,824
		14,665,577

	Oil, Gas & Consumable Fuels — 0.7%
28,512	Cheniere Energy, Inc. (a)	1,754,914
29,729	Hess Corp.	1,954,682
87,238	Kinder Morgan, Inc.	1,743,015
40,431	Occidental Petroleum Corp.	1,637,455
		7,090,066

	Personal Products — 0.7%
37,126	Estee Lauder (The) Cos., Inc., Class A	6,915,460

	Pharmaceuticals — 1.1%
43,871	Merck & Co., Inc.	3,801,861
59,284	Zoetis, Inc.	7,583,609
		11,385,470

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 2.2%
12,452	CoStar Group, Inc. (a)	$6,842,623
12,782	Equifax, Inc.	1,747,427
91,065	TransUnion	7,523,790
46,707	Verisk Analytics, Inc.	6,758,503
		22,872,343

	Road & Rail — 0.9%
54,321	Old Dominion Freight Line, Inc.	9,890,768

	Semiconductors & Semiconductor Equipment — 5.5%
16,092	Analog Devices, Inc.	1,715,890
6,513	Broadcom, Inc.	1,907,332
57,904	KLA Corp.	9,788,092
369,757	Marvell Technology Group Ltd.	9,018,373
79,499	Microchip Technology, Inc.	7,495,961
96,831	QUALCOMM, Inc.	7,789,086
159,434	Teradyne, Inc.	9,760,549
41,735	Texas Instruments, Inc.	4,924,313
21,996	Universal Display Corp.	4,403,159
		56,802,755

	Software — 5.7%
33,368	ANSYS, Inc. (a)	7,345,965
55,889	Cadence Design Systems, Inc. (a)	3,652,346
17,771	Fair Isaac Corp. (a)	5,403,095
6,761	Intuit, Inc.	1,740,957
38,796	Microsoft Corp.	5,562,183
32,673	Oracle Corp.	1,780,352
17,629	Paycom Software, Inc. (a)	3,729,062
58,779	RingCentral, Inc., Class A (a)	9,493,984
14,549	ServiceNow, Inc. (a)	3,597,386
15,255	Splunk, Inc. (a)	1,829,990
34,866	SS&C Technologies Holdings, Inc.	1,813,381
156,289	Symantec Corp. (a)	3,575,892
53,816	Synopsys, Inc. (a)	7,305,522
9,586	Trade Desk (The), Inc., Class A (a)	1,924,869
		58,754,984

	Specialty Retail — 3.5%
6,810	AutoZone, Inc. (a)	7,793,228
46,206	Burlington Stores, Inc. (a)	8,879,407
39,794	Home Depot (The), Inc.	9,334,876
18,534	O’Reilly Automotive, Inc. (a)	8,071,742
19,880	Tractor Supply Co.	1,888,998
		35,968,251

	Technology Hardware, Storage & Peripherals — 0.5%
104,009	Dell Technologies, Inc., Class C (a)	5,501,036

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 0.4%
113,043	Fastenal Co.	$4,062,765

	Water Utilities — 0.7%
59,456	American Water Works Co., Inc.	7,329,141
	Total Common Stocks — 100.0%	1,037,317,559
	(Cost $928,498,990)

	Money Market Funds — 0.2%
1,629,705	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.67% (c) (d)	1,629,705
448,693	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (c)	448,693
	Total Money Market Funds — 0.2%	2,078,398
	(Cost $2,078,398)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
1,982,475	BNP Paribas S.A., 1.70% (c), dated 10/31/19, due 11/01/19, with a maturity value of $1,982,568. Collateralized by U.S. Treasury Notes, interest rates of 2.50% to 2.625%, due 02/28/21 to 12/31/23. The value of the collateral including accrued interest is $2,025,106. (d)	1,982,475
	(Cost $1,982,475)

	Total Investments — 100.4%	1,041,378,432
	(Cost $932,559,863) (e)
	Net Other Assets and Liabilities — (0.4)%	(4,185,313)
	Net Assets — 100.0%	$1,037,193,119

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $3,677,856 and the total value of the collateral held by the Fund is $3,612,180. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On October 31, 2019, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from October 30 to October 31, the value of the related securities loaned was above the collateral value received.
(c)	Rate shown reflects yield as of October 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $117,849,334 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,030,765. The net unrealized appreciation was $108,818,569.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,037,317,559	$—	$—
Money Market Funds	2,078,398	—	—
Repurchase Agreements	—	1,982,475	—
Total Investments	$1,039,395,957	$1,982,475	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.1%
2,783	Arconic, Inc.	$76,449
3,600	Astronics Corp. (a)	104,184
283	Curtiss-Wright Corp.	38,276
396	General Dynamics Corp.	70,013
346	Huntington Ingalls Industries, Inc.	78,078
1,338	Spirit AeroSystems Holdings, Inc., Class A	109,475
7,590	Textron, Inc.	349,823
530	United Technologies Corp.	76,098
		902,396

	Air Freight & Logistics — 0.6%
4,192	Atlas Air Worldwide Holdings, Inc. (a)	91,930
854	C.H. Robinson Worldwide, Inc.	64,597
974	Expeditors International of Washington, Inc.	71,044
497	FedEx Corp.	75,872
1,820	Hub Group, Inc., Class A (a)	83,356
1,537	XPO Logistics, Inc. (a)	117,427
		504,226

	Airlines — 2.5%
1,695	Alaska Air Group, Inc.	117,684
416	Allegiant Travel Co.	69,609
5,512	American Airlines Group, Inc.	165,691
6,452	Delta Air Lines, Inc.	355,376
4,028	Hawaiian Holdings, Inc.	115,241
10,945	JetBlue Airways Corp. (a)	211,238
3,194	SkyWest, Inc.	190,203
5,504	Southwest Airlines Co.	308,939
5,050	Spirit Airlines, Inc. (a)	189,678
4,203	United Airlines Holdings, Inc. (a)	381,801
		2,105,460

	Auto Components — 1.4%
10,294	American Axle & Manufacturing Holdings, Inc. (a)	86,058
828	Aptiv PLC	74,147
4,998	BorgWarner, Inc.	208,317
3,240	Cooper Tire & Rubber Co.	91,498
2,587	Cooper-Standard Holdings, Inc. (a)	82,422
7,325	Dana, Inc.	118,885
12,727	Goodyear Tire & Rubber (The) Co.	201,977
461	LCI Industries	44,772
1,555	Lear Corp.	183,132
428	Standard Motor Products, Inc.	22,410
2,732	Stoneridge, Inc. (a)	84,364
		1,197,982

	Automobiles — 0.9%
7,900	Ford Motor Co.	67,861
9,915	General Motors Co.	368,441
2,039	Harley-Davidson, Inc.	79,338
1,942	Thor Industries, Inc.	122,851

Shares	Description	Value

	Common Stocks (Continued)
	Automobiles (Continued)
2,206	Winnebago Industries, Inc.	$106,042
		744,533

	Banks — 10.0%
925	1st Source Corp.	47,341
7,243	Associated Banc-Corp.	145,657
1,238	BancorpSouth Bank	37,969
7,443	Bank of America Corp.	232,743
5,378	Bank OZK	150,907
2,181	BankUnited, Inc.	74,808
753	Banner Corp.	40,647
2,785	BB&T Corp.	147,744
1,444	Berkshire Hills Bancorp, Inc.	44,807
926	BOK Financial Corp.	71,441
5,342	Boston Private Financial Holdings, Inc.	60,097
1,409	Brookline Bancorp, Inc.	22,121
3,550	Cadence BanCorp	54,599
3,167	Cathay General Bancorp	112,650
3,057	CenterState Bank Corp.	77,526
4,046	CIT Group, Inc.	173,533
4,304	Citigroup, Inc.	309,285
8,405	Citizens Financial Group, Inc.	295,520
1,987	Columbia Banking System, Inc.	78,089
4,505	Comerica, Inc.	294,717
414	Cullen/Frost Bankers, Inc.	37,293
1,395	Eagle Bancorp, Inc.	62,970
2,484	East West Bancorp, Inc.	106,613
509	Enterprise Financial Services Corp.	22,294
12,720	F.N.B. Corp.	153,403
10,858	Fifth Third Bancorp	315,751
1,674	First Busey Corp.	44,143
156	First Citizens BancShares, Inc., Class A	76,740
1,563	First Commonwealth Financial Corp.	22,023
2,544	First Financial Bancorp.	59,631
2,747	First Hawaiian, Inc.	75,076
9,053	First Horizon National Corp.	144,576
516	First Interstate BancSystem, Inc., Class A	21,651
552	First Merchants Corp.	21,832
3,196	First Midwest Bancorp, Inc.	65,646
4,532	Fulton Financial Corp.	77,316
1,887	Great Western Bancorp, Inc.	65,800
2,872	Hancock Whitney Corp.	112,008
1,392	Heartland Financial USA, Inc.	65,118
770	Heritage Financial Corp.	21,198
869	Hilltop Holdings, Inc.	20,300
5,853	Home BancShares, Inc.	108,163
4,342	Hope Bancorp, Inc.	61,960
15,214	Huntington Bancshares, Inc.	214,974
1,942	IBERIABANK Corp.	142,523
1,612	International Bancshares Corp.	66,028
1,845	JPMorgan Chase & Co.	230,477
12,170	KeyCorp	218,695

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
1,374	M&T Bank Corp.	$215,072
567	NBT Bancorp, Inc.	22,538
4,262	Old National Bancorp	76,695
4,036	PacWest Bancorp	149,292
4,690	People’s United Financial, Inc.	75,837
1,549	PNC Financial Services Group (The), Inc.	227,238
2,712	Popular, Inc.	147,696
519	Prosperity Bancshares, Inc.	35,821
18,793	Regions Financial Corp.	302,567
1,778	Renasant Corp.	61,697
1,158	S&T Bancorp, Inc.	43,604
2,501	Simmons First National Corp., Class A	59,824
974	South State Corp.	76,810
1,039	SVB Financial Group (a)	230,118
2,051	Synovus Financial Corp.	69,467
2,684	Texas Capital Bancshares, Inc. (a)	145,097
746	TowneBank	20,955
1,165	TriCo Bancshares	43,839
608	Trustmark Corp.	20,867
2,686	U.S. Bancorp	153,156
568	UMB Financial Corp.	37,068
8,911	Umpqua Holdings Corp.	140,972
968	United Bankshares, Inc.	38,275
10,120	Valley National Bancorp	117,190
1,565	Webster Financial Corp.	69,017
5,894	Wells Fargo & Co.	304,307
1,132	WesBanco, Inc.	42,552
1,591	Western Alliance Bancorp	78,484
1,702	Wintrust Financial Corp.	108,622
3,294	Zions Bancorp N.A.	159,660
		8,380,740

	Beverages — 0.6%
717	Constellation Brands, Inc., Class A	136,467
6,463	Molson Coors Brewing Co., Class B	340,729
468	National Beverage Corp. (b)	20,573
		497,769

	Biotechnology — 1.3%
768	Amgen, Inc.	163,776
1,596	Biogen, Inc. (a)	476,741
3,425	Gilead Sciences, Inc.	218,207
783	Regeneron Pharmaceuticals, Inc. (a)	239,817
		1,098,541

	Building Products — 1.0%
769	A.O. Smith Corp.	38,204
700	American Woodmark Corp. (a)	69,412
532	Apogee Enterprises, Inc.	19,971
3,026	Builders FirstSource, Inc. (a)	68,418
670	Fortune Brands Home & Security, Inc.	40,233
452	Gibraltar Industries, Inc. (a)	24,060

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
1,736	Masco Corp.	$80,290
2,321	Owens Corning	142,231
1,973	Patrick Industries, Inc. (a)	97,486
2,450	PGT Innovations, Inc. (a)	43,267
7,371	Resideo Technologies, Inc. (a)	70,246
529	Simpson Manufacturing Co., Inc.	43,716
1,561	Universal Forest Products, Inc.	78,612
		816,146

	Capital Markets — 3.7%
492	Ameriprise Financial, Inc.	74,238
735	Artisan Partners Asset Management, Inc., Class A	20,102
4,802	Bank of New York Mellon (The) Corp.	224,494
7,692	BGC Partners, Inc., Class A	39,998
4,969	E*TRADE Financial Corp.	207,655
1,632	Eaton Vance Corp.	74,419
1,831	Evercore, Inc., Class A	134,835
12,877	Franklin Resources, Inc.	354,761
1,435	Goldman Sachs Group (The), Inc.	306,200
6,494	Invesco Ltd.	109,229
2,095	Lazard Ltd., Class A	78,206
632	Moelis & Co., Class A	22,550
6,967	Morgan Stanley	320,830
776	Northern Trust Corp.	77,352
561	Piper Jaffray Cos.	44,061
2,633	Raymond James Financial, Inc.	219,829
5,023	State Street Corp.	331,870
1,917	Stifel Financial Corp.	107,314
1,900	T. Rowe Price Group, Inc.	220,020
6,157	Waddell & Reed Financial, Inc., Class A	101,960
		3,069,923

	Chemicals — 3.6%
2,110	Albemarle Corp.	128,161
476	Ashland Global Holdings, Inc.	36,828
1,867	Cabot Corp.	81,383
1,216	Celanese Corp.	147,318
3,021	CF Industries Holdings, Inc.	137,002
190	Chase Corp.	22,258
12,271	Chemours (The) Co.	201,367
3,045	DuPont de Nemours, Inc.	200,696
5,033	Eastman Chemical Co.	382,709
909	H.B. Fuller Co.	44,359
4,729	Huntsman Corp.	104,653
3,276	Kraton Corp. (a)	73,448
6,840	Kronos Worldwide, Inc.	86,731
4,154	LyondellBasell Industries N.V., Class A	372,614
1,594	Minerals Technologies, Inc.	78,823
18,128	Mosaic (The) Co.	360,385
78	NewMarket Corp.	37,868
9,793	Olin Corp.	179,604

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
636	PolyOne Corp.	$20,384
534	Sensient Technologies Corp.	33,407
436	Stepan Co.	42,606
1,450	Trinseo S.A.	61,625
1,664	Valvoline, Inc.	35,510
2,798	Westlake Chemical Corp.	176,806
		3,046,545

	Commercial Services & Supplies — 0.7%
10,716	ACCO Brands Corp.	98,051
861	Deluxe Corp.	44,626
854	Healthcare Services Group, Inc.	20,803
1,192	HNI Corp.	45,296
5,974	KAR Auction Services, Inc.	148,514
1,669	Knoll, Inc.	44,629
1,759	Matthews International Corp., Class A	65,048
3,384	Steelcase, Inc., Class A	59,118
376	UniFirst Corp.	75,516
		601,601

	Communications Equipment — 0.2%
1,572	EchoStar Corp., Class A (a)	61,308
261	F5 Networks, Inc. (a)	37,605
2,963	Juniper Networks, Inc.	73,542
900	NetScout Systems, Inc. (a)	21,798
		194,253

	Construction & Engineering — 0.8%
1,952	AECOM (a)	78,100
2,473	Arcosa, Inc.	94,988
957	Comfort Systems USA, Inc.	48,242
1,220	Dycom Industries, Inc. (a)	55,620
852	EMCOR Group, Inc.	74,729
1,694	MasTec, Inc. (a)	106,620
4,315	Primoris Services Corp.	88,199
3,880	Quanta Services, Inc.	163,154
		709,652

	Consumer Finance — 2.3%
8,966	Ally Financial, Inc.	274,629
4,085	Capital One Financial Corp.	380,926
2,677	Discover Financial Services	214,856
3,174	Encore Capital Group, Inc. (a)	105,345
4,078	Enova International, Inc. (a)	95,792
3,351	Green Dot Corp., Class A (a)	96,643
11,458	Navient Corp.	157,777
4,312	Santander Consumer USA Holdings, Inc.	108,145
16,619	SLM Corp.	140,264
10,901	Synchrony Financial	385,568
		1,959,945

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 1.4%
2,801	Berry Global Group, Inc. (a)	$116,270
7,458	Graphic Packaging Holding Co.	116,792
1,643	Greif, Inc., Class A	64,356
7,109	International Paper Co.	310,521
8,239	Owens-Illinois, Inc.	70,032
1,382	Packaging Corp. of America	151,274
2,442	Silgan Holdings, Inc.	75,140
1,260	Sonoco Products Co.	72,702
5,030	WestRock Co.	187,971
		1,165,058

	Distributors — 0.1%
727	Genuine Parts Co.	74,576
1,166	LKQ Corp. (a)	39,632
		114,208

	Diversified Consumer Services — 0.5%
1,635	Adtalem Global Education, Inc. (a)	48,690
276	Graham Holdings Co., Class B	173,786
4,657	H&R Block, Inc.	116,379
2,552	Laureate Education, Inc., Class A (a)	39,441
549	WW International, Inc. (a)	19,144
		397,440

	Diversified Financial Services — 0.9%
13,416	AXA Equitable Holdings, Inc.	289,786
1,044	Berkshire Hathaway, Inc., Class B (a)	221,934
7,803	FGL Holdings	70,461
5,978	Jefferies Financial Group, Inc.	111,609
1,347	Voya Financial, Inc.	72,684
		766,474

	Diversified Telecommunication Services — 0.8%
9,821	AT&T, Inc.	378,010
725	ATN International, Inc.	42,942
3,597	Verizon Communications, Inc.	217,511
		638,463

	Electric Utilities — 1.8%
420	ALLETE, Inc.	36,145
1,342	Alliant Energy Corp.	71,582
2,265	Duke Energy Corp.	213,499
1,267	Entergy Corp.	153,915
6,154	Exelon Corp.	279,946
1,501	FirstEnergy Corp.	72,528
2,237	Pinnacle West Capital Corp.	210,546
1,301	Portland General Electric Co.	74,001
9,441	PPL Corp.	316,179
1,115	Xcel Energy, Inc.	70,814
		1,499,155

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 1.1%
544	Acuity Brands, Inc.	$67,886
1,429	AZZ, Inc.	55,431
2,611	Eaton Corp. PLC	227,444
2,223	Emerson Electric Co.	155,943
1,106	Encore Wire Corp.	62,157
1,112	EnerSys	74,348
2,517	Regal Beloit Corp.	186,384
439	Rockwell Automation, Inc.	75,504
		905,097

	Electronic Equipment, Instruments & Components — 2.9%
1,224	Anixter International, Inc. (a)	101,286
6,958	AVX Corp.	106,597
1,586	Belden, Inc.	81,330
2,912	Benchmark Electronics, Inc.	98,717
239	Coherent, Inc. (a)	35,592
10,424	Corning, Inc.	308,863
641	CTS Corp.	17,102
567	Dolby Laboratories, Inc., Class A	36,475
556	ePlus, Inc. (a)	43,440
809	Fabrinet (a)	45,490
697	FLIR Systems, Inc.	35,937
1,118	Insight Enterprises, Inc. (a)	68,623
270	IPG Photonics Corp. (a)	36,256
2,050	Jabil, Inc.	75,481
5,818	KEMET Corp.	126,483
2,515	Methode Electronics, Inc.	86,516
996	Plexus Corp. (a)	73,644
1,939	Sanmina Corp. (a)	59,585
2,770	ScanSource, Inc. (a)	89,471
1,299	SYNNEX Corp.	152,944
3,988	TE Connectivity Ltd.	356,926
1,407	Tech Data Corp. (a)	170,951
8,673	TTM Technologies, Inc. (a)	101,561
6,247	Vishay Intertechnology, Inc.	125,877
		2,435,147

	Energy Equipment & Services — 1.5%
6,245	Archrock, Inc.	60,202
445	Core Laboratories N.V. (b)	19,598
3,733	Diamond Offshore Drilling, Inc. (a) (b)	19,747
19,715	Halliburton Co.	379,514
10,498	Helix Energy Solutions Group, Inc. (a)	90,178
1,830	Helmerich & Payne, Inc.	68,625
45,249	Nabors Industries Ltd.	83,711
1,532	Oceaneering International, Inc. (a)	21,693
4,682	Oil States International, Inc. (a)	66,812
18,854	RPC, Inc. (b)	78,055
8,701	Schlumberger Ltd.	284,436
1,323	SEACOR Holdings, Inc. (a)	56,770
		1,229,341

Shares	Description	Value

	Common Stocks (Continued)
	Entertainment — 0.4%
1,368	Activision Blizzard, Inc.	$76,649
949	Cinemark Holdings, Inc.	34,733
2,219	Electronic Arts, Inc. (a)	213,912
		325,294

	Equity Real Estate Investment Trusts — 3.4%
8,846	Apple Hospitality REIT, Inc.	145,782
5,421	Brixmor Property Group, Inc.	119,370
4,150	Brookfield Property REIT, Inc., Class A	78,435
981	Columbia Property Trust, Inc.	20,130
4,897	CoreCivic, Inc.	74,728
8,255	DiamondRock Hospitality Co.	82,385
1,454	Empire State Realty Trust, Inc., Class A	21,039
5,353	Equity Commonwealth	172,260
3,591	GEO Group (The), Inc.	54,655
2,170	Global Net Lease, Inc.	42,272
816	Highwoods Properties, Inc.	38,189
21,494	Host Hotels & Resorts, Inc.	352,287
1,285	Kite Realty Group Trust	22,899
4,883	Mack-Cali Realty Corp.	104,594
1,381	Office Properties Income Trust	44,026
5,493	Paramount Group, Inc.	73,991
5,874	Park Hotels & Resorts, Inc.	136,571
10,791	RLJ Lodging Trust	177,080
1,532	RPT Realty	22,214
4,571	Senior Housing Properties Trust	45,367
5,687	Service Properties Trust	143,881
897	SL Green Realty Corp.	74,989
9,118	Summit Hotel Properties, Inc.	111,787
13,343	Sunstone Hotel Investors, Inc.	180,264
2,733	Tanger Factory Outlet Centers, Inc. (b)	44,056
5,837	Vornado Realty Trust	383,082
4,006	Xenia Hotels & Resorts, Inc.	84,326
		2,850,659

	Food & Staples Retailing — 1.3%
4,716	Andersons (The), Inc.	86,869
1,417	BJ’s Wholesale Club Holdings, Inc. (a)	37,834
11,532	Kroger (The) Co.	284,148
3,219	Sprouts Farmers Market, Inc. (a)	62,481
911	Sysco Corp.	72,761
892	US Foods Holding Corp. (a)	35,386
6,719	Walgreens Boots Alliance, Inc.	368,067
2,773	Weis Markets, Inc.	106,733
		1,054,279

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products — 1.8%
7,239	Archer-Daniels-Midland Co.	$304,328
5,593	B&G Foods, Inc. (b)	86,971
2,590	Bunge Ltd.	139,860
4,845	Conagra Brands, Inc.	131,057
5,750	Darling Ingredients, Inc. (a)	110,975
608	Fresh Del Monte Produce, Inc.	19,395
1,313	General Mills, Inc.	66,779
1,655	Hormel Foods Corp.	67,673
1,794	Ingredion, Inc.	141,726
1,351	J.M. Smucker (The) Co.	142,774
3,451	Tyson Foods, Inc., Class A	285,708
		1,497,246

	Gas Utilities — 0.3%
635	Atmos Energy Corp.	71,425
3,126	National Fuel Gas Co.	141,639
420	Spire, Inc.	35,305
		248,369

	Health Care Providers & Services — 3.7%
361	AMN Healthcare Services, Inc. (a)	21,212
619	Anthem, Inc.	166,560
5,581	Brookdale Senior Living, Inc. (a)	41,020
3,150	Cardinal Health, Inc.	155,767
6,872	Centene Corp. (a)	364,766
1,959	Cigna Corp.	349,603
8,896	Covetrus, Inc. (a)	88,204
3,442	CVS Health Corp.	228,514
579	Encompass Health Corp.	37,068
1,803	HCA Healthcare, Inc.	240,773
1,140	Henry Schein, Inc. (a)	71,347
849	Humana, Inc.	249,776
1,292	Laboratory Corp. of America Holdings (a)	212,883
681	Magellan Health, Inc. (a)	44,197
1,337	Molina Healthcare, Inc. (a)	157,285
761	National HealthCare Corp.	62,539
4,748	Patterson Cos., Inc.	81,333
1,389	Quest Diagnostics, Inc.	140,636
2,553	Select Medical Holdings Corp. (a)	46,516
684	UnitedHealth Group, Inc.	172,847
1,460	Universal Health Services, Inc., Class B	200,692
		3,133,538

	Hotels, Restaurants & Leisure — 2.5%
841	Aramark	36,802
2,235	Bloomin’ Brands, Inc.	44,275
4,593	Boyd Gaming Corp.	125,159
8,502	Carnival Corp.	364,651
1,015	Cheesecake Factory (The), Inc.	42,417
451	Cracker Barrel Old Country Store, Inc. (b)	70,131

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
1,257	Darden Restaurants, Inc.	$141,123
1,599	Dave & Buster’s Entertainment, Inc.	63,608
1,493	Hyatt Hotels Corp., Class A	111,587
2,611	MGM Resorts International	74,414
7,178	Norwegian Cruise Line Holdings Ltd. (a)	364,355
4,543	Penn National Gaming, Inc. (a)	96,834
7,952	Playa Hotels & Resorts N.V. (a)	66,320
3,430	Royal Caribbean Cruises Ltd.	373,287
698	Texas Roadhouse, Inc.	39,437
1,593	Wyndham Destinations, Inc.	73,931
		2,088,331

	Household Durables — 2.3%
108	Cavco Industries, Inc. (a)	20,698
5,640	D.R. Horton, Inc.	295,367
1,831	KB Home	65,348
618	La-Z-Boy, Inc.	21,945
896	Leggett & Platt, Inc.	45,965
6,654	Lennar Corp., Class A	396,578
1,445	M.D.C. Holdings, Inc.	55,936
2,809	M/I Homes, Inc. (a)	124,102
885	Meritage Homes Corp. (a)	63,800
1,478	Mohawk Industries, Inc. (a)	211,916
4,013	PulteGroup, Inc.	157,470
3,262	Taylor Morrison Home Corp. (a)	81,713
4,466	Toll Brothers, Inc.	177,613
7,033	TRI Pointe Group, Inc. (a)	110,699
695	Whirlpool Corp.	105,723
		1,934,873

	Household Products — 0.1%
2,246	Central Garden & Pet Co., Class A (a)	63,517

	Independent Power and Renewable Electricity Producers — 0.1%
4,429	AES Corp.	75,514

	Industrial Conglomerates — 0.2%
440	3M Co.	72,596
428	Honeywell International, Inc.	73,928
		146,524

	Insurance — 5.7%
2,841	Aflac, Inc.	151,028
1,998	Allstate (The) Corp.	212,627
2,573	American Equity Investment Life Holding Co.	63,502
340	American Financial Group, Inc.	35,374
3,898	American International Group, Inc.	206,438
1,482	American National Insurance Co.	177,810
5,172	Arch Capital Group Ltd. (a)	215,983
296	Argo Group International Holdings Ltd.	18,313

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
3,299	Assured Guaranty Ltd.	$154,789
4,359	Athene Holding Ltd., Class A (a)	188,963
3,624	Brighthouse Financial, Inc. (a)	136,842
448	Chubb Ltd.	68,284
1,942	Employers Holdings, Inc.	82,224
965	Enstar Group Ltd. (a)	193,868
272	Everest Re Group Ltd.	69,928
349	FBL Financial Group, Inc., Class A	20,026
4,889	Fidelity National Financial, Inc.	224,112
1,864	First American Financial Corp.	115,158
1,552	Globe Life, Inc.	151,056
3,582	Hartford Financial Services Group (The), Inc.	204,461
4,929	Lincoln National Corp.	278,390
1,406	Loews Corp.	68,894
1,312	Mercury General Corp.	63,055
6,304	MetLife, Inc.	294,964
6,371	National General Holdings Corp.	135,830
315	National Western Life Group, Inc., Class A	85,869
6,223	Old Republic International Corp.	139,022
3,800	Principal Financial Group, Inc.	202,844
2,414	Prudential Financial, Inc.	220,012
930	Reinsurance Group of America, Inc.	151,097
205	Safety Insurance Group, Inc.	19,926
1,460	Travelers (The) Cos., Inc.	191,348
3,701	Unum Group	101,925
136	White Mountains Insurance Group Ltd.	145,656
		4,789,618

	Interactive Media & Services — 0.1%
9,423	Cars.com, Inc. (a)	106,574

	Internet & Direct Marketing Retail — 0.4%
3,813	eBay, Inc.	134,408
17,774	Qurate Retail, Inc., Series A (a)	169,564
		303,972

	IT Services — 1.6%
858	Alliance Data Systems Corp.	85,800
582	Broadridge Financial Solutions, Inc.	72,878
159	CACI International, Inc., Class A (a)	35,576
3,603	Cognizant Technology Solutions Corp., Class A	219,567
12,597	DXC Technology Co.	348,559
1,022	International Business Machines Corp.	136,672
1,494	KBR, Inc.	42,071
843	Leidos Holdings, Inc.	72,692
4,268	LiveRamp Holdings, Inc. (a)	166,836
291	ManTech International Corp., Class A	23,041

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
475	MAXIMUS, Inc.	$36,452
1,404	Perspecta, Inc.	37,262
2,032	Sykes Enterprises, Inc. (a)	62,779
		1,340,185

	Leisure Products — 0.2%
786	Acushnet Holdings Corp.	22,362
703	Brunswick Corp.	40,943
833	Polaris, Inc.	82,175
1,491	Sturm Ruger & Co., Inc.	68,228
		213,708

	Machinery — 2.9%
1,453	AGCO Corp.	111,431
3,055	Altra Industrial Motion Corp.	94,094
821	Barnes Group, Inc.	47,988
1,364	Crane Co.	104,373
1,828	Cummins, Inc.	315,293
302	EnPro Industries, Inc.	21,004
597	Gorman-Rupp (The) Co.	22,053
3,512	Greenbrier (The) Cos., Inc.	102,867
2,016	Hillenbrand, Inc.	62,073
1,198	ITT, Inc.	71,221
5,964	Kennametal, Inc.	184,586
423	Lincoln Electric Holdings, Inc.	37,888
4,574	Meritor, Inc. (a)	100,765
724	Mueller Industries, Inc.	22,278
2,419	Oshkosh Corp.	206,534
4,247	PACCAR, Inc.	323,027
823	Parker-Hannifin Corp.	151,012
703	Snap-on, Inc.	114,357
580	Standex International Corp.	43,952
4,214	Timken (The) Co.	206,486
4,300	Trinity Industries, Inc.	85,054
		2,428,336

	Marine — 0.1%
446	Kirby Corp. (a)	35,305
1,128	Matson, Inc.	43,067
		78,372

	Media — 2.0%
1,721	AMC Networks, Inc., Class A (a)	74,949
4,816	Comcast Corp., Class A	215,853
13,955	Discovery, Inc., Class A (a)	376,157
4,305	DISH Network Corp., Class A (a)	148,006
4,689	E.W. Scripps (The) Co., Class A	62,997
9,428	Fox Corp., Class A	302,073
6,481	Gray Television, Inc. (a)	106,353
3,401	Interpublic Group of Cos. (The), Inc.	73,972
1,417	John Wiley & Sons, Inc., Class A	65,281
924	Omnicom Group, Inc.	71,324
550	Scholastic Corp.	21,175

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
11,805	TEGNA, Inc.	$177,429
		1,695,569

	Metals & Mining — 2.1%
18,638	AK Steel Holding Corp. (a)	43,986
4,179	Allegheny Technologies, Inc. (a)	87,801
1,638	Carpenter Technology Corp.	80,295
6,086	Commercial Metals Co.	117,642
31,066	Freeport-McMoRan, Inc.	305,068
11,792	Hecla Mining Co.	27,122
428	Kaiser Aluminum Corp.	45,830
7,300	Nucor Corp.	393,105
1,840	Reliance Steel & Aluminum Co.	213,514
6,152	Steel Dynamics, Inc.	186,775
9,158	United States Steel Corp. (b)	105,408
5,419	Warrior Met Coal, Inc.	105,562
576	Worthington Industries, Inc.	21,202
		1,733,310

	Mortgage Real Estate Investment Trusts — 0.4%
7,651	Apollo Commercial Real Estate Finance, Inc.	140,013
1,875	Chimera Investment Corp.	37,987
19,928	MFA Financial, Inc.	151,254
		329,254

	Multiline Retail — 1.0%
4,317	Big Lots, Inc.	93,549
1,600	Dillard’s, Inc., Class A (b)	110,368
3,692	Kohl’s Corp.	189,252
11,798	Macy’s, Inc.	178,858
3,267	Nordstrom, Inc.	117,285
1,390	Target Corp.	148,605
		837,917

	Multi-Utilities — 1.2%
1,857	Ameren Corp.	144,289
2,271	Avista Corp.	109,076
4,925	CenterPoint Energy, Inc.	143,170
1,574	Consolidated Edison, Inc.	145,154
1,118	DTE Energy Co.	142,344
2,601	MDU Resources Group, Inc.	75,143
1,466	NorthWestern Corp.	106,314
1,007	Sempra Energy	145,522
		1,011,012

	Oil, Gas & Consumable Fuels — 8.1%
14,865	Antero Midstream Corp. (b)	95,731
35,023	Antero Resources Corp. (a)	87,557
2,865	Apache Corp.	62,056
1,425	Arch Coal, Inc., Class A	112,418
24,371	Callon Petroleum Co. (a) (b)	92,610
130,024	Chesapeake Energy Corp. (a) (b)	174,232

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
3,133	Chevron Corp.	$363,867
3,824	Cimarex Energy Co.	161,449
14,569	CNX Resources Corp. (a)	122,817
5,473	Concho Resources, Inc.	369,537
6,522	ConocoPhillips	360,014
12,070	Continental Resources, Inc. (a)	355,703
5,050	Delek US Holdings, Inc.	201,748
15,446	Devon Energy Corp.	313,245
5,007	EOG Resources, Inc.	347,035
13,784	EQT Corp.	148,040
4,210	Exxon Mobil Corp.	284,470
3,418	HollyFrontier Corp.	187,785
30,287	Marathon Oil Corp.	349,209
6,117	Marathon Petroleum Corp.	391,182
6,399	Matador Resources Co. (a)	89,010
8,292	Murphy Oil Corp.	171,064
6,618	Noble Energy, Inc.	127,463
30,569	Oasis Petroleum, Inc. (a)	79,785
4,046	PBF Energy, Inc., Class A	130,605
3,812	PDC Energy, Inc. (a)	76,049
7,185	Peabody Energy Corp.	75,658
3,629	Phillips 66	423,940
22,869	QEP Resources, Inc.	76,154
10,915	SM Energy Co.	85,574
54,803	Southwestern Energy Co. (a)	112,346
5,203	Talos Energy, Inc. (a)	112,021
3,488	Valero Energy Corp.	338,266
13,172	Whiting Petroleum Corp. (a)	83,510
1,059	World Fuel Services Corp.	44,234
17,312	WPX Energy, Inc. (a)	172,774
		6,779,158

	Paper & Forest Products — 0.4%
2,954	Domtar Corp.	107,496
4,475	Louisiana-Pacific Corp.	130,804
319	Neenah, Inc.	20,576
2,260	Schweitzer-Mauduit International, Inc.	91,507
		350,383

	Personal Products — 0.1%
995	Nu Skin Enterprises, Inc., Class A	44,357
619	USANA Health Sciences, Inc. (a)	45,874
		90,231

	Pharmaceuticals — 1.1%
4,281	Bristol-Myers Squibb Co.	245,601
1,145	Jazz Pharmaceuticals PLC (a)	143,846
559	Johnson & Johnson	73,810
15,030	Mylan N.V. (a)	287,825
4,137	Pfizer, Inc.	158,737
		909,819

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 0.7%
1,167	ASGN, Inc. (a)	$74,209
883	CBIZ, Inc. (a)	24,168
246	ICF International, Inc.	21,080
4,367	Kelly Services, Inc., Class A	104,852
549	Kforce, Inc.	22,459
2,190	Korn Ferry	80,351
1,741	ManpowerGroup, Inc.	158,292
1,318	Robert Half International, Inc.	75,482
		560,893

	Real Estate Management & Development — 0.4%
2,804	CBRE Group, Inc., Class A (a)	150,154
527	Jones Lang LaSalle, Inc.	77,216
585	Marcus & Millichap, Inc. (a)	20,896
4,670	Newmark Group, Inc., Class A	49,596
		297,862

	Road & Rail — 1.1%
282	AMERCO	114,221
2,895	Heartland Express, Inc.	60,505
1,343	J.B. Hunt Transport Services, Inc.	157,883
544	Kansas City Southern	76,584
326	Landstar System, Inc.	36,887
4,072	Marten Transport Ltd.	88,200
3,541	Ryder System, Inc.	172,199
452	Saia, Inc. (a)	40,318
3,896	Schneider National, Inc., Class B	89,102
2,397	Werner Enterprises, Inc.	87,491
		923,390

	Semiconductors & Semiconductor Equipment — 2.3%
362	Advanced Energy Industries, Inc. (a)	21,394
9,298	Amkor Technology, Inc. (a)	115,574
2,979	Applied Materials, Inc.	161,641
684	Cirrus Logic, Inc. (a)	46,485
7,212	Intel Corp.	407,694
643	Lam Research Corp.	174,279
8,673	Micron Technology, Inc. (a)	412,401
397	MKS Instruments, Inc.	42,963
7,635	ON Semiconductor Corp. (a)	155,754
989	Qorvo, Inc. (a)	79,971
3,751	Skyworks Solutions, Inc.	341,566
		1,959,722

	Software — 0.1%
2,029	Avaya Holdings Corp. (a)	24,531
1,005	Ebix, Inc. (b)	42,843
		67,374

	Specialty Retail — 3.4%
6,780	Abercrombie & Fitch Co., Class A	109,768
11,303	American Eagle Outfitters, Inc.	173,840
413	Asbury Automotive Group, Inc. (a)	42,593

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
2,893	AutoNation, Inc. (a)	$147,109
4,309	Best Buy Co., Inc.	309,515
4,108	Buckle (The), Inc.	85,939
550	Children’s Place (The), Inc. (b)	45,050
2,471	Designer Brands, Inc., Class A	40,771
2,073	Dick’s Sporting Goods, Inc.	80,702
4,248	Foot Locker, Inc.	184,830
10,561	Gap (The), Inc.	171,722
675	Group 1 Automotive, Inc.	67,122
5,615	L Brands, Inc.	95,680
831	Lithia Motors, Inc., Class A	130,866
8,643	Michaels Cos. (The), Inc. (a)	75,453
1,290	Murphy USA, Inc. (a)	152,130
60,268	Office Depot, Inc.	124,152
3,102	Penske Automotive Group, Inc.	151,129
659	Ross Stores, Inc.	72,273
5,683	Sally Beauty Holdings, Inc. (a)	88,087
1,238	Signet Jewelers Ltd. (b)	19,858
1,605	Tiffany & Co.	199,839
1,298	TJX (The) Cos., Inc.	74,830
3,765	Urban Outfitters, Inc. (a)	108,056
1,618	Williams-Sonoma, Inc.	108,066
		2,859,380

	Technology Hardware, Storage & Peripherals — 1.6%
323	Apple, Inc.	80,349
14,312	Hewlett Packard Enterprise Co.	234,860
15,713	HP, Inc.	272,935
2,831	NetApp, Inc.	158,196
6,909	Seagate Technology PLC	400,929
4,904	Xerox Holdings Corp.	166,393
		1,313,662

	Textiles, Apparel & Luxury Goods — 1.2%
804	Carter’s, Inc.	80,593
4,104	G-III Apparel Group Ltd. (a)	103,052
7,180	Hanesbrands, Inc.	109,208
1,774	Kontoor Brands, Inc.	67,412
590	Oxford Industries, Inc.	40,627
2,078	PVH Corp.	181,119
1,152	Ralph Lauren Corp.	110,661
1,963	Skechers U.S.A., Inc., Class A (a)	73,357
1,024	Steven Madden Ltd.	42,168
5,630	Tapestry, Inc.	145,592
1,497	Wolverine World Wide, Inc.	44,431
		998,220

	Thrifts & Mortgage Finance — 0.7%
1,530	Axos Financial, Inc. (a)	44,447
1,133	Flagstar Bancorp, Inc.	41,173
14,573	MGIC Investment Corp.	199,796
2,922	New York Community Bancorp, Inc.	34,041

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
1,793	OceanFirst Financial Corp.	$42,906
1,393	PennyMac Financial Services, Inc. (a)	43,364
1,725	Provident Financial Services, Inc.	43,039
1,513	Walker & Dunlop, Inc.	95,304
991	Washington Federal, Inc.	36,132
471	WSFS Financial Corp.	19,862
		600,064

	Tobacco — 0.3%
3,634	Altria Group, Inc.	162,767
1,544	Universal Corp.	84,611
		247,378

	Trading Companies & Distributors — 2.0%
4,384	Air Lease Corp.	192,808
4,716	Aircastle Ltd.	128,370
1,096	Applied Industrial Technologies, Inc.	65,585
1,262	Beacon Roofing Supply, Inc. (a)	39,172
3,232	BMC Stock Holdings, Inc. (a)	87,232
1,892	GATX Corp.	150,509
2,168	GMS, Inc. (a)	64,953
936	HD Supply Holdings, Inc. (a)	37,009
1,339	Herc Holdings, Inc. (a)	59,264
5,133	MRC Global, Inc. (a)	58,311
1,517	MSC Industrial Direct Co., Inc., Class A	111,060
7,377	NOW, Inc. (a)	77,754
2,742	Rush Enterprises, Inc., Class A	119,798
2,385	United Rentals, Inc. (a)	318,564
244	W.W. Grainger, Inc.	75,357
2,214	WESCO International, Inc. (a)	111,032
		1,696,778

	Transportation Infrastructure — 0.1%
2,787	Macquarie Infrastructure Corp.	120,231

	Wireless Telecommunication Services — 0.7%
7,106	Telephone & Data Systems, Inc.	185,395
3,774	T-Mobile US, Inc. (a)	311,959
2,814	United States Cellular Corp. (a)	104,737
		602,091
	Total Common Stocks — 99.8%	83,642,702
	(Cost $82,727,140)

	Money Market Funds — 0.7%
373,880	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.67% (c) (d)	373,880

Shares	Description	Value

	Money Market Funds (Continued)
237,437	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (c)	$237,437
	Total Money Market Funds — 0.7%	611,317
	(Cost $611,317)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$454,810	BNP Paribas S.A., 1.70% (c), dated 10/31/19, due 11/01/19, with a maturity value of $454,832. Collateralized by U.S. Treasury Notes, interest rates of 2.50% to 2.625%, due 02/28/21 to 12/31/23. The value of the collateral including accrued interest is $464,590. (d)	454,810
	(Cost $454,810)

	Total Investments — 101.0%	84,708,829
	(Cost $83,793,267) (e)
	Net Other Assets and Liabilities — (1.0)%	(855,469)
	Net Assets — 100.0%	$83,853,360

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $777,719 and the total value of the collateral held by the Fund is $828,690.
(c)	Rate shown reflects yield as of October 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,046,492 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,130,930. The net unrealized appreciation was $915,562.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$83,642,702	$—	$—
Money Market Funds	611,317	—	—
Repurchase Agreements	—	454,810	—
Total Investments	$84,254,019	$454,810	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 3.2%
7,882	Aerojet Rocketdyne Holdings, Inc. (a)	$340,739
1,402	Axon Enterprise, Inc. (a)	71,684
5,170	HEICO Corp.	637,668
3,878	Hexcel Corp.	289,376
4,941	Kratos Defense & Security Solutions, Inc. (a)	93,286
3,094	L3Harris Technologies, Inc.	638,323
2,069	Lockheed Martin Corp.	779,351
4,905	Mercury Systems, Inc. (a)	361,302
1,133	Moog, Inc., Class A	94,843
2,153	Northrop Grumman Corp.	758,890
2,506	Teledyne Technologies, Inc. (a)	825,978
1,550	TransDigm Group, Inc.	815,734
8,031	Triumph Group, Inc.	166,804
		5,873,978

	Air Freight & Logistics — 0.2%
6,433	Air Transport Services Group, Inc. (a)	134,514
2,884	Forward Air Corp.	199,486
		334,000

	Auto Components — 0.3%
1,155	Dorman Products, Inc. (a)	83,102
1,279	Fox Factory Holding Corp. (a)	77,942
4,525	Garrett Motion, Inc. (a)	42,988
14,459	Gentex Corp.	405,575
		609,607

	Automobiles — 0.5%
2,680	Tesla, Inc. (a)	843,986

	Banks — 2.1%
2,440	BancFirst Corp.	141,252
2,780	Bank of Hawaii Corp.	242,722
1,205	City Holding Co.	95,605
1,291	Community Bank System, Inc.	87,504
3,815	CVB Financial Corp.	79,276
4,894	FB Financial Corp.	184,357
3,766	First Bancorp	142,166
9,206	First BanCorp	96,847
7,167	First Financial Bankshares, Inc.	238,518
1,968	Glacier Bancorp., Inc.	83,286
604	Independent Bank Corp.	49,576
1,746	Independent Bank Group, Inc.	93,359
2,089	Lakeland Financial Corp.	97,243
3,955	National Bank Holdings Corp., Class A	136,052
6,174	OFG Bancorp	125,394
5,891	Pacific Premier Bancorp, Inc.	198,851
2,806	Pinnacle Financial Partners, Inc.	165,049
4,011	Sandy Spring Bancorp, Inc.	138,379
3,630	Seacoast Banking Corp. of Florida (a)	101,640

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
2,772	ServisFirst Bancshares, Inc.	$97,020
1,336	Signature Bank	158,075
3,964	Southside Bancshares, Inc.	136,560
11,908	Sterling Bancorp	233,992
3,685	Stock Yards Bancorp, Inc.	147,179
1,667	Tompkins Financial Corp.	145,879
6,482	United Community Banks, Inc.	195,821
1,858	Veritex Holdings, Inc.	45,744
1,902	Washington Trust Bancorp, Inc.	97,173
1,478	Westamerica Bancorporation	97,577
		3,852,096

	Beverages — 1.0%
875	Boston Beer (The) Co., Inc., Class A (a)	327,652
7,510	Brown-Forman Corp., Class B	492,055
5,930	Coca-Cola (The) Co.	322,770
756	Coca-Cola Consolidated, Inc.	207,416
3,439	PepsiCo, Inc.	471,728
		1,821,621

	Biotechnology — 2.5%
11,062	ACADIA Pharmaceuticals, Inc. (a)	469,139
1,141	Acceleron Pharma, Inc. (a)	51,197
3,479	Arena Pharmaceuticals, Inc. (a)	169,480
6,286	ArQule, Inc. (a)	63,551
14,128	Arrowhead Pharmaceuticals, Inc. (a)	565,826
4,535	Coherus Biosciences, Inc. (a)	78,773
6,398	Dicerna Pharmaceuticals, Inc. (a)	105,503
3,515	Emergent BioSolutions, Inc. (a)	200,917
4,369	Epizyme, Inc. (a)	50,287
4,502	Exelixis, Inc. (a)	69,556
2,902	Fate Therapeutics, Inc. (a)	43,385
2,436	Heron Therapeutics, Inc. (a)	51,765
2,339	Invitae Corp. (a)	37,681
1,329	Ionis Pharmaceuticals, Inc. (a)	74,052
6,370	Medicines (The) Co. (a)	334,361
5,602	Natera, Inc. (a)	215,789
1,767	Neurocrine Biosciences, Inc. (a)	175,799
3,426	Portola Pharmaceuticals, Inc. (a)	99,046
1,596	Principia Biopharma, Inc. (a)	56,355
8,920	Radius Health, Inc. (a)	253,685
4,153	Repligen Corp. (a)	330,122
7,560	Seattle Genetics, Inc. (a)	811,944
1,878	Veracyte, Inc. (a)	43,063
2,724	Xencor, Inc. (a)	93,188
10,531	ZIOPHARM Oncology, Inc. (a) (b)	44,441
		4,488,905

	Building Products — 1.0%
2,000	AAON, Inc.	97,320
5,694	Advanced Drainage Systems, Inc.	210,792
4,549	Allegion PLC	527,866
3,294	Armstrong World Industries, Inc.	308,088

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
3,327	CSW Industrials, Inc.	$230,295
7,010	JELD-WEN Holding, Inc. (a)	119,801
4,378	Trex Co., Inc. (a)	384,782
		1,878,944

	Capital Markets — 3.6%
8,910	Ares Management Corp., Class A	263,469
9,653	Blackstone Group (The), Inc., Class A	513,154
4,103	Cboe Global Markets, Inc.	472,460
3,055	CME Group, Inc.	628,566
3,345	Cohen & Steers, Inc.	218,897
9,827	Federated Investors, Inc., Class B	313,874
1,894	Focus Financial Partners, Inc., Class A (a)	41,441
1,613	Hamilton Lane, Inc., Class A	96,167
2,998	Houlihan Lokey, Inc.	141,686
6,997	Intercontinental Exchange, Inc.	659,957
4,861	LPL Financial Holdings, Inc.	392,963
1,971	MarketAxess Holdings, Inc.	726,491
1,576	Moody’s Corp.	347,807
1,635	Morningstar, Inc.	264,608
722	MSCI, Inc.	169,352
3,249	Nasdaq, Inc.	324,153
2,257	PJT Partners, Inc., Class A	93,733
1,925	S&P Global, Inc.	496,631
2,688	SEI Investments Co.	161,065
6,380	TCG BDC, Inc.	91,170
3,365	TD Ameritrade Holding Corp.	129,149
		6,546,793

	Chemicals — 2.0%
1,455	Air Products & Chemicals, Inc.	310,293
7,923	Axalta Coating Systems Ltd. (a)	233,649
803	Balchem Corp.	81,271
2,381	Ecolab, Inc.	457,319
9,204	FMC Corp.	842,166
2,061	Innospec, Inc.	188,293
8,483	PQ Group Holdings, Inc. (a)	139,715
3,910	Scotts Miracle-Gro (The) Co.	392,525
1,468	Sherwin-Williams (The) Co.	840,166
1,193	WR Grace & Co.	79,275
		3,564,672

	Commercial Services & Supplies — 2.9%
4,385	ABM Industries, Inc.	159,877
38,098	ADT, Inc. (b)	294,879
3,464	Brady Corp., Class A	195,162
3,840	Brink’s (The) Co.	326,246
4,279	Casella Waste Systems, Inc., Class A (a)	186,522
3,010	Cintas Corp.	808,697
4,126	Clean Harbors, Inc. (a)	340,230
10,046	Copart, Inc. (a)	830,201

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
7,820	Covanta Holding Corp.	$112,921
4,983	Herman Miller, Inc.	231,709
3,301	McGrath RentCorp	251,899
1,460	MSA Safety, Inc.	175,302
3,730	Republic Services, Inc.	326,412
4,589	Tetra Tech, Inc.	401,400
2,874	US Ecology, Inc.	178,849
4,100	Waste Management, Inc.	460,061
		5,280,367

	Communications Equipment — 1.0%
8,119	Ciena Corp. (a)	301,377
3,181	Cisco Systems, Inc.	151,129
25,258	Extreme Networks, Inc. (a)	162,662
1,487	Lumentum Holdings, Inc. (a)	93,175
3,789	Motorola Solutions, Inc.	630,187
3,623	Plantronics, Inc.	142,819
4,229	ViaSat, Inc. (a)	291,124
		1,772,473

	Construction & Engineering — 0.2%
1,346	NV5 Global, Inc. (a)	97,491
14,742	WillScot Corp. (a)	232,334
		329,825

	Construction Materials — 0.4%
5,336	Vulcan Materials Co.	762,354

	Consumer Finance — 0.9%
3,986	American Express Co.	467,478
345	Credit Acceptance Corp. (a)	151,045
2,606	FirstCash, Inc.	219,920
3,611	Nelnet, Inc., Class A	221,246
10,854	OneMain Holdings, Inc.	434,160
721	World Acceptance Corp. (a)	74,847
		1,568,696

	Containers & Packaging — 0.9%
2,017	AptarGroup, Inc.	238,308
11,084	Ball Corp.	775,547
6,027	Crown Holdings, Inc. (a)	439,007
3,836	Sealed Air Corp.	160,230
		1,613,092

	Distributors — 0.2%
1,974	Pool Corp.	409,408

	Diversified Consumer Services — 0.4%
2,089	Bright Horizons Family Solutions, Inc. (a)	310,258
5,782	Career Education Corp. (a)	81,873
5,122	K12, Inc. (a)	101,365

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services (Continued)
4,996	Service Corp. International	$227,218
		720,714

	Diversified Financial Services — 0.1%
6,689	Cannae Holdings, Inc. (a)	195,319

	Diversified Telecommunication Services — 0.3%
692	Bandwidth, Inc., Class A (a)	38,856
1,445	Cogent Communications Holdings, Inc.	84,735
5,131	GCI Liberty, Inc., Class A (a)	359,067
		482,658

	Electric Utilities — 2.1%
6,891	American Electric Power Co., Inc.	650,442
12,125	Evergy, Inc.	774,909
2,301	MGE Energy, Inc.	177,269
2,771	NextEra Energy, Inc.	660,440
5,264	OGE Energy Corp.	226,668
3,419	Otter Tail Corp.	193,789
6,116	PNM Resources, Inc.	318,949
13,065	Southern (The) Co.	818,653
		3,821,119

	Electrical Equipment — 1.2%
5,135	AMETEK, Inc.	470,623
7,568	Atkore International Group, Inc. (a)	262,609
5,082	Generac Holdings, Inc. (a)	490,819
24,883	GrafTech International Ltd.	300,587
2,424	Hubbell, Inc.	343,481
13,750	Sunrun, Inc. (a)	213,675
20,675	Vivint Solar, Inc. (a) (b)	144,932
		2,226,726

	Electronic Equipment, Instruments & Components — 1.8%
3,345	Amphenol Corp., Class A	335,604
839	Badger Meter, Inc.	48,494
6,548	CDW Corp.	837,555
3,106	Itron, Inc. (a)	236,863
8,298	Keysight Technologies, Inc. (a)	837,351
11,292	Knowles Corp. (a)	243,681
2,447	MTS Systems Corp.	138,207
1,809	OSI Systems, Inc. (a)	179,525
1,564	Zebra Technologies Corp., Class A (a)	372,029
		3,229,309

	Energy Equipment & Services — 0.1%
4,162	Liberty Oilfield Services, Inc., Class A	38,332

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
22,312	McDermott International, Inc. (a) (b)	$36,369
4,958	ProPetro Holding Corp. (a)	38,424
4,715	U.S. Silica Holdings, Inc.	21,029
		134,154

	Entertainment — 1.5%
11,336	Liberty Media Corp.-Liberty Formula One, Class C (a)	481,780
7,107	Live Nation Entertainment, Inc. (a)	501,044
3,912	Roku, Inc. (a)	575,846
6,439	Take-Two Interactive Software, Inc. (a)	774,934
1,206	Walt Disney (The) Co.	156,684
41,044	Zynga, Inc., Class A (a)	253,241
		2,743,529

	Equity Real Estate Investment Trusts — 11.4%
3,215	Acadia Realty Trust	89,956
2,177	Agree Realty Corp.	171,482
7,497	Alexander & Baldwin, Inc.	176,254
129	Alexander’s, Inc.	44,557
2,096	Alexandria Real Estate Equities, Inc.	332,740
1,704	American Assets Trust, Inc.	83,428
3,312	American Campus Communities, Inc.	165,534
13,163	American Finance Trust, Inc. (b)	194,812
12,302	American Homes 4 Rent, Class A	325,634
2,920	American Tower Corp.	636,794
8,592	Americold Realty Trust	344,453
1,527	Apartment Investment & Management Co., Class A	83,802
730	AvalonBay Communities, Inc.	158,892
2,975	Brandywine Realty Trust	45,458
1,918	CareTrust REIT, Inc.	46,492
30,523	Colony Capital, Inc.	170,929
1,307	CoreSite Realty Corp.	153,572
5,348	Corporate Office Properties Trust	158,515
3,392	Crown Castle International Corp.	470,776
4,563	CubeSmart	144,647
4,027	CyrusOne, Inc.	287,045
5,577	Douglas Emmett, Inc.	241,596
13,879	Duke Realty Corp.	487,708
8,627	Easterly Government Properties, Inc.	192,555
1,911	EastGroup Properties, Inc.	255,978
1,036	EPR Properties	80,590
1,119	Equinix, Inc.	634,227
7,058	Equity LifeStyle Properties, Inc.	493,636
5,466	Equity Residential	484,616
8,021	Essential Properties Realty Trust, Inc.	205,819

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
988	Essex Property Trust, Inc.	$323,204
4,036	Extra Space Storage, Inc.	453,122
6,038	First Industrial Realty Trust, Inc.	254,260
3,249	Four Corners Property Trust, Inc.	93,084
2,082	Gaming and Leisure Properties, Inc.	84,030
2,866	Getty Realty Corp.	96,126
4,639	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	138,521
13,232	HCP, Inc. (a)	497,788
2,710	Healthcare Trust of America, Inc., Class A	84,010
16,051	Independence Realty Trust, Inc.	247,185
4,324	Industrial Logistics Properties Trust	91,842
1,464	Innovative Industrial Properties, Inc.	111,264
27,255	Invitation Homes, Inc.	839,181
4,917	Iron Mountain, Inc.	161,278
2,045	Kilroy Realty Corp.	171,637
11,440	Kimco Realty Corp.	246,646
1,944	Lamar Advertising Co., Class A	155,539
13,192	Lexington Realty Trust	143,529
1,551	Liberty Property Trust	91,618
2,266	Life Storage, Inc.	246,813
2,640	LTC Properties, Inc.	136,884
8,142	Medical Properties Trust, Inc.	168,784
4,966	Mid-America Apartment Communities, Inc.	690,224
6,376	Monmouth Real Estate Investment Corp.	96,150
966	National Health Investors, Inc.	82,873
1,412	National Retail Properties, Inc. (b)	83,181
5,506	National Storage Affiliates Trust	188,140
3,930	NexPoint Residential Trust, Inc.	191,666
5,716	Omega Healthcare Investors, Inc.	251,733
14,332	Outfront Media, Inc.	377,075
4,400	Piedmont Office Realty Trust, Inc., Class A	98,736
3,788	Prologis, Inc.	332,435
1,313	PS Business Parks, Inc.	237,062
1,316	Public Storage	293,284
2,630	QTS Realty Trust, Inc., Class A	140,942
2,050	Realty Income Corp.	167,669
5,040	Retail Opportunity Investments Corp.	94,072
7,457	Retail Properties of America, Inc., Class A	102,608
7,235	Rexford Industrial Realty, Inc.	347,931
1,947	Ryman Hospitality Properties, Inc.	163,879
6,025	Safehold, Inc.	208,344
1,686	Saul Centers, Inc.	90,268
2,677	SBA Communications Corp.	644,220
3,327	Spirit Realty Capital, Inc.	165,818
8,514	STORE Capital Corp.	344,817
4,349	Sun Communities, Inc.	707,365

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,104	Taubman Centers, Inc.	$39,501
4,676	Terreno Realty Corp.	263,773
3,242	UDR, Inc.	162,910
1,787	Universal Health Realty Income Trust	213,064
4,420	Ventas, Inc.	287,742
32,567	VEREIT, Inc.	320,459
6,938	VICI Properties, Inc.	163,390
7,122	Welltower, Inc.	645,894
3,607	WP Carey, Inc.	332,060
		20,728,127

	Food & Staples Retailing — 0.3%
2,470	Casey’s General Stores, Inc.	421,901
5,697	Chefs’ Warehouse (The), Inc. (a)	188,713
		610,614

	Food Products — 1.7%
4,615	Freshpet, Inc. (a)	241,180
5,207	Hershey (The) Co.	764,752
13,139	Hostess Brands, Inc. (a)	167,916
2,074	J&J Snack Foods Corp.	395,636
6,483	Lamb Weston Holdings, Inc.	505,933
1,005	McCormick & Co., Inc.	161,494
8,523	Mondelez International, Inc., Class A	447,031
1,505	Post Holdings, Inc. (a)	154,865
7,923	Simply Good Foods (The) Co. (a)	194,430
3,641	Tootsie Roll Industries, Inc.	124,814
		3,158,051

	Gas Utilities — 0.4%
1,419	Chesapeake Utilities Corp.	134,521
1,895	Northwest Natural Holding Co.	131,437
2,485	ONE Gas, Inc.	230,708
2,624	Southwest Gas Holdings, Inc.	229,075
		725,741

	Health Care Equipment & Supplies — 4.8%
1,878	Abbott Laboratories	157,020
1,807	AtriCure, Inc. (a)	48,048
58	Atrion Corp.	48,919
3,690	Baxter International, Inc.	283,023
3,867	Cardiovascular Systems, Inc. (a)	172,159
1,911	CONMED Corp.	210,248
2,235	Danaher Corp.	308,028
6,055	DENTSPLY SIRONA, Inc.	331,693
3,159	DexCom, Inc. (a)	487,244
2,936	Edwards Lifesciences Corp. (a)	699,884
3,115	Globus Medical, Inc., Class A (a)	163,133
2,525	Haemonetics Corp. (a)	304,843
1,513	Hill-Rom Holdings, Inc.	158,396
9,338	Hologic, Inc. (a)	451,119

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
578	IDEXX Laboratories, Inc. (a)	$164,736
2,414	Insulet Corp. (a)	350,802
3,977	Integra LifeSciences Holdings Corp. (a)	230,905
1,240	iRhythm Technologies, Inc. (a)	82,857
5,394	Lantheus Holdings, Inc. (a)	112,465
1,070	Masimo Corp. (a)	155,995
386	Mesa Laboratories, Inc.	87,911
2,338	Neogen Corp. (a)	152,110
2,672	Nevro Corp. (a)	230,326
5,324	Novocure Ltd. (a)	381,411
3,769	NuVasive, Inc. (a)	265,865
1,733	Orthofix Medical, Inc. (a)	72,838
1,498	Quidel Corp. (a)	85,236
4,778	ResMed, Inc.	706,762
2,180	Stryker Corp.	471,469
1,065	Tactile Systems Technology, Inc. (a)	48,372
2,700	Tandem Diabetes Care, Inc. (a)	166,266
1,388	Teleflex, Inc.	482,205
4,552	West Pharmaceutical Services, Inc.	654,760
		8,727,048

	Health Care Providers & Services — 1.2%
2,897	Addus HomeCare Corp. (a)	243,957
2,431	Amedisys, Inc. (a)	312,432
953	Chemed Corp.	375,396
2,427	CorVel Corp. (a)	192,024
5,036	Ensign Group (The), Inc.	212,771
2,805	LHC Group, Inc. (a)	311,271
3,182	National Research Corp.	182,742
10,288	R1 RCM, Inc. (a)	109,362
1,407	US Physical Therapy, Inc.	199,048
		2,139,003

	Health Care Technology — 0.8%
1,741	HealthStream, Inc. (a)	48,853
6,931	HMS Holdings Corp. (a)	226,574
14,014	Inovalon Holdings, Inc., Class A (a)	219,039
3,011	Inspire Medical Systems, Inc. (a)	183,611
2,461	Tabula Rasa HealthCare, Inc. (a)	125,363
3,527	Teladoc Health, Inc. (a) (b)	270,168
3,088	Veeva Systems, Inc., Class A (a)	437,971
		1,511,579

	Hotels, Restaurants & Leisure — 3.7%
3,169	Brinker International, Inc.	140,862
960	Chipotle Mexican Grill, Inc. (a)	747,034
2,685	Choice Hotels International, Inc.	237,569
3,225	Churchill Downs, Inc.	419,218
10,090	Denny’s Corp. (a)	203,011
1,211	Dine Brands Global, Inc.	88,585

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
642	Domino’s Pizza, Inc.	$174,380
3,010	Dunkin’ Brands Group, Inc.	236,646
3,994	Eldorado Resorts, Inc. (a)	178,811
9,953	Hilton Grand Vacations, Inc. (a)	345,668
3,467	Hilton Worldwide Holdings, Inc.	336,160
1,484	Jack in the Box, Inc.	124,686
8,068	Lindblad Expeditions Holdings, Inc. (a)	126,990
1,503	McDonald’s Corp.	295,640
2,583	Papa John’s International, Inc. (b)	151,235
1,376	Planet Fitness, Inc., Class A (a)	87,596
6,644	Scientific Games Corp. (a)	159,390
5,137	SeaWorld Entertainment, Inc. (a)	135,719
2,343	Shake Shack, Inc., Class A (a)	192,782
1,568	Six Flags Entertainment Corp.	66,154
9,127	Starbucks Corp.	771,779
15,941	Wendy’s (The) Co.	337,630
2,737	Wingstop, Inc.	228,348
4,617	Wyndham Hotels & Resorts, Inc.	249,179
7,106	Yum China Holdings, Inc.	302,005
2,846	Yum! Brands, Inc.	289,467
		6,626,544

	Household Durables — 1.7%
3,812	Garmin Ltd.	357,375
2,525	Helen of Troy Ltd. (a)	378,144
4,006	Installed Building Products, Inc. (a)	261,271
731	iRobot Corp. (a) (b)	35,132
2,757	LGI Homes, Inc. (a)	216,369
217	NVR, Inc. (a)	789,140
6,107	Skyline Champion Corp. (a)	172,401
5,157	Tempur Sealy International, Inc. (a)	469,029
4,129	TopBuild Corp. (a)	429,127
		3,107,988

	Household Products — 0.4%
4,290	Church & Dwight Co., Inc.	300,042
1,035	Clorox (The) Co.	152,859
2,138	Colgate-Palmolive Co.	146,667
737	WD-40 Co.	138,114
		737,682

	Independent Power and Renewable Electricity Producers — 1.1%
6,032	NRG Energy, Inc.	242,004
5,359	Ormat Technologies, Inc.	410,285
8,529	Pattern Energy Group, Inc., Class A	239,068
21,845	TerraForm Power, Inc., Class A	370,928
30,191	Vistra Energy Corp.	816,063
		2,078,348

	Industrial Conglomerates — 0.3%
2,736	Carlisle Cos., Inc.	416,611

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates (Continued)
441	Roper Technologies, Inc.	$148,599
		565,210

	Insurance — 2.9%
2,045	AMERISAFE, Inc.	129,919
5,264	Arthur J. Gallagher & Co.	480,182
22,380	Brown & Brown, Inc.	843,278
6,917	Cincinnati Financial Corp.	783,074
2,751	eHealth, Inc. (a)	189,929
2,540	Erie Indemnity Co., Class A	468,046
3,064	Kemper Corp.	220,240
2,223	Kinsale Capital Group, Inc.	235,016
3,226	Marsh & McLennan Cos., Inc.	334,278
2,503	Primerica, Inc.	315,828
8,358	Progressive (The) Corp.	582,553
2,058	RenaissanceRe Holdings Ltd.	385,216
3,428	RLI Corp.	333,613
1,773	Trupanion, Inc. (a) (b)	42,020
		5,343,192

	Interactive Media & Services — 1.6%
386	Alphabet, Inc., Class A (a)	485,897
883	Facebook, Inc., Class A (a)	169,227
1,481	IAC/InterActiveCorp (a)	336,557
4,458	Match Group, Inc. (b)	325,390
51,077	Snap, Inc., Class A (a)	769,220
19,588	Twitter, Inc. (a)	587,052
3,891	Yelp, Inc. (a)	134,278
		2,807,621

	Internet & Direct Marketing Retail — 0.5%
90	Amazon.com, Inc. (a)	159,899
240	Booking Holdings, Inc. (a)	491,705
1,409	Etsy, Inc. (a)	62,687
5,763	Quotient Technology, Inc. (a)	49,620
2,341	Stitch Fix, Inc., Class A (a) (b)	53,515
710	Wayfair, Inc., Class A (a)	58,383
		875,809

	IT Services — 4.7%
2,451	Accenture PLC, Class A	454,465
8,831	Akamai Technologies, Inc. (a)	763,882
3,912	Black Knight, Inc. (a)	251,150
11,363	Booz Allen Hamilton Holding Corp.	799,614
4,444	CSG Systems International, Inc.	256,152
3,541	EPAM Systems, Inc. (a)	623,074
1,089	Euronet Worldwide, Inc. (a)	152,536
5,886	EVERTEC, Inc.	180,053
1,603	Evo Payments, Inc., Class A (a)	45,573
2,744	ExlService Holdings, Inc. (a)	191,065
2,432	Fidelity National Information Services, Inc.	320,440

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
6,232	Fiserv, Inc. (a)	$661,465
1,644	FleetCor Technologies, Inc. (a)	483,698
8,219	Genpact Ltd.	321,938
988	Global Payments, Inc.	167,150
1,189	Mastercard, Inc., Class A	329,127
661	MongoDB, Inc. (a) (b)	84,456
8,898	NIC, Inc.	209,281
4,788	Okta, Inc. (a)	522,227
1,899	Paychex, Inc.	158,832
1,517	PayPal Holdings, Inc. (a)	157,920
5,954	Perficient, Inc. (a)	233,397
7,111	Sabre Corp.	166,966
4,797	TTEC Holdings, Inc.	227,234
914	Visa, Inc., Class A	163,478
17,183	Western Union (The) Co.	430,606
788	WEX, Inc. (a)	149,074
		8,504,853

	Life Sciences Tools & Services — 1.2%
2,051	Agilent Technologies, Inc.	155,363
479	Bio-Rad Laboratories, Inc., Class A (a)	158,846
5,438	Bruker Corp.	241,991
1,203	Charles River Laboratories International, Inc. (a)	156,366
2,161	IQVIA Holdings, Inc. (a)	312,092
4,737	Medpace Holdings, Inc. (a)	348,785
2,357	NeoGenomics, Inc. (a)	54,046
802	PRA Health Sciences, Inc. (a)	78,363
1,108	Thermo Fisher Scientific, Inc.	334,594
1,446	Waters Corp. (a)	306,003
		2,146,449

	Machinery — 3.5%
1,951	Alamo Group, Inc.	208,874
2,548	Albany International Corp., Class A	213,981
5,077	Allison Transmission Holdings, Inc.	221,408
1,244	Caterpillar, Inc.	171,423
2,522	Columbus McKinnon Corp.	94,625
2,795	Deere & Co.	486,721
3,058	Donaldson Co., Inc.	161,279
4,123	Douglas Dynamics, Inc.	193,080
2,310	ESCO Technologies, Inc.	195,172
7,016	Federal Signal Corp.	227,599
1,705	Flowserve Corp.	83,272
2,828	Franklin Electric Co., Inc.	152,288
2,815	Gardner Denver Holdings, Inc. (a)	89,601
2,377	Harsco Corp. (a)	48,182
2,265	Helios Technologies, Inc.	89,762
959	IDEX Corp.	149,153
2,063	Illinois Tool Works, Inc.	347,781
5,240	Ingersoll-Rand PLC	664,904
801	John Bean Technologies Corp.	82,319
1,540	Kadant, Inc.	139,832

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
681	Middleby (The) Corp. (a)	$82,367
2,833	Navistar International Corp. (a)	88,616
1,089	Nordson Corp.	170,766
960	RBC Bearings, Inc. (a)	154,022
5,741	SPX Corp. (a)	261,445
3,427	SPX FLOW, Inc. (a)	155,175
2,599	Tennant Co.	201,241
5,432	Toro (The) Co.	418,970
4,412	TriMas Corp. (a)	142,596
1,961	Watts Water Technologies, Inc., Class A	182,863
3,692	Woodward, Inc.	393,789
1,974	Xylem, Inc.	151,386
		6,424,492

	Media — 2.1%
28,139	Altice USA, Inc., Class A (a)	870,902
254	Cable One, Inc.	336,644
51,099	Central European Media Enterprises Ltd., Class A (a)	229,179
1,958	Charter Communications, Inc., Class A (a)	916,070
4,658	Liberty Latin America Ltd., Class C (a)	85,754
2,796	New York Times (The) Co., Class A	86,396
3,113	Nexstar Media Group, Inc., Class A	302,864
9,315	Sinclair Broadcast Group, Inc., Class A	371,109
103,215	Sirius XM Holdings, Inc. (b)	693,605
		3,892,523

	Metals & Mining — 0.2%
3,231	Royal Gold, Inc.	372,987

	Mortgage Real Estate Investment Trusts — 0.9%
10,314	Arbor Realty Trust, Inc. (b)	140,889
4,442	Blackstone Mortgage Trust, Inc., Class A	161,245
4,903	Granite Point Mortgage Trust, Inc.	91,196
6,923	KKR Real Estate Finance Trust, Inc.	138,806
5,320	Ladder Capital Corp.	91,876
15,086	New York Mortgage Trust, Inc.	94,438
10,332	PennyMac Mortgage Investment Trust	236,500
11,198	Redwood Trust, Inc.	182,975
13,150	Starwood Property Trust, Inc.	323,490
6,815	TPG RE Finance Trust, Inc.	137,867
6,064	Two Harbors Investment Corp.	84,108
		1,683,390

	Multiline Retail — 0.5%
5,077	Dollar General Corp.	814,046

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities — 0.9%
2,076	Black Hills Corp.	$163,651
7,594	Public Service Enterprise Group, Inc.	480,776
3,621	Unitil Corp.	225,480
8,486	WEC Energy Group, Inc.	801,078
		1,670,985

	Oil, Gas & Consumable Fuels — 0.7%
9,982	Centennial Resource Development, Inc., Class A (a)	33,939
2,492	Cheniere Energy, Inc. (a)	153,383
3,617	CVR Energy, Inc.	171,518
2,598	Hess Corp.	170,818
6,208	Jagged Peak Energy, Inc. (a) (b)	44,015
7,625	Kinder Morgan, Inc.	152,348
21,669	Kosmos Energy Ltd.	134,348
3,534	Occidental Petroleum Corp.	143,127
10,048	Par Pacific Holdings, Inc. (a)	227,587
4,740	Parsley Energy, Inc., Class A	74,939
		1,306,022

	Personal Products — 0.4%
3,245	Estee Lauder (The) Cos., Inc., Class A	604,446
1,932	Inter Parfums, Inc.	149,595
435	Medifast, Inc.	48,259
		802,300

	Pharmaceuticals — 1.2%
6,819	Amphastar Pharmaceuticals, Inc. (a)	131,709
1,855	ANI Pharmaceuticals, Inc. (a)	144,894
2,466	Cara Therapeutics, Inc. (a) (b)	51,194
1,671	Catalent, Inc. (a)	81,294
16,250	Corcept Therapeutics, Inc. (a)	237,088
11,697	Horizon Therapeutics PLC (a)	338,160
3,835	Merck & Co., Inc.	332,341
2,413	Pacira BioSciences, Inc. (a)	97,702
1,640	Supernus Pharmaceuticals, Inc. (a)	45,576
4,716	Theravance Biopharma, Inc. (a)	76,022
5,182	Zoetis, Inc.	662,882
		2,198,862

	Professional Services — 1.8%
1,088	CoStar Group, Inc. (a)	597,878
1,117	Equifax, Inc.	152,705
4,557	Exponent, Inc.	289,506
1,402	Forrester Research, Inc.	48,341
3,756	FTI Consulting, Inc. (a)	408,916
3,745	Huron Consulting Group, Inc. (a)	247,694
807	Insperity, Inc.	85,244
7,960	TransUnion	657,655
3,841	TriNet Group, Inc. (a)	203,535

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
4,082	Verisk Analytics, Inc.	$590,665
		3,282,139

	Real Estate Management & Development — 0.3%
2,458	Howard Hughes (The) Corp. (a)	274,854
3,633	Kennedy-Wilson Holdings, Inc.	83,595
5,456	Redfin Corp. (a) (b)	94,880
2,631	St Joe (The) Co. (a)	48,805
		502,134

	Road & Rail — 0.8%
2,818	Avis Budget Group, Inc. (a)	83,723
6,638	Hertz Global Holdings, Inc. (a)	89,679
10,968	Knight-Swift Transportation Holdings, Inc.	399,893
4,748	Old Dominion Freight Line, Inc.	864,516
		1,437,811

	Semiconductors & Semiconductor Equipment — 4.7%
2,924	Ambarella, Inc. (a)	153,890
1,407	Analog Devices, Inc.	150,028
569	Broadcom, Inc.	166,632
4,301	Brooks Automation, Inc.	182,663
2,819	Cabot Microelectronics Corp.	426,007
5,721	Diodes, Inc. (a)	266,885
17,909	Enphase Energy, Inc. (a) (b)	347,972
8,460	Entegris, Inc.	406,080
12,319	FormFactor, Inc. (a)	268,924
3,762	Inphi Corp. (a)	270,413
5,061	KLA Corp.	855,511
12,562	Lattice Semiconductor Corp. (a)	246,090
8,548	MACOM Technology Solutions Holdings, Inc. (a)	194,382
32,319	Marvell Technology Group Ltd.	788,260
2,014	MaxLinear, Inc. (a)	38,185
6,949	Microchip Technology, Inc.	655,221
2,047	Monolithic Power Systems, Inc.	306,886
2,032	Power Integrations, Inc.	185,136
8,464	QUALCOMM, Inc.	680,844
20,938	SunPower Corp. (a) (b)	183,417
13,936	Teradyne, Inc.	853,162
3,648	Texas Instruments, Inc.	430,428
1,923	Universal Display Corp.	384,946
8,885	Xperi Corp.	180,410
		8,622,372

	Software — 6.4%
4,434	8x8, Inc. (a)	85,665
2,542	ACI Worldwide, Inc. (a)	79,793
966	Alarm.com Holdings, Inc. (a)	47,720
2,965	Alteryx, Inc., Class A (a)	271,297
2,917	ANSYS, Inc. (a)	642,178
1,421	Appfolio, Inc., Class A (a)	138,164

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
4,836	Appian Corp. (a)	$215,879
1,941	Aspen Technology, Inc. (a)	223,428
4,733	Avalara, Inc. (a)	336,043
943	Blackline, Inc. (a)	44,076
2,722	Box, Inc., Class A (a)	46,056
4,885	Cadence Design Systems, Inc. (a)	319,235
5,087	Cloudera, Inc. (a)	43,138
3,073	Coupa Software, Inc. (a)	422,507
5,144	DocuSign, Inc. (a)	340,481
1,553	Fair Isaac Corp. (a)	472,174
4,445	Five9, Inc. (a)	246,742
3,566	ForeScout Technologies, Inc. (a)	109,690
1,511	Guidewire Software, Inc. (a)	170,350
525	HubSpot, Inc. (a)	81,427
2,372	Instructure, Inc. (a)	110,844
591	Intuit, Inc.	152,182
2,630	j2 Global, Inc.	249,745
6,434	LivePerson, Inc. (a)	264,116
1,122	LogMeIn, Inc.	73,693
4,935	Manhattan Associates, Inc. (a)	369,878
3,391	Microsoft Corp.	486,168
4,882	Nuance Communications, Inc. (a)	79,674
2,856	Oracle Corp.	155,623
1,541	Paycom Software, Inc. (a)	325,968
3,264	Paylocity Holding Corp. (a)	334,886
1,170	Pegasystems, Inc.	87,996
1,184	Progress Software Corp.	47,218
2,468	Proofpoint, Inc. (a)	284,733
4,008	PROS Holdings, Inc. (a)	205,370
4,038	Q2 Holdings, Inc. (a)	288,677
1,754	Rapid7, Inc. (a)	87,858
3,800	RealPage, Inc. (a)	230,090
5,138	RingCentral, Inc., Class A (a)	829,890
2,411	SailPoint Technologies Holding, Inc. (a)	46,677
1,272	ServiceNow, Inc. (a)	314,515
2,210	Smartsheet, Inc., Class A (a)	87,074
1,333	Splunk, Inc. (a)	159,907
958	SPS Commerce, Inc. (a)	50,554
3,047	SS&C Technologies Holdings, Inc.	158,474
5,373	SVMK, Inc. (a)	98,863
13,661	Symantec Corp. (a)	312,564
4,704	Synopsys, Inc. (a)	638,568
838	Trade Desk (The), Inc., Class A (a)	168,270
1,213	Tyler Technologies, Inc. (a)	325,715
2,636	Upland Software, Inc. (a)	98,797
754	Varonis Systems, Inc. (a)	53,949
1,028	Workiva, Inc. (a)	42,837
2,995	Zuora, Inc., Class A (a)	42,679
		11,600,095

	Specialty Retail — 3.2%
6,196	Aaron’s, Inc.	464,266
595	AutoZone, Inc. (a)	680,906

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
6,581	Boot Barn Holdings, Inc. (a)	$230,664
4,039	Burlington Stores, Inc. (a)	776,175
6,032	Carvana Co. (a)	489,075
1,894	Five Below, Inc. (a)	236,958
7,783	Floor & Decor Holdings, Inc., Class A (a)	356,695
3,478	Home Depot (The), Inc.	815,869
2,016	Monro, Inc.	141,342
1,620	O’Reilly Automotive, Inc. (a)	705,526
8,906	Rent-A-Center, Inc.	230,398
1,345	RH (a)	244,386
4,447	Sleep Number Corp. (a)	213,990
1,738	Tractor Supply Co.	165,145
		5,751,395

	Technology Hardware, Storage & Peripherals — 0.5%
9,091	Dell Technologies, Inc., Class C (a)	480,823
20,508	Diebold Nixdorf, Inc. (a)	143,556
9,401	Pure Storage, Inc., Class A (a)	182,943
		807,322

	Textiles, Apparel & Luxury Goods — 0.4%
1,644	Columbia Sportswear Co.	148,700
8,274	Crocs, Inc. (a)	289,507
1,621	Deckers Outdoor Corp. (a)	247,851
		686,058

	Thrifts & Mortgage Finance — 0.9%
6,667	Capitol Federal Financial, Inc.	95,138
8,563	Columbia Financial, Inc. (a)	141,204
5,011	Essent Group Ltd.	261,023
7,046	Kearny Financial Corp.	98,855
513	LendingTree, Inc. (a)	184,603
9,800	Meridian Bancorp, Inc.	191,688
7,044	Meta Financial Group, Inc.	223,013
5,149	NMI Holdings, Inc., Class A (a)	150,608
13,945	Radian Group, Inc.	350,020
		1,696,152

	Tobacco — 0.1%
19,285	Vector Group Ltd.	235,277

	Trading Companies & Distributors — 0.5%
9,881	Fastenal Co.	355,123
6,367	H&E Equipment Services, Inc.	216,096
6,788	Triton International Ltd.	249,120
		820,339

	Water Utilities — 0.9%
4,431	American States Water Co.	421,521
5,197	American Water Works Co., Inc.	640,634
3,552	Aqua America, Inc.	161,012

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities (Continued)
2,555	California Water Service Group	$143,004
2,829	Middlesex Water Co.	190,250
1,980	SJW Group	143,253
		1,699,674

	Wireless Telecommunication Services — 0.0%
1,419	Shenandoah Telecommunications Co.	45,635
	Total Common Stocks — 100.0%	181,850,214
	(Cost $158,052,483)

	Money Market Funds — 0.8%
1,338,961	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.67% (c) (d)	1,338,961
165,358	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.68% (c)	165,358
	Total Money Market Funds — 0.8%	1,504,319
	(Cost $1,504,319)

Principal Value	Description	Value

	Repurchase Agreements — 0.9%
$1,628,795	BNP Paribas S.A., 1.70% (c), dated 10/31/19, due 11/01/19, with a maturity value of $1,628,872. Collateralized by U.S. Treasury Notes, interest rates of 2.50% to 2.625%, due 02/28/21 to 12/31/23. The value of the collateral including accrued interest is $1,663,820. (d)	1,628,795
	(Cost $1,628,795)

	Total Investments — 101.7%	184,983,328
	(Cost $161,185,597) (e)
	Net Other Assets and Liabilities — (1.7)%	(3,103,631)
	Net Assets — 100.0%	$181,879,697

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,943,321 and the total value of the collateral held by the Fund is $2,967,756.
(c)	Rate shown reflects yield as of October 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $26,081,217 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,283,486. The net unrealized appreciation was $23,797,731.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$181,850,214	$—	$—
Money Market Funds	1,504,319	—	—
Repurchase Agreements	—	1,628,795	—
Total Investments	$183,354,533	$1,628,795	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.9%
578	Curtiss-Wright Corp.	$78,174
706	Huntington Ingalls Industries, Inc.	159,316
2,728	Spirit AeroSystems Holdings, Inc., Class A	223,205
		460,695

	Air Freight & Logistics — 0.5%
3,135	XPO Logistics, Inc. (a)	239,514

	Airlines — 2.8%
3,457	Alaska Air Group, Inc.	240,020
22,326	JetBlue Airways Corp. (a)	430,892
6,515	SkyWest, Inc.	387,968
10,302	Spirit Airlines, Inc. (a)	386,943
		1,445,823

	Auto Components — 2.4%
10,195	BorgWarner, Inc.	424,928
25,961	Goodyear Tire & Rubber (The) Co.	412,001
3,172	Lear Corp.	373,566
		1,210,495

	Automobiles — 0.8%
4,159	Harley-Davidson, Inc.	161,827
3,962	Thor Industries, Inc.	250,636
		412,463

	Banks — 13.8%
14,774	Associated Banc-Corp.	297,105
2,526	BancorpSouth Bank	77,472
10,971	Bank OZK	307,846
4,449	BankUnited, Inc.	152,601
1,890	BOK Financial Corp.	145,814
6,460	Cathay General Bancorp	229,782
6,237	CenterState Bank Corp.	158,170
8,254	CIT Group, Inc.	354,014
4,054	Columbia Banking System, Inc.	159,322
845	Cullen/Frost Bankers, Inc.	76,118
5,066	East West Bancorp, Inc.	217,433
25,948	F.N.B. Corp.	312,933
317	First Citizens BancShares, Inc., Class A	155,939
5,603	First Hawaiian, Inc.	153,130
18,468	First Horizon National Corp.	294,934
9,245	Fulton Financial Corp.	157,720
5,859	Hancock Whitney Corp.	228,501
11,938	Home BancShares, Inc.	220,614
3,961	IBERIABANK Corp.	290,698
8,694	Old National Bancorp	156,449
8,233	PacWest Bancorp	304,539
9,567	People’s United Financial, Inc.	154,698
5,532	Popular, Inc.	301,273
1,059	Prosperity Bancshares, Inc.	73,092
1,987	South State Corp.	156,695
4,183	Synovus Financial Corp.	141,678

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
5,474	Texas Capital Bancshares, Inc. (a)	$295,924
1,158	UMB Financial Corp.	75,571
18,176	Umpqua Holdings Corp.	287,544
1,975	United Bankshares, Inc.	78,092
20,642	Valley National Bancorp	239,034
3,192	Webster Financial Corp.	140,767
3,246	Western Alliance Bancorp	160,125
3,472	Wintrust Financial Corp.	221,583
6,720	Zions Bancorp N.A.	325,718
		7,102,928

	Building Products — 1.0%
1,568	A.O. Smith Corp.	77,898
1,367	Fortune Brands Home & Security, Inc.	82,088
4,734	Owens Corning	290,100
1,078	Simpson Manufacturing Co., Inc.	89,086
		539,172

	Capital Markets — 2.0%
3,329	Eaton Vance Corp.	151,802
3,735	Evercore, Inc., Class A	275,045
13,246	Invesco Ltd.	222,798
4,274	Lazard Ltd., Class A	159,549
3,910	Stifel Financial Corp.	218,882
		1,028,076

	Chemicals — 3.7%
4,303	Albemarle Corp.	261,364
971	Ashland Global Holdings, Inc.	75,126
25,031	Chemours (The) Co.	410,759
9,647	Huntsman Corp.	213,488
158	NewMarket Corp.	76,708
19,977	Olin Corp.	366,378
1,089	Sensient Technologies Corp.	68,128
3,395	Valvoline, Inc.	72,449
5,708	Westlake Chemical Corp.	360,689
		1,905,089

	Commercial Services & Supplies — 0.9%
12,186	KAR Auction Services, Inc.	302,944
767	UniFirst Corp.	154,044
		456,988

	Communications Equipment — 0.4%
533	F5 Networks, Inc. (a)	76,795
6,044	Juniper Networks, Inc.	150,012
		226,807

	Construction & Engineering — 1.7%
3,983	AECOM (a)	159,360
1,737	EMCOR Group, Inc.	152,352

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
3,456	MasTec, Inc. (a)	$217,520
7,915	Quanta Services, Inc.	332,826
		862,058

	Consumer Finance — 1.6%
23,373	Navient Corp.	321,846
8,796	Santander Consumer USA Holdings, Inc.	220,604
33,901	SLM Corp.	286,124
		828,574

	Containers & Packaging — 2.9%
5,714	Berry Global Group, Inc. (a)	237,188
15,212	Graphic Packaging Holding Co.	238,220
2,820	Packaging Corp. of America	308,677
4,980	Silgan Holdings, Inc.	153,235
2,570	Sonoco Products Co.	148,289
10,260	WestRock Co.	383,416
		1,469,025

	Distributors — 0.2%
2,378	LKQ Corp. (a)	80,828

	Diversified Consumer Services — 1.2%
564	Graham Holdings Co., Class B	355,128
9,500	H&R Block, Inc.	237,405
		592,533

	Diversified Financial Services — 0.7%
12,195	Jefferies Financial Group, Inc.	227,681
2,748	Voya Financial, Inc.	148,282
		375,963

	Electric Utilities — 0.4%
856	ALLETE, Inc.	73,667
2,654	Portland General Electric Co.	150,960
		224,627

	Electrical Equipment — 1.3%
1,110	Acuity Brands, Inc.	138,517
2,269	EnerSys	151,705
5,133	Regal Beloit Corp.	380,099
		670,321

	Electronic Equipment, Instruments & Components — 2.2%
487	Coherent, Inc. (a)	72,524
1,157	Dolby Laboratories, Inc., Class A	74,430
1,422	FLIR Systems, Inc.	73,318
552	IPG Photonics Corp. (a)	74,123
4,182	Jabil, Inc.	153,981
2,650	SYNNEX Corp.	312,011

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
2,870	Tech Data Corp. (a)	$348,705
		1,109,092

	Energy Equipment & Services — 0.3%
3,733	Helmerich & Payne, Inc.	139,987

	Entertainment — 0.1%
1,936	Cinemark Holdings, Inc.	70,858

	Equity Real Estate Investment Trusts — 5.0%
18,044	Apple Hospitality REIT, Inc.	297,365
11,059	Brixmor Property Group, Inc.	243,519
10,919	Equity Commonwealth	351,374
1,664	Highwoods Properties, Inc.	77,875
11,205	Paramount Group, Inc.	150,931
11,981	Park Hotels & Resorts, Inc.	278,558
22,011	RLJ Lodging Trust	361,201
11,600	Service Properties Trust	293,480
1,830	SL Green Realty Corp.	152,988
27,218	Sunstone Hotel Investors, Inc.	367,715
		2,575,006

	Food & Staples Retailing — 0.3%
2,891	BJ’s Wholesale Club Holdings, Inc. (a)	77,190
1,820	US Foods Holding Corp. (a)	72,199
		149,389

	Food Products — 1.6%
5,284	Bunge Ltd.	285,336
11,729	Darling Ingredients, Inc. (a)	226,370
3,660	Ingredion, Inc.	289,140
		800,846

	Gas Utilities — 0.7%
6,376	National Fuel Gas Co.	288,897
857	Spire, Inc.	72,039
		360,936

	Health Care Providers & Services — 0.8%
1,182	Encompass Health Corp.	75,672
2,727	Molina Healthcare, Inc. (a)	320,804
		396,476

	Hotels, Restaurants & Leisure — 1.8%
1,716	Aramark	75,092
9,369	Boyd Gaming Corp.	255,305
920	Cracker Barrel Old Country Store, Inc. (b)	143,060
3,046	Hyatt Hotels Corp., Class A	227,658
1,424	Texas Roadhouse, Inc.	80,456

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
3,250	Wyndham Destinations, Inc.	$150,833
		932,404

	Household Durables — 2.8%
1,827	Leggett & Platt, Inc.	93,725
3,014	Mohawk Industries, Inc. (a)	432,147
8,185	PulteGroup, Inc.	321,179
9,110	Toll Brothers, Inc.	362,305
1,417	Whirlpool Corp.	215,554
		1,424,910

	Insurance — 6.3%
693	American Financial Group, Inc.	72,100
3,022	American National Insurance Co.	362,579
6,729	Assured Guaranty Ltd.	315,725
8,891	Athene Holding Ltd., Class A (a)	385,425
7,393	Brighthouse Financial, Inc. (a)	279,160
1,969	Enstar Group Ltd. (a)	395,572
3,802	First American Financial Corp.	234,887
2,677	Mercury General Corp.	128,656
12,996	National General Holdings Corp.	277,075
12,693	Old Republic International Corp.	283,562
7,550	Unum Group	207,927
277	White Mountains Insurance Group Ltd.	296,667
		3,239,335

	Internet & Direct Marketing Retail — 0.7%
36,255	Qurate Retail, Inc., Series A (a)	345,873

	IT Services — 1.6%
1,751	Alliance Data Systems Corp.	175,100
323	CACI International, Inc., Class A (a)	72,271
3,048	KBR, Inc.	85,832
8,705	LiveRamp Holdings, Inc. (a)	340,279
968	MAXIMUS, Inc.	74,284
2,863	Perspecta, Inc.	75,984
		823,750

	Leisure Products — 0.5%
1,435	Brunswick Corp.	83,574
1,700	Polaris, Inc.	167,705
		251,279

	Machinery — 4.1%
2,964	AGCO Corp.	227,309
2,783	Crane Co.	212,955
2,445	ITT, Inc.	145,355
12,166	Kennametal, Inc.	376,538
862	Lincoln Electric Holdings, Inc.	77,210
4,934	Oshkosh Corp.	421,265
1,433	Snap-on, Inc.	233,106

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
8,595	Timken (The) Co.	$421,155
		2,114,893

	Marine — 0.1%
910	Kirby Corp. (a)	72,036

	Media — 1.6%
8,781	DISH Network Corp., Class A (a)	301,891
6,938	Interpublic Group of Cos. (The), Inc.	150,902
24,080	TEGNA, Inc.	361,922
		814,715

	Metals & Mining — 1.6%
3,752	Reliance Steel & Aluminum Co.	435,382
12,549	Steel Dynamics, Inc.	380,988
		816,370

	Mortgage Real Estate Investment Trusts — 1.3%
15,606	Apollo Commercial Real Estate Finance, Inc.	285,590
3,824	Chimera Investment Corp.	77,474
40,649	MFA Financial, Inc.	308,526
		671,590

	Multiline Retail — 1.9%
7,531	Kohl’s Corp.	386,039
24,065	Macy’s, Inc.	364,825
6,664	Nordstrom, Inc. (b)	239,238
		990,102

	Multi-Utilities — 1.2%
4,632	Avista Corp.	222,475
5,306	MDU Resources Group, Inc.	153,290
2,990	NorthWestern Corp.	216,835
		592,600

	Oil, Gas & Consumable Fuels — 6.0%
30,322	Antero Midstream Corp. (b)	195,274
5,843	Apache Corp.	126,559
265,226	Chesapeake Energy Corp. (a) (b)	355,403
7,801	Cimarex Energy Co.	329,358
10,302	Delek US Holdings, Inc.	411,565
28,118	EQT Corp.	301,987
6,972	HollyFrontier Corp.	383,042
16,914	Murphy Oil Corp.	348,936
8,252	PBF Energy, Inc., Class A	266,374
35,313	WPX Energy, Inc. (a)	352,424
		3,070,922

	Paper & Forest Products — 0.5%
9,129	Louisiana-Pacific Corp.	266,841

	Pharmaceuticals — 0.6%
2,335	Jazz Pharmaceuticals PLC (a)	293,346

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)

	Professional Services — 1.2%
2,380	ASGN, Inc. (a)	$151,344
3,551	ManpowerGroup, Inc.	322,857
2,688	Robert Half International, Inc.	153,942
		628,143

	Real Estate Management & Development — 0.3%
1,076	Jones Lang LaSalle, Inc.	157,655

	Road & Rail — 1.3%
575	AMERCO	232,898
664	Landstar System, Inc.	75,132
7,224	Ryder System, Inc.	351,303
		659,333

	Semiconductors & Semiconductor Equipment — 1.3%
1,396	Cirrus Logic, Inc. (a)	94,872
810	MKS Instruments, Inc.	87,658
15,574	ON Semiconductor Corp. (a)	317,710
2,018	Qorvo, Inc. (a)	163,175
		663,415

	Specialty Retail — 5.2%
23,056	American Eagle Outfitters, Inc.	354,601
5,901	AutoNation, Inc. (a)	300,066
8,665	Foot Locker, Inc.	377,014
21,542	Gap (The), Inc.	350,273
11,454	L Brands, Inc.	195,176
1,695	Lithia Motors, Inc., Class A	266,929
2,631	Murphy USA, Inc. (a)	310,274
6,328	Penske Automotive Group, Inc.	308,300
3,301	Williams-Sonoma, Inc.	220,474
		2,683,107

	Technology Hardware, Storage & Peripherals — 0.7%
10,002	Xerox Holdings Corp.	339,368

	Textiles, Apparel & Luxury Goods — 2.9%
1,640	Carter’s, Inc.	164,394
14,646	Hanesbrands, Inc.	222,766
4,239	PVH Corp.	369,471
2,350	Ralph Lauren Corp.	225,741
4,005	Skechers U.S.A., Inc., Class A (a)	149,667
2,090	Steven Madden Ltd.	86,066
11,485	Tapestry, Inc.	297,002
		1,515,107

	Thrifts & Mortgage Finance — 1.1%
29,727	MGIC Investment Corp.	407,557
5,960	New York Community Bancorp, Inc.	69,434

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
2,022	Washington Federal, Inc.	$73,722
		550,713

	Trading Companies & Distributors — 1.9%
8,942	Air Lease Corp.	393,269
3,859	GATX Corp.	306,983
1,909	HD Supply Holdings, Inc. (a)	75,482
3,094	MSC Industrial Direct Co., Inc., Class A	226,512
		1,002,246

	Transportation Infrastructure — 0.5%
5,685	Macquarie Infrastructure Corp.	245,251

	Wireless Telecommunication Services — 0.7%
14,495	Telephone & Data Systems, Inc.	378,174
	Total Common Stocks — 99.9%	51,278,047
	(Cost $51,039,365)

	Money Market Funds — 0.5%
243,444	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.67% (c) (d)	243,444
	(Cost $243,444)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$296,140	BNP Paribas S.A., 1.70% (c), dated 10/31/19, due 11/01/19, with a maturity value of $296,154. Collateralized by U.S. Treasury Notes, interest rates of 2.50% to 2.625%, due 02/28/21 to 12/31/23. The value of the collateral including accrued interest is $302,508. (d)	296,140
	(Cost $296,140)

	Total Investments — 101.0%	51,817,631
	(Cost $51,578,949) (e)
	Net Other Assets and Liabilities — (1.0)%	(504,166)
	Net Assets — 100.0%	$51,313,465

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $499,317 and the total value of the collateral held by the Fund is $539,584.
(c)	Rate shown reflects yield as of October 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,456,995 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,218,313. The net unrealized appreciation was $238,682.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$51,278,047	$—	$—
Money Market Funds	243,444	—	—
Repurchase Agreements	—	296,140	—
Total Investments	$51,521,491	$296,140	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.9%
42,168	Aerojet Rocketdyne Holdings, Inc. (a)	$1,822,923
7,502	Axon Enterprise, Inc. (a)	383,577
20,747	Hexcel Corp.	1,548,141
26,241	Mercury Systems, Inc. (a)	1,932,912
		5,687,553

	Auto Components — 0.9%
6,844	Fox Factory Holding Corp. (a)	417,073
77,353	Gentex Corp.	2,169,752
		2,586,825

	Banks — 2.4%
14,872	Bank of Hawaii Corp.	1,298,474
6,905	Community Bank System, Inc.	468,021
20,411	CVB Financial Corp.	424,141
38,343	First Financial Bankshares, Inc.	1,276,055
10,529	Glacier Bancorp., Inc.	445,587
15,013	Pinnacle Financial Partners, Inc.	883,065
7,146	Signature Bank	845,515
63,707	Sterling Bancorp	1,251,842
		6,892,700

	Beverages — 0.6%
4,680	Boston Beer (The) Co., Inc., Class A (a)	1,752,473

	Biotechnology — 4.0%
59,181	ACADIA Pharmaceuticals, Inc. (a)	2,509,866
18,614	Arena Pharmaceuticals, Inc. (a)	906,781
75,583	Arrowhead Pharmaceuticals, Inc. (a)	3,027,099
24,088	Exelixis, Inc. (a)	372,160
7,110	Ionis Pharmaceuticals, Inc. (a)	396,169
34,080	Medicines (The) Co. (a)	1,788,859
9,455	Neurocrine Biosciences, Inc. (a)	940,678
22,218	Repligen Corp. (a)	1,766,109
		11,707,721

	Building Products — 1.3%
17,621	Armstrong World Industries, Inc.	1,648,092
23,424	Trex Co., Inc. (a)	2,058,736
		3,706,828

	Capital Markets — 2.5%
47,667	Ares Management Corp., Class A	1,409,513
52,575	Federated Investors, Inc., Class B	1,679,245
26,007	LPL Financial Holdings, Inc.	2,102,406
8,745	Morningstar, Inc.	1,415,291
14,379	SEI Investments Co.	861,590
		7,468,045

	Chemicals — 1.4%
42,387	Axalta Coating Systems Ltd. (a)	1,249,993
4,294	Balchem Corp.	434,596

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
20,918	Scotts Miracle-Gro (The) Co.	$2,099,958
6,381	WR Grace & Co.	424,017
		4,208,564

	Commercial Services & Supplies — 3.1%
23,458	ABM Industries, Inc.	855,279
203,821	ADT, Inc. (b)	1,577,574
20,542	Brink’s (The) Co.	1,745,248
22,071	Clean Harbors, Inc. (a)	1,819,975
7,809	MSA Safety, Inc.	937,627
24,550	Tetra Tech, Inc.	2,147,388
		9,083,091

	Communications Equipment — 1.2%
43,434	Ciena Corp. (a)	1,612,270
7,954	Lumentum Holdings, Inc. (a)	498,398
22,623	ViaSat, Inc. (a)	1,557,367
		3,668,035

	Consumer Finance — 1.5%
1,847	Credit Acceptance Corp. (a)	808,635
13,941	FirstCash, Inc.	1,176,481
58,068	OneMain Holdings, Inc.	2,322,720
		4,307,836

	Containers & Packaging — 1.5%
10,789	AptarGroup, Inc.	1,274,721
32,243	Crown Holdings, Inc. (a)	2,348,580
20,525	Sealed Air Corp.	857,329
		4,480,630

	Distributors — 0.7%
10,560	Pool Corp.	2,190,144

	Diversified Consumer Services — 1.0%
11,174	Bright Horizons Family Solutions, Inc. (a)	1,659,563
26,730	Service Corp. International	1,215,680
		2,875,243

	Diversified Telecommunication Services — 0.8%
7,732	Cogent Communications Holdings, Inc.	453,404
27,452	GCI Liberty, Inc., Class A (a)	1,921,091
		2,374,495

	Electric Utilities — 1.0%
28,161	OGE Energy Corp.	1,212,612
32,718	PNM Resources, Inc.	1,706,244
		2,918,856

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 2.1%
27,188	Generac Holdings, Inc. (a)	$2,625,817
133,121	GrafTech International Ltd.	1,608,102
12,968	Hubbell, Inc.	1,837,565
		6,071,484

	Entertainment — 1.5%
20,931	Roku, Inc. (a)	3,081,043
219,580	Zynga, Inc., Class A (a)	1,354,809
		4,435,852

	Equity Real Estate Investment Trusts — 12.4%
11,647	Agree Realty Corp.	917,434
9,114	American Assets Trust, Inc.	446,221
17,720	American Campus Communities, Inc.	885,646
65,815	American Homes 4 Rent, Class A	1,742,123
45,966	Americold Realty Trust	1,842,777
8,170	Apartment Investment & Management Co., Class A	448,370
6,992	CoreSite Realty Corp.	821,560
28,609	Corporate Office Properties Trust	847,971
24,412	CubeSmart	773,860
21,542	CyrusOne, Inc.	1,535,514
29,838	Douglas Emmett, Inc.	1,292,582
10,222	EastGroup Properties, Inc.	1,369,237
5,543	EPR Properties	431,190
32,304	First Industrial Realty Trust, Inc.	1,360,321
11,140	Gaming and Leisure Properties, Inc.	449,610
14,500	Healthcare Trust of America, Inc., Class A	449,500
26,303	Iron Mountain, Inc.	862,738
10,938	Kilroy Realty Corp.	918,026
61,205	Kimco Realty Corp.	1,319,580
10,399	Lamar Advertising Co., Class A	832,024
8,299	Liberty Property Trust	490,222
12,123	Life Storage, Inc.	1,320,437
43,557	Medical Properties Trust, Inc.	902,937
5,171	National Health Investors, Inc.	443,620
7,553	National Retail Properties, Inc. (b)	444,947
30,581	Omega Healthcare Investors, Inc.	1,346,787
76,671	Outfront Media, Inc.	2,017,214
7,024	PS Business Parks, Inc.	1,268,183
38,708	Rexford Industrial Realty, Inc.	1,861,468
10,415	Ryman Hospitality Properties, Inc.	876,631
17,802	Spirit Realty Capital, Inc.	887,252
45,548	STORE Capital Corp.	1,844,694
25,013	Terreno Realty Corp.	1,410,983
174,228	VEREIT, Inc.	1,714,404
		36,376,063

	Food & Staples Retailing — 0.8%
13,217	Casey’s General Stores, Inc.	2,257,596

Shares	Description	Value

	Common Stocks (Continued)
	Food Products — 1.0%
11,093	J&J Snack Foods Corp.	$2,116,101
8,050	Post Holdings, Inc. (a)	828,345
		2,944,446

	Gas Utilities — 0.8%
13,297	ONE Gas, Inc.	1,234,494
14,037	Southwest Gas Holdings, Inc.	1,225,430
		2,459,924

	Health Care Equipment & Supplies — 4.3%
16,666	Globus Medical, Inc., Class A (a)	872,798
13,508	Haemonetics Corp. (a)	1,630,821
8,097	Hill-Rom Holdings, Inc.	847,675
12,914	Insulet Corp. (a)	1,876,662
21,275	Integra LifeSciences Holdings Corp. (a)	1,235,227
5,726	Masimo Corp. (a)	834,794
12,509	Neogen Corp. (a)	813,836
28,482	Novocure Ltd. (a)	2,040,450
20,163	NuVasive, Inc. (a)	1,422,298
14,445	Tandem Diabetes Care, Inc. (a)	889,523
		12,464,084

	Health Care Providers & Services — 2.2%
13,006	Amedisys, Inc. (a)	1,671,531
5,101	Chemed Corp.	2,009,335
26,944	Ensign Group (The), Inc.	1,138,384
15,005	LHC Group, Inc. (a)	1,665,105
		6,484,355

	Health Care Technology — 0.9%
37,080	HMS Holdings Corp. (a)	1,212,145
18,871	Teladoc Health, Inc. (a) (b)	1,445,519
		2,657,664

	Hotels, Restaurants & Leisure — 4.4%
14,366	Choice Hotels International, Inc.	1,271,104
17,253	Churchill Downs, Inc.	2,242,717
16,103	Dunkin’ Brands Group, Inc.	1,266,018
21,369	Eldorado Resorts, Inc. (a) (b)	956,690
53,249	Hilton Grand Vacations, Inc. (a)	1,849,338
7,361	Planet Fitness, Inc., Class A (a)	468,601
8,387	Six Flags Entertainment Corp.	353,848
85,282	Wendy’s (The) Co.	1,806,273
14,643	Wingstop, Inc.	1,221,665
24,700	Wyndham Hotels & Resorts, Inc.	1,333,059
		12,769,313

	Household Durables — 2.3%
13,509	Helen of Troy Ltd. (a)	2,023,108
27,590	Tempur Sealy International, Inc. (a)	2,509,310

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
22,087	TopBuild Corp. (a)	$2,295,502
		6,827,920

	Independent Power and Renewable Electricity Producers — 1.9%
32,272	NRG Energy, Inc.	1,294,752
28,671	Ormat Technologies, Inc.	2,195,052
116,868	TerraForm Power, Inc., Class A	1,984,419
		5,474,223

	Industrial Conglomerates — 0.8%
14,635	Carlisle Cos., Inc.	2,228,471

	Insurance — 2.3%
16,395	Kemper Corp.	1,178,473
13,392	Primerica, Inc.	1,689,802
11,010	RenaissanceRe Holdings Ltd.	2,060,852
18,340	RLI Corp.	1,784,849
		6,713,976

	Interactive Media & Services — 0.6%
23,851	Match Group, Inc. (b)	1,740,885

	Internet & Direct Marketing Retail — 0.2%
7,540	Etsy, Inc. (a)	335,454
3,799	Wayfair, Inc., Class A (a)	312,392
		647,846

	IT Services — 2.8%
20,929	Black Knight, Inc. (a)	1,343,642
5,823	Euronet Worldwide, Inc. (a)	815,628
43,973	Genpact Ltd.	1,722,422
3,535	MongoDB, Inc. (a) (b)	451,667
38,044	Sabre Corp.	893,273
91,926	Western Union (The) Co.	2,303,665
4,216	WEX, Inc. (a)	797,583
		8,327,880

	Life Sciences Tools & Services — 1.8%
2,561	Bio-Rad Laboratories, Inc., Class A (a)	849,279
29,091	Bruker Corp.	1,294,549
6,437	Charles River Laboratories International, Inc. (a)	836,681
25,344	Medpace Holdings, Inc. (a)	1,866,079
4,293	PRA Health Sciences, Inc. (a)	419,469
		5,266,057

	Machinery — 3.6%
27,162	Allison Transmission Holdings, Inc.	1,184,535
16,359	Donaldson Co., Inc.	862,774
9,120	Flowserve Corp.	445,421
15,058	Gardner Denver Holdings, Inc. (a)	479,296

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
4,284	John Bean Technologies Corp.	$440,267
3,644	Middleby (The) Corp. (a)	440,742
15,155	Navistar International Corp. (a)	474,048
5,825	Nordson Corp.	913,418
5,135	RBC Bearings, Inc. (a)	823,859
29,058	Toro (The) Co.	2,241,244
19,753	Woodward, Inc.	2,106,855
		10,412,459

	Media — 2.2%
1,358	Cable One, Inc.	1,799,852
24,919	Liberty Latin America Ltd., Class C (a)	458,759
14,957	New York Times (The) Co., Class A	462,171
16,655	Nexstar Media Group, Inc., Class A	1,620,365
49,834	Sinclair Broadcast Group, Inc., Class A	1,985,387
		6,326,534

	Metals & Mining — 0.7%
17,287	Royal Gold, Inc.	1,995,611

	Mortgage Real Estate Investment Trusts — 1.0%
23,765	Blackstone Mortgage Trust, Inc., Class A	862,670
70,353	Starwood Property Trust, Inc.	1,730,684
32,443	Two Harbors Investment Corp.	449,984
		3,043,338

	Multi-Utilities — 0.3%
11,103	Black Hills Corp.	875,250

	Oil, Gas & Consumable Fuels — 0.4%
19,350	CVR Energy, Inc.	917,577
25,356	Parsley Energy, Inc., Class A	400,878
		1,318,455

	Pharmaceuticals — 0.8%
8,938	Catalent, Inc. (a)	434,834
62,576	Horizon Therapeutics PLC (a)	1,809,072
		2,243,906

	Professional Services — 1.8%
24,376	Exponent, Inc.	1,548,607
20,096	FTI Consulting, Inc. (a)	2,187,852
4,319	Insperity, Inc.	456,216
20,549	TriNet Group, Inc. (a)	1,088,891
		5,281,566

	Real Estate Management & Development — 0.7%
13,148	Howard Hughes (The) Corp. (a)	1,470,210

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development (Continued)
19,434	Kennedy-Wilson Holdings, Inc.	$447,176
		1,917,386

	Road & Rail — 0.9%
15,074	Avis Budget Group, Inc. (a)	447,849
58,676	Knight-Swift Transportation Holdings, Inc.	2,139,327
		2,587,176

	Semiconductors & Semiconductor Equipment — 3.0%
23,007	Brooks Automation, Inc.	977,107
15,083	Cabot Microelectronics Corp.	2,279,343
95,814	Enphase Energy, Inc. (a) (b)	1,861,666
45,260	Entegris, Inc.	2,172,480
10,948	Monolithic Power Systems, Inc.	1,641,324
		8,931,920

	Software — 8.9%
13,599	ACI Worldwide, Inc. (a)	426,873
15,861	Alteryx, Inc., Class A (a)	1,451,281
10,383	Aspen Technology, Inc. (a)	1,195,187
25,322	Avalara, Inc. (a)	1,797,862
16,438	Coupa Software, Inc. (a)	2,260,061
27,519	DocuSign, Inc. (a)	1,821,483
23,780	Five9, Inc. (a)	1,320,028
8,085	Guidewire Software, Inc. (a)	911,503
2,810	HubSpot, Inc. (a)	435,831
14,071	j2 Global, Inc.	1,336,182
6,003	LogMeIn, Inc.	394,277
26,404	Manhattan Associates, Inc. (a)	1,978,980
26,118	Nuance Communications, Inc. (a)	426,246
17,462	Paylocity Holding Corp. (a)	1,791,601
6,260	Pegasystems, Inc.	470,814
13,204	Proofpoint, Inc. (a)	1,523,345
21,442	PROS Holdings, Inc. (a)	1,098,688
21,604	Q2 Holdings, Inc. (a)	1,544,470
9,385	Rapid7, Inc. (a)	470,095
20,330	RealPage, Inc. (a)	1,230,981
11,824	Smartsheet, Inc., Class A (a)	465,866
6,491	Tyler Technologies, Inc. (a)	1,742,963
		26,094,617

	Specialty Retail — 3.1%
33,146	Aaron’s, Inc.	2,483,630
32,272	Carvana Co. (a)	2,616,614
10,135	Five Below, Inc. (a)	1,267,990
41,640	Floor & Decor Holdings, Inc., Class A (a)	1,908,361
10,783	Monro, Inc.	755,996
		9,032,591

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.3%
50,294	Pure Storage, Inc., Class A (a)	$978,721

	Textiles, Apparel & Luxury Goods — 0.7%
8,793	Columbia Sportswear Co.	795,327
8,672	Deckers Outdoor Corp. (a)	1,325,949
		2,121,276

	Thrifts & Mortgage Finance — 1.5%
26,808	Essent Group Ltd.	1,396,429
2,745	LendingTree, Inc. (a)	987,788
74,604	Radian Group, Inc.	1,872,560
		4,256,777

	Water Utilities — 1.1%
23,703	American States Water Co.	2,254,867
19,004	Aqua America, Inc.	861,451
		3,116,318
	Total Common Stocks — 99.9%	292,590,979
	(Cost $264,707,430)

	Money Market Funds — 1.0%
2,843,879	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.67% (c) (d)	2,843,879
	(Cost $2,843,879)

Principal Value	Description	Value

	Repurchase Agreements — 1.2%
$3,459,470	BNP Paribas S.A., 1.70% (c), dated 10/31/19, due 11/01/19, with a maturity value of $3,459,633. Collateralized by U.S. Treasury Notes, interest rates of 2.50% to 2.625%, due 02/28/21 to 12/31/23. The value of the collateral including accrued interest is $3,533,862. (d)	3,459,470
	(Cost $3,459,470)

	Total Investments — 102.1%	298,894,328
	(Cost $271,010,779) (e)
	Net Other Assets and Liabilities — (2.1)%	(6,152,460)
	Net Assets — 100.0%	$292,741,868

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $6,192,355 and the total value of the collateral held by the Fund is $6,303,349.
(c)	Rate shown reflects yield as of October 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $31,215,528 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,331,979. The net unrealized appreciation was $27,883,549.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$292,590,979	$—	$—
Money Market Funds	2,843,879	—	—
Repurchase Agreements	—	3,459,470	—
Total Investments	$295,434,858	$3,459,470	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.6%
13,265	Astronics Corp. (a)	$383,889

	Air Freight & Logistics — 1.1%
15,446	Atlas Air Worldwide Holdings, Inc. (a)	338,731
6,706	Hub Group, Inc., Class A (a)	307,135
		645,866

	Airlines — 1.1%
1,534	Allegiant Travel Co.	256,684
14,841	Hawaiian Holdings, Inc.	424,601
		681,285

	Auto Components — 3.2%
37,932	American Axle & Manufacturing Holdings, Inc. (a)	317,111
11,937	Cooper Tire & Rubber Co.	337,101
9,533	Cooper-Standard Holdings, Inc. (a)	303,721
26,990	Dana, Inc.	438,048
1,696	LCI Industries	164,716
1,575	Standard Motor Products, Inc.	82,467
10,069	Stoneridge, Inc. (a)	310,931
		1,954,095

	Automobiles — 0.6%
8,129	Winnebago Industries, Inc.	390,761

	Banks — 7.3%
3,408	1st Source Corp.	174,421
2,775	Banner Corp.	149,795
5,322	Berkshire Hills Bancorp, Inc.	165,142
19,684	Boston Private Financial Holdings, Inc.	221,445
5,191	Brookline Bancorp, Inc.	81,499
13,081	Cadence BanCorp	201,186
5,142	Eagle Bancorp, Inc.	232,110
1,878	Enterprise Financial Services Corp.	82,256
6,166	First Busey Corp.	162,597
5,760	First Commonwealth Financial Corp.	81,158
9,375	First Financial Bancorp.	219,750
1,900	First Interstate BancSystem, Inc., Class A	79,724
2,032	First Merchants Corp.	80,366
11,776	First Midwest Bancorp, Inc.	241,879
6,954	Great Western Bancorp, Inc.	242,486
5,130	Heartland Financial USA, Inc.	239,981
2,837	Heritage Financial Corp.	78,103
3,200	Hilltop Holdings, Inc.	74,752
15,999	Hope Bancorp, Inc.	228,306
5,942	International Bancshares Corp.	243,384
2,091	NBT Bancorp, Inc.	83,117
6,553	Renasant Corp.	227,389
4,268	S&T Bancorp, Inc.	160,712
9,213	Simmons First National Corp., Class A	220,375

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
2,752	TowneBank	$77,304
4,296	TriCo Bancshares	161,658
2,242	Trustmark Corp.	76,945
4,171	WesBanco, Inc.	156,788
		4,444,628

	Beverages — 0.1%
1,723	National Beverage Corp. (b)	75,743

	Building Products — 2.8%
2,581	American Woodmark Corp. (a)	255,932
1,961	Apogee Enterprises, Inc.	73,616
11,152	Builders FirstSource, Inc. (a)	252,147
1,666	Gibraltar Industries, Inc. (a)	88,681
7,272	Patrick Industries, Inc. (a)	359,309
9,027	PGT Innovations, Inc. (a)	159,417
27,160	Resideo Technologies, Inc. (a)	258,835
5,752	Universal Forest Products, Inc.	289,671
		1,737,608

	Capital Markets — 1.4%
2,707	Artisan Partners Asset Management, Inc., Class A	74,037
28,345	BGC Partners, Inc., Class A	147,394
2,330	Moelis & Co., Class A	83,134
2,065	Piper Jaffray Cos.	162,185
22,685	Waddell & Reed Financial, Inc., Class A	375,664
		842,414

	Chemicals — 3.1%
6,881	Cabot Corp.	299,943
699	Chase Corp.	81,888
3,349	H.B. Fuller Co.	163,431
12,070	Kraton Corp. (a)	270,610
25,205	Kronos Worldwide, Inc.	319,599
5,874	Minerals Technologies, Inc.	290,469
2,343	PolyOne Corp.	75,093
1,607	Stepan Co.	157,036
5,343	Trinseo S.A.	227,078
		1,885,147

	Commercial Services & Supplies — 2.3%
39,487	ACCO Brands Corp.	361,306
3,172	Deluxe Corp.	164,405
3,149	Healthcare Services Group, Inc.	76,710
4,390	HNI Corp.	166,820
6,151	Knoll, Inc.	164,478
6,482	Matthews International Corp., Class A	239,704
12,468	Steelcase, Inc., Class A	217,816
		1,391,239

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment — 0.5%
5,789	EchoStar Corp., Class A (a)	$225,771
3,317	NetScout Systems, Inc. (a)	80,338
		306,109

	Construction & Engineering — 1.7%
9,113	Arcosa, Inc.	350,030
3,526	Comfort Systems USA, Inc.	177,746
4,493	Dycom Industries, Inc. (a)	204,836
15,899	Primoris Services Corp.	324,975
		1,057,587

	Consumer Finance — 1.8%
11,695	Encore Capital Group, Inc. (a)	388,157
15,025	Enova International, Inc. (a)	352,937
12,349	Green Dot Corp., Class A (a)	356,145
		1,097,239

	Containers & Packaging — 0.8%
6,055	Greif, Inc., Class A	237,174
30,358	Owens-Illinois, Inc.	258,043
		495,217

	Diversified Consumer Services — 0.7%
6,023	Adtalem Global Education, Inc. (a)	179,365
9,406	Laureate Education, Inc., Class A (a)	145,370
2,023	WW International, Inc. (a)	70,542
		395,277

	Diversified Financial Services — 0.4%
28,749	FGL Holdings	259,603

	Diversified Telecommunication Services — 0.3%
2,670	ATN International, Inc.	158,144

	Electrical Equipment — 0.7%
5,266	AZZ, Inc.	204,268
4,075	Encore Wire Corp.	229,015
		433,283

	Electronic Equipment, Instruments & Components — 7.4%
4,511	Anixter International, Inc. (a)	373,285
25,642	AVX Corp.	392,835
5,845	Belden, Inc.	299,732
10,731	Benchmark Electronics, Inc.	363,781
2,365	CTS Corp.	63,098
2,050	ePlus, Inc. (a)	160,166
2,980	Fabrinet (a)	167,565
4,121	Insight Enterprises, Inc. (a)	252,947
21,436	KEMET Corp.	466,019
9,269	Methode Electronics, Inc.	318,854
3,671	Plexus Corp. (a)	271,434

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
7,145	Sanmina Corp. (a)	$219,566
10,207	ScanSource, Inc. (a)	329,686
31,959	TTM Technologies, Inc. (a)	374,240
23,021	Vishay Intertechnology, Inc.	463,873
		4,517,081

	Energy Equipment & Services — 3.0%
23,011	Archrock, Inc.	221,826
1,641	Core Laboratories N.V. (b)	72,270
13,755	Diamond Offshore Drilling, Inc. (a) (b)	72,764
38,683	Helix Energy Solutions Group, Inc. (a)	332,287
166,734	Nabors Industries Ltd.	308,458
5,643	Oceaneering International, Inc. (a)	79,905
17,251	Oil States International, Inc. (a)	246,172
69,473	RPC, Inc. (b)	287,618
4,873	SEACOR Holdings, Inc. (a)	209,100
		1,830,400

	Equity Real Estate Investment Trusts — 5.1%
15,292	Brookfield Property REIT, Inc., Class A	289,019
3,615	Columbia Property Trust, Inc.	74,180
18,045	CoreCivic, Inc.	275,367
30,418	DiamondRock Hospitality Co.	303,571
5,359	Empire State Realty Trust, Inc., Class A	77,545
13,231	GEO Group (The), Inc.	201,376
7,993	Global Net Lease, Inc.	155,704
4,735	Kite Realty Group Trust	84,378
17,993	Mack-Cali Realty Corp.	385,410
5,087	Office Properties Income Trust	162,173
5,643	RPT Realty	81,823
16,844	Senior Housing Properties Trust	167,177
33,598	Summit Hotel Properties, Inc.	411,911
10,072	Tanger Factory Outlet Centers, Inc. (b)	162,361
14,764	Xenia Hotels & Resorts, Inc.	310,782
		3,142,777

	Food & Staples Retailing — 1.5%
17,374	Andersons (The), Inc.	320,029
11,863	Sprouts Farmers Market, Inc. (a)	230,261
10,219	Weis Markets, Inc.	393,329
		943,619

	Food Products — 0.6%
20,611	B&G Foods, Inc. (b)	320,501
2,242	Fresh Del Monte Produce, Inc.	71,520
		392,021

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 2.3%
1,329	AMN Healthcare Services, Inc. (a)	$78,092
20,568	Brookdale Senior Living, Inc. (a)	151,175
32,780	Covetrus, Inc. (a)	325,014
2,511	Magellan Health, Inc. (a)	162,964
2,803	National HealthCare Corp.	230,350
17,497	Patterson Cos., Inc.	299,724
9,409	Select Medical Holdings Corp. (a)	171,432
		1,418,751

	Hotels, Restaurants & Leisure — 1.9%
8,235	Bloomin’ Brands, Inc.	163,135
3,741	Cheesecake Factory (The), Inc.	156,337
5,890	Dave & Buster’s Entertainment, Inc.	234,304
16,740	Penn National Gaming, Inc. (a)	356,813
29,301	Playa Hotels & Resorts N.V. (a)	244,370
		1,154,959

	Household Durables — 3.3%
397	Cavco Industries, Inc. (a)	76,085
6,749	KB Home	240,872
2,277	La-Z-Boy, Inc.	80,856
5,323	M.D.C. Holdings, Inc.	206,053
10,352	M/I Homes, Inc. (a)	457,351
3,261	Meritage Homes Corp. (a)	235,086
12,018	Taylor Morrison Home Corp. (a)	301,051
25,912	TRI Pointe Group, Inc. (a)	407,855
		2,005,209

	Household Products — 0.4%
8,274	Central Garden & Pet Co., Class A (a)	233,989

	Insurance — 1.7%
9,481	American Equity Investment Life Holding Co.	233,991
1,088	Argo Group International Holdings Ltd.	67,314
7,153	Employers Holdings, Inc.	302,858
1,286	FBL Financial Group, Inc., Class A	73,791
1,161	National Western Life Group, Inc., Class A	316,489
756	Safety Insurance Group, Inc.	73,483
		1,067,926

	Interactive Media & Services — 0.6%
34,721	Cars.com, Inc. (a)	392,695

	IT Services — 0.5%
1,072	ManTech International Corp., Class A	84,881
7,488	Sykes Enterprises, Inc. (a)	231,342
		316,223

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products — 0.6%
2,898	Acushnet Holdings Corp.	$82,448
5,494	Sturm Ruger & Co., Inc.	251,406
		333,854

	Machinery — 3.6%
11,259	Altra Industrial Motion Corp.	346,777
3,024	Barnes Group, Inc.	176,753
1,115	EnPro Industries, Inc.	77,548
2,199	Gorman-Rupp (The) Co.	81,231
12,940	Greenbrier (The) Cos., Inc.	379,013
7,429	Hillenbrand, Inc.	228,739
16,855	Meritor, Inc. (a)	371,316
2,666	Mueller Industries, Inc.	82,033
2,137	Standex International Corp.	161,942
15,844	Trinity Industries, Inc.	313,394
		2,218,746

	Marine — 0.3%
4,157	Matson, Inc.	158,714

	Media — 2.0%
6,342	AMC Networks, Inc., Class A (a)	276,194
17,278	E.W. Scripps (The) Co., Class A	232,130
23,880	Gray Television, Inc. (a)	391,871
5,221	John Wiley & Sons, Inc., Class A	240,531
2,026	Scholastic Corp.	78,001
		1,218,727

	Metals & Mining — 3.8%
68,676	AK Steel Holding Corp. (a)	162,075
15,397	Allegheny Technologies, Inc. (a)	323,491
6,034	Carpenter Technology Corp.	295,787
22,425	Commercial Metals Co.	433,475
43,451	Hecla Mining Co.	99,937
1,575	Kaiser Aluminum Corp.	168,651
33,743	United States Steel Corp. (b)	388,382
19,965	Warrior Met Coal, Inc.	388,918
2,123	Worthington Industries, Inc.	78,148
		2,338,864

	Multiline Retail — 1.2%
15,906	Big Lots, Inc.	344,683
5,894	Dillard’s, Inc., Class A (b)	406,568
		751,251

	Oil, Gas & Consumable Fuels — 7.5%
129,052	Antero Resources Corp. (a)	322,630
5,252	Arch Coal, Inc., Class A	414,330
89,803	Callon Petroleum Co. (a) (b)	341,251
53,684	CNX Resources Corp. (a)	452,556
23,579	Matador Resources Co. (a)	327,984
112,641	Oasis Petroleum, Inc. (a)	293,993
14,044	PDC Energy, Inc. (a)	280,178
26,475	Peabody Energy Corp.	278,782

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
84,269	QEP Resources, Inc.	$280,616
40,220	SM Energy Co.	315,325
201,939	Southwestern Energy Co. (a)	413,975
19,171	Talos Energy, Inc. (a)	412,752
48,536	Whiting Petroleum Corp. (a)	307,718
3,905	World Fuel Services Corp.	163,112
		4,605,202

	Paper & Forest Products — 1.3%
10,884	Domtar Corp.	396,069
1,176	Neenah, Inc.	75,852
8,328	Schweitzer-Mauduit International, Inc.	337,201
		809,122

	Personal Products — 0.6%
3,666	Nu Skin Enterprises, Inc., Class A	163,430
2,279	USANA Health Sciences, Inc. (a)	168,897
		332,327

	Professional Services — 1.5%
3,254	CBIZ, Inc. (a)	89,062
906	ICF International, Inc.	77,635
16,092	Kelly Services, Inc., Class A	386,369
2,022	Kforce, Inc.	82,720
8,071	Korn Ferry	296,125
		931,911

	Real Estate Management & Development — 0.4%
2,156	Marcus & Millichap, Inc. (a)	77,012
17,208	Newmark Group, Inc., Class A	182,749
		259,761

	Road & Rail — 2.2%
10,667	Heartland Express, Inc.	222,940
15,005	Marten Transport Ltd.	325,008
1,665	Saia, Inc. (a)	148,518
14,355	Schneider National, Inc., Class B	328,299
8,832	Werner Enterprises, Inc.	322,368
		1,347,133

	Semiconductors & Semiconductor Equipment — 0.8%
1,332	Advanced Energy Industries, Inc. (a)	78,721
34,263	Amkor Technology, Inc. (a)	425,889
		504,610

	Software — 0.4%
7,477	Avaya Holdings Corp. (a)	90,397
3,704	Ebix, Inc. (b)	157,901
		248,298

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 5.3%
24,984	Abercrombie & Fitch Co., Class A	$404,491
1,525	Asbury Automotive Group, Inc. (a)	157,273
15,134	Buckle (The), Inc.	316,603
2,025	Children’s Place (The), Inc. (b)	165,868
9,106	Designer Brands, Inc., Class A	150,249
7,639	Dick’s Sporting Goods, Inc.	297,386
2,485	Group 1 Automotive, Inc.	247,108
31,848	Michaels Cos. (The), Inc. (a)	278,033
222,074	Office Depot, Inc.	457,473
20,939	Sally Beauty Holdings, Inc. (a)	324,555
4,562	Signet Jewelers Ltd. (b)	73,175
13,873	Urban Outfitters, Inc. (a)	398,155
		3,270,369

	Textiles, Apparel & Luxury Goods — 1.5%
15,123	G-III Apparel Group Ltd. (a)	379,738
6,537	Kontoor Brands, Inc.	248,406
2,174	Oxford Industries, Inc.	149,702
5,518	Wolverine World Wide, Inc.	163,774
		941,620

	Thrifts & Mortgage Finance — 2.0%
5,638	Axos Financial, Inc. (a)	163,784
4,173	Flagstar Bancorp, Inc.	151,647
6,607	OceanFirst Financial Corp.	158,106
5,133	PennyMac Financial Services, Inc. (a)	159,790
6,357	Provident Financial Services, Inc.	158,607
5,574	Walker & Dunlop, Inc.	351,106
1,736	WSFS Financial Corp.	73,207
		1,216,247

	Tobacco — 0.5%
5,690	Universal Corp.	311,812

	Trading Companies & Distributors — 4.9%
17,374	Aircastle Ltd.	472,920
4,038	Applied Industrial Technologies, Inc.	241,634
4,650	Beacon Roofing Supply, Inc. (a)	144,336
11,909	BMC Stock Holdings, Inc. (a)	321,424
7,988	GMS, Inc. (a)	239,320
4,933	Herc Holdings, Inc. (a)	218,335
18,913	MRC Global, Inc. (a)	214,852
27,184	NOW, Inc. (a)	286,519
10,103	Rush Enterprises, Inc., Class A	441,400
8,158	WESCO International, Inc. (a)	409,124
		2,989,864

	Wireless Telecommunication Services — 0.6%
10,370	United States Cellular Corp. (a)	385,971

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Total Common Stocks — 99.8%	$61,225,187
	(Cost $62,655,566)

	Money Market Funds — 1.5%
947,866	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.67% (c) (d)	947,866
	(Cost $947,866)

Principal Value	Description	Value

	Repurchase Agreements — 1.9%
$1,153,044	BNP Paribas S.A., 1.70% (c), dated 10/31/19, due 11/01/19, with a maturity value of $1,153,098 Collateralized by U.S. Treasury Notes, interest rates of 2.50% to 2.625%, due 02/28/21 to 12/31/23. The value of the collateral including accrued interest is $1,177,839. (d)	1,153,044
	(Cost $1,153,044)

	Total Investments — 103.2%	63,326,097
	(Cost $64,756,476) (e)
	Net Other Assets and Liabilities — (3.2)%	(1,944,007)
	Net Assets — 100.0%	$61,382,090

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,003,853 and the total value of the collateral held by the Fund is $2,100,910.
(c)	Rate shown reflects yield as of October 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,962,170 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,392,549. The net unrealized depreciation was $1,430,379.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$61,225,187	$—	$—
Money Market Funds	947,866	—	—
Repurchase Agreements	—	1,153,044	—
Total Investments	$62,173,053	$1,153,044	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.0%
31,454	Kratos Defense & Security Solutions, Inc. (a)	$593,851
7,212	Moog, Inc., Class A	603,717
51,118	Triumph Group, Inc.	1,061,721
		2,259,289

	Air Freight & Logistics — 0.9%
40,944	Air Transport Services Group, Inc. (a)	856,139
18,357	Forward Air Corp.	1,269,754
		2,125,893

	Auto Components — 0.3%
7,351	Dorman Products, Inc. (a)	528,904
28,805	Garrett Motion, Inc. (a)	273,648
		802,552

	Banks — 7.0%
15,533	BancFirst Corp.	899,205
7,668	City Holding Co.	608,379
31,149	FB Financial Corp.	1,173,383
23,972	First Bancorp	904,943
58,603	First BanCorp	616,504
3,843	Independent Bank Corp.	315,433
11,116	Independent Bank Group, Inc.	594,373
13,297	Lakeland Financial Corp.	618,975
25,174	National Bank Holdings Corp., Class A	865,986
39,300	OFG Bancorp	798,183
37,498	Pacific Premier Bancorp, Inc.	1,265,745
25,533	Sandy Spring Bancorp, Inc.	880,888
23,108	Seacoast Banking Corp. of Florida (a)	647,024
17,639	ServisFirst Bancshares, Inc.	617,365
25,230	Southside Bancshares, Inc.	869,173
23,456	Stock Yards Bancorp, Inc.	936,833
10,609	Tompkins Financial Corp.	928,394
41,256	United Community Banks, Inc.	1,246,344
11,821	Veritex Holdings, Inc.	291,033
12,109	Washington Trust Bancorp, Inc.	618,649
9,409	Westamerica Bancorporation	621,182
		16,317,994

	Beverages — 0.6%
4,813	Coca-Cola Consolidated, Inc.	1,320,495

	Biotechnology — 4.1%
7,260	Acceleron Pharma, Inc. (a)	325,756
40,012	ArQule, Inc. (a)	404,521
28,863	Coherus Biosciences, Inc. (a)	501,350
40,724	Dicerna Pharmaceuticals, Inc. (a)	671,539
22,374	Emergent BioSolutions, Inc. (a)	1,278,898
27,817	Epizyme, Inc. (a)	320,174
18,471	Fate Therapeutics, Inc. (a)	276,141
15,509	Heron Therapeutics, Inc. (a)	329,566

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
14,889	Invitae Corp. (a)	$239,862
35,660	Natera, Inc. (a)	1,373,623
21,803	Portola Pharmaceuticals, Inc. (a)	630,325
10,157	Principia Biopharma, Inc. (a)	358,644
56,779	Radius Health, Inc. (a)	1,614,795
11,954	Veracyte, Inc. (a)	274,105
17,336	Xencor, Inc. (a)	593,065
67,029	ZIOPHARM Oncology, Inc. (a) (b)	282,862
		9,475,226

	Building Products — 1.8%
12,733	AAON, Inc.	619,588
36,244	Advanced Drainage Systems, Inc.	1,341,753
21,178	CSW Industrials, Inc.	1,465,941
44,619	JELD-WEN Holding, Inc. (a)	762,539
		4,189,821

	Capital Markets — 1.9%
21,292	Cohen & Steers, Inc.	1,393,348
12,054	Focus Financial Partners, Inc., Class A (a)	263,742
10,265	Hamilton Lane, Inc., Class A	611,999
19,085	Houlihan Lokey, Inc.	901,957
14,370	PJT Partners, Inc., Class A	596,786
40,613	TCG BDC, Inc.	580,360
		4,348,192

	Chemicals — 0.9%
13,123	Innospec, Inc.	1,198,917
53,997	PQ Group Holdings, Inc. (a)	889,331
		2,088,248

	Commercial Services & Supplies — 3.2%
22,048	Brady Corp., Class A	1,242,184
27,239	Casella Waste Systems, Inc., Class A (a)	1,187,348
49,777	Covanta Holding Corp.	718,780
31,722	Herman Miller, Inc.	1,475,073
21,010	McGrath RentCorp	1,603,273
18,292	US Ecology, Inc.	1,138,311
		7,364,969

	Communications Equipment — 0.8%
160,777	Extreme Networks, Inc. (a)	1,035,404
23,061	Plantronics, Inc.	909,064
		1,944,468

	Construction & Engineering — 0.9%
8,569	NV5 Global, Inc. (a)	620,653
93,845	WillScot Corp. (a)	1,478,997
		2,099,650

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance — 0.8%
22,989	Nelnet, Inc., Class A	$1,408,536
4,587	World Acceptance Corp. (a)	476,177
		1,884,713

	Diversified Consumer Services — 0.5%
36,804	Career Education Corp. (a)	521,145
32,604	K12, Inc. (a)	645,233
		1,166,378

	Diversified Financial Services — 0.5%
42,582	Cannae Holdings, Inc. (a)	1,243,394

	Diversified Telecommunication Services — 0.1%
4,482	Bandwidth, Inc., Class A (a)	251,664

	Electric Utilities — 1.0%
14,643	MGE Energy, Inc.	1,128,097
21,763	Otter Tail Corp.	1,233,527
		2,361,624

	Electrical Equipment — 1.7%
48,175	Atkore International Group, Inc. (a)	1,671,672
87,520	Sunrun, Inc. (a)	1,360,061
131,607	Vivint Solar, Inc. (a) (b)	922,565
		3,954,298

	Electronic Equipment, Instruments & Components — 2.3%
5,345	Badger Meter, Inc.	308,941
19,769	Itron, Inc. (a)	1,507,584
71,883	Knowles Corp. (a)	1,551,235
15,577	MTS Systems Corp.	879,789
11,515	OSI Systems, Inc. (a)	1,142,749
		5,390,298

	Energy Equipment & Services — 0.4%
26,489	Liberty Oilfield Services, Inc., Class A	243,964
142,026	McDermott International, Inc. (a) (b)	231,502
31,564	ProPetro Holding Corp. (a)	244,621
30,007	U.S. Silica Holdings, Inc.	133,831
		853,918

	Equity Real Estate Investment Trusts — 10.1%
20,461	Acadia Realty Trust	572,499
47,721	Alexander & Baldwin, Inc.	1,121,921
823	Alexander’s, Inc.	284,264
83,784	American Finance Trust, Inc. (b)	1,240,003
18,938	Brandywine Realty Trust	289,373
12,208	CareTrust REIT, Inc.	295,922
194,297	Colony Capital, Inc.	1,088,063

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
54,914	Easterly Government Properties, Inc.	$1,225,680
51,054	Essential Properties Realty Trust, Inc.	1,310,046
20,679	Four Corners Property Trust, Inc.	592,453
18,244	Getty Realty Corp.	611,904
29,526	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	881,646
102,040	Independence Realty Trust, Inc.	1,571,416
27,519	Industrial Logistics Properties Trust	584,503
9,315	Innovative Industrial Properties, Inc.	707,940
83,973	Lexington Realty Trust	913,626
16,801	LTC Properties, Inc.	871,132
40,587	Monmouth Real Estate Investment Corp.	612,052
35,051	National Storage Affiliates Trust	1,197,693
25,012	NexPoint Residential Trust, Inc.	1,219,835
28,011	Piedmont Office Realty Trust, Inc., Class A	628,567
16,742	QTS Realty Trust, Inc., Class A	897,204
32,084	Retail Opportunity Investments Corp.	598,848
47,473	Retail Properties of America, Inc., Class A	653,228
38,348	Safehold, Inc.	1,326,074
10,730	Saul Centers, Inc.	574,484
7,024	Taubman Centers, Inc.	251,319
11,381	Universal Health Realty Income Trust	1,356,957
		23,478,652

	Food & Staples Retailing — 0.5%
36,260	Chefs’ Warehouse (The), Inc. (a)	1,201,112

	Food Products — 2.0%
29,380	Freshpet, Inc. (a)	1,535,399
83,638	Hostess Brands, Inc. (a)	1,068,894
50,433	Simply Good Foods (The) Co. (a)	1,237,626
23,173	Tootsie Roll Industries, Inc.	794,370
		4,636,289

	Gas Utilities — 0.7%
9,028	Chesapeake Utilities Corp.	855,855
12,065	Northwest Natural Holding Co.	836,828
		1,692,683

	Health Care Equipment & Supplies — 3.3%
11,501	AtriCure, Inc. (a)	305,811
365	Atrion Corp.	307,852
24,612	Cardiovascular Systems, Inc. (a)	1,095,726
12,165	CONMED Corp.	1,338,393
7,891	iRhythm Technologies, Inc. (a)	527,277

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
34,340	Lantheus Holdings, Inc. (a)	$715,989
2,457	Mesa Laboratories, Inc.	559,582
17,004	Nevro Corp. (a)	1,465,745
11,031	Orthofix Medical, Inc. (a)	463,633
9,530	Quidel Corp. (a)	542,257
6,781	Tactile Systems Technology, Inc. (a)	307,993
		7,630,258

	Health Care Providers & Services — 2.5%
18,444	Addus HomeCare Corp. (a)	1,553,169
15,448	CorVel Corp. (a)	1,222,246
20,252	National Research Corp., Class A	1,163,072
65,488	R1 RCM, Inc. (a)	696,137
8,961	US Physical Therapy, Inc.	1,267,713
		5,902,337

	Health Care Technology — 1.6%
11,078	HealthStream, Inc. (a)	310,849
89,203	Inovalon Holdings, Inc., Class A (a)	1,394,243
19,171	Inspire Medical Systems, Inc. (a)	1,169,047
15,664	Tabula Rasa HealthCare, Inc. (a)	797,924
		3,672,063

	Hotels, Restaurants & Leisure — 3.6%
20,170	Brinker International, Inc.	896,556
64,221	Denny’s Corp. (a)	1,292,127
7,710	Dine Brands Global, Inc.	563,987
9,444	Jack in the Box, Inc.	793,485
51,352	Lindblad Expeditions Holdings, Inc. (a)	808,280
16,442	Papa John’s International, Inc. (b)	962,679
42,292	Scientific Games Corp. (a)	1,014,585
32,704	SeaWorld Entertainment, Inc. (a)	864,040
14,916	Shake Shack, Inc., Class A (a)	1,227,288
		8,423,027

	Household Durables — 1.9%
25,465	Installed Building Products, Inc. (a)	1,660,827
4,650	iRobot Corp. (a) (b)	223,479
17,546	LGI Homes, Inc. (a)	1,377,010
38,870	Skyline Champion Corp. (a)	1,097,300
		4,358,616

	Household Products — 0.4%
4,690	WD-40 Co.	878,906

	Independent Power and Renewable Electricity Producers — 0.7%
54,292	Pattern Energy Group, Inc., Class A	1,521,805

	Insurance — 1.6%
13,020	AMERISAFE, Inc.	827,160

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
17,515	eHealth, Inc. (a)	$1,209,236
14,153	Kinsale Capital Group, Inc.	1,496,255
11,284	Trupanion, Inc. (a) (b)	267,431
		3,800,082

	Interactive Media & Services — 0.4%
24,769	Yelp, Inc. (a)	854,778

	Internet & Direct Marketing Retail — 0.3%
36,686	Quotient Technology, Inc. (a)	315,867
14,906	Stitch Fix, Inc., Class A (a) (b)	340,751
		656,618

	IT Services — 3.7%
28,291	CSG Systems International, Inc.	1,630,693
37,467	EVERTEC, Inc.	1,146,116
10,203	Evo Payments, Inc., Class A (a)	290,071
17,468	ExlService Holdings, Inc. (a)	1,216,297
56,639	NIC, Inc.	1,332,149
37,900	Perficient, Inc. (a)	1,485,680
30,534	TTEC Holdings, Inc.	1,446,396
		8,547,402

	Life Sciences Tools & Services — 0.2%
15,007	NeoGenomics, Inc. (a)	344,111

	Machinery — 6.9%
12,423	Alamo Group, Inc.	1,330,006
16,216	Albany International Corp., Class A	1,361,820
16,056	Columbus McKinnon Corp.	602,421
26,246	Douglas Dynamics, Inc.	1,229,100
14,704	ESCO Technologies, Inc.	1,242,341
44,660	Federal Signal Corp.	1,448,770
18,003	Franklin Electric Co., Inc.	969,462
15,133	Harsco Corp. (a)	306,746
14,413	Helios Technologies, Inc.	571,187
9,806	Kadant, Inc.	890,385
36,545	SPX Corp. (a)	1,664,259
21,810	SPX FLOW, Inc. (a)	987,557
16,545	Tennant Co.	1,281,079
28,081	TriMas Corp. (a)	907,578
12,479	Watts Water Technologies, Inc., Class A	1,163,667
		15,956,378

	Media — 0.6%
325,263	Central European Media Enterprises Ltd., Class A (a)	1,458,805

	Mortgage Real Estate Investment Trusts — 3.1%
65,653	Arbor Realty Trust, Inc. (b)	896,820
31,208	Granite Point Mortgage Trust, Inc.	580,469

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
44,069	KKR Real Estate Finance Trust, Inc.	$883,583
33,861	Ladder Capital Corp.	584,780
96,034	New York Mortgage Trust, Inc.	601,173
65,683	PennyMac Mortgage Investment Trust	1,503,484
71,280	Redwood Trust, Inc.	1,164,715
43,383	TPG RE Finance Trust, Inc.	877,638
		7,092,662

	Multi-Utilities — 0.6%
23,017	Unitil Corp.	1,433,269

	Oil, Gas & Consumable Fuels — 1.2%
63,543	Centennial Resource Development, Inc., Class A (a)	216,046
39,517	Jagged Peak Energy, Inc. (a) (b)	280,175
137,933	Kosmos Energy Ltd.	855,185
63,958	Par Pacific Holdings, Inc. (a)	1,448,649
		2,800,055

	Personal Products — 0.5%
12,303	Inter Parfums, Inc.	952,621
2,766	Medifast, Inc.	306,860
		1,259,481

	Pharmaceuticals — 2.2%
43,406	Amphastar Pharmaceuticals, Inc. (a)	838,387
11,807	ANI Pharmaceuticals, Inc. (a)	922,245
15,694	Cara Therapeutics, Inc. (a) (b)	325,807
103,433	Corcept Therapeutics, Inc. (a)	1,509,088
15,360	Pacira BioSciences, Inc. (a)	621,926
10,443	Supernus Pharmaceuticals, Inc. (a)	290,211
30,020	Theravance Biopharma, Inc. (a)	483,922
		4,991,586

	Professional Services — 0.8%
8,925	Forrester Research, Inc.	307,734
23,837	Huron Consulting Group, Inc. (a)	1,576,579
		1,884,313

	Real Estate Management & Development — 0.4%
34,728	Redfin Corp. (a) (b)	603,920
16,748	St Joe (The) Co. (a)	310,675
		914,595

	Road & Rail — 0.2%
42,259	Hertz Global Holdings, Inc. (a)	570,919

	Semiconductors & Semiconductor Equipment — 5.4%
18,615	Ambarella, Inc. (a)	979,707
36,416	Diodes, Inc. (a)	1,698,806

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
78,314	FormFactor, Inc. (a)	$1,709,595
23,918	Inphi Corp. (a)	1,719,226
79,855	Lattice Semiconductor Corp. (a)	1,564,359
54,417	MACOM Technology Solutions Holdings, Inc. (a)	1,237,443
12,821	MaxLinear, Inc. (a)	243,086
12,937	Power Integrations, Inc.	1,178,690
133,276	SunPower Corp. (a) (b)	1,167,498
56,559	Xperi Corp.	1,148,431
		12,646,841

	Software — 4.3%
28,228	8x8, Inc. (a)	545,365
6,152	Alarm.com Holdings, Inc. (a)	303,909
9,046	Appfolio, Inc., Class A (a)	879,543
30,738	Appian Corp. (a)	1,372,145
5,999	Blackline, Inc. (a)	280,393
17,322	Box, Inc., Class A (a)	293,088
32,384	Cloudera, Inc. (a)	274,616
22,699	ForeScout Technologies, Inc. (a)	698,221
15,097	Instructure, Inc. (a)	705,483
40,902	LivePerson, Inc. (a)	1,679,027
7,540	Progress Software Corp.	300,695
15,347	SailPoint Technologies Holding, Inc. (a)	297,118
6,092	SPS Commerce, Inc. (a)	321,475
34,200	SVMK, Inc. (a)	629,280
16,779	Upland Software, Inc. (a)	628,877
4,800	Varonis Systems, Inc. (a)	343,440
6,545	Workiva, Inc. (a)	272,730
19,065	Zuora, Inc., Class A (a)	271,676
		10,097,081

	Specialty Retail — 2.5%
41,892	Boot Barn Holdings, Inc. (a)	1,468,315
56,692	Rent-A-Center, Inc.	1,466,622
8,549	RH (a)	1,553,353
28,309	Sleep Number Corp. (a)	1,362,229
		5,850,519

	Technology Hardware, Storage & Peripherals — 0.4%
130,544	Diebold Nixdorf, Inc. (a)	913,808

	Textiles, Apparel & Luxury Goods — 0.8%
52,599	Crocs, Inc. (a)	1,840,439

	Thrifts & Mortgage Finance — 2.5%
42,441	Capitol Federal Financial, Inc.	605,633
54,510	Columbia Financial, Inc. (a)	898,870
44,851	Kearny Financial Corp.	629,259
62,380	Meridian Bancorp, Inc.	1,220,153
44,836	Meta Financial Group, Inc.	1,419,508

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
32,777	NMI Holdings, Inc., Class A (a)	$958,727
		5,732,150

	Tobacco — 0.6%
122,763	Vector Group Ltd.	1,497,709

	Trading Companies & Distributors — 1.3%
40,526	H&E Equipment Services, Inc.	1,375,452
43,208	Triton International Ltd.	1,585,734
		2,961,186

	Water Utilities — 1.3%
16,263	California Water Service Group	910,240
18,007	Middlesex Water Co.	1,210,971
12,605	SJW Group	911,972
		3,033,183

	Wireless Telecommunication Services — 0.1%
9,029	Shenandoah Telecommunications Co.	290,373
	Total Common Stocks — 99.9%	232,267,175
	(Cost $218,565,580)

	Money Market Funds — 1.4%
3,160,133	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.67% (c) (d)	3,160,133
	(Cost $3,160,133)

Principal Value	Description	Value

	Repurchase Agreements — 1.6%
$3,844,182	BNP Paribas S.A., 1.70% (c), dated 10/31/19, due 11/01/19, with a maturity value of $3,844,363. Collateralized by U.S. Treasury Notes, interest rates of 2.50% to 2.625%, due 02/28/21 to 12/31/23. The value of the collateral including accrued interest is $3,926,847. (d)	3,844,182
	(Cost $3,844,182)

	Total Investments — 102.9%	239,271,490
	(Cost $225,569,895) (e)
	Net Other Assets and Liabilities — (2.9)%	(6,814,915)
	Net Assets — 100.0%	$232,456,575

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $6,838,481 and the total value of the collateral held by the Fund is $7,004,315.
(c)	Rate shown reflects yield as of October 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,425,382 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,723,787. The net unrealized appreciation was $13,701,595.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$232,267,175	$—	$—
Money Market Funds	3,160,133	—	—
Repurchase Agreements	—	3,844,182	—
Total Investments	$235,427,308	$3,844,182	$—

* See Portfolio of Investments for industry breakout.

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 5.6%
1,597	Lockheed Martin Corp.	$601,558
2,077	Northrop Grumman Corp.	732,101
		1,333,659

	Air Freight & Logistics — 1.3%
2,599	United Parcel Service, Inc., Class B	299,327

	Banks — 7.5%
10,675	Bank of America Corp.	333,807
6,761	Citigroup, Inc.	485,845
3,969	JPMorgan Chase & Co.	495,808
1,111	PNC Financial Services Group (The), Inc.	162,984
6,173	Wells Fargo & Co.	318,712
		1,797,156

	Beverages — 0.7%
1,136	PepsiCo, Inc.	155,825

	Biotechnology — 2.6%
9,826	Gilead Sciences, Inc.	626,014

	Capital Markets — 6.7%
2,210	CME Group, Inc.	454,708
3,005	Goldman Sachs Group (The), Inc.	641,207
10,946	Morgan Stanley	504,063
		1,599,978

	Diversified Financial Services — 0.7%
747	Berkshire Hathaway, Inc., Class B (a)	158,797

	Diversified Telecommunication Services — 5.3%
20,572	AT&T, Inc.	791,816
7,738	Verizon Communications, Inc.	467,917
		1,259,733

	Electric Utilities — 4.0%
1,624	Duke Energy Corp.	153,078
1,336	NextEra Energy, Inc.	318,422
7,561	Southern (The) Co.	473,773
		945,273

	Entertainment — 1.3%
2,389	Walt Disney (The) Co.	310,379

	Equity Real Estate Investment Trusts — 0.6%
704	American Tower Corp.	153,528

	Food & Staples Retailing — 6.6%
2,702	Costco Wholesale Corp.	802,791
6,558	Walmart, Inc.	768,991
		1,571,782

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 2.9%
648	Anthem, Inc.	$174,364
4,937	CVS Health Corp.	327,767
716	UnitedHealth Group, Inc.	180,933
		683,064

	Hotels, Restaurants & Leisure — 2.5%
7,043	Starbucks Corp.	595,556

	Household Products — 2.6%
5,007	Procter & Gamble (The) Co.	623,422

	Insurance — 1.8%
2,892	Chubb Ltd.	440,799

	IT Services — 1.3%
3,006	Fiserv, Inc. (a)	319,057

	Machinery — 2.1%
3,698	Caterpillar, Inc.	509,584

	Media — 6.2%
1,511	Charter Communications, Inc., Class A (a)	706,936
17,268	Comcast Corp., Class A	773,952
		1,480,888

	Oil, Gas & Consumable Fuels — 9.5%
6,564	Chevron Corp.	762,343
13,662	ConocoPhillips	754,143
11,025	Exxon Mobil Corp.	744,959
		2,261,445

	Personal Products — 0.6%
783	Estee Lauder (The) Cos., Inc., Class A	145,849

	Pharmaceuticals — 7.0%
12,281	Bristol-Myers Squibb Co.	704,561
8,666	Pfizer, Inc.	332,515
4,998	Zoetis, Inc.	639,344
		1,676,420

	Road & Rail — 0.7%
961	Union Pacific Corp.	159,007

	Semiconductors & Semiconductor Equipment — 6.2%
15,107	Intel Corp.	853,999
6,123	QUALCOMM, Inc.	492,534
1,205	Texas Instruments, Inc.	142,178
		1,488,711

	Software — 3.4%
5,188	VMware, Inc., Class A	821,105

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 2.6%
2,684	Home Depot (The), Inc.	$629,613

	Technology Hardware, Storage & Peripherals — 1.5%
1,390	Apple, Inc.	345,776

	Textiles, Apparel & Luxury Goods — 1.2%
3,315	NIKE, Inc., Class B	296,858

	Tobacco — 2.1%
11,420	Altria Group, Inc.	511,502

	Wireless Telecommunication Services — 2.7%
7,906	T-Mobile US, Inc. (a)	653,510

	Total Investments — 99.8%	23,853,617
	(Cost $22,558,896) (b)
	Net Other Assets and Liabilities — 0.2%	44,196
	Net Assets — 100.0%	$23,897,813

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,646,749 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $352,028. The net unrealized appreciation was $1,294,721.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$23,853,617	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

October 31, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, NASDAQ AlphaDEX® Large Cap Core Index, NASDAQ AlphaDEX® Mid Cap Core Index, NASDAQ AlphaDEX® Small Cap Core Index, NASDAQ AlphaDEX® Large Cap Value Index, NASDAQ AlphaDEX® Large Cap Growth Index, NASDAQ AlphaDEX® Multi Cap Value Index, NASDAQ AlphaDEX® Multi Cap Growth Index, NASDAQ AlphaDEX® Mid Cap Value Index,  NASDAQ AlphaDEX® Mid Cap Growth Index, NASDAQ AlphaDEX® Small Cap Value Index, NASDAQ AlphaDEX® Small Cap Growth Index, NASDAQ AlphaDEX® Mega Cap Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.